As filed with the U.S. Securities and Exchange Commission on January 28, 2019

File No.  333-182274
File No.:  811-22310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 103	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒

ETF MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

30 Maple Street, 2nd Floor
Summit, New Jersey 07901
 (Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(877) 756-7873

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and Address of Agent for Service)

Copy to:
Eric Simanek, Esq
Sullivan & Worcester LLP
1666 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 31, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ETFMG Prime Mobile Payments ETF (IPAY)

ETFMG Prime Cyber Security ETF (HACK)

ETFMG Prime Junior Silver ETF (SILJ)

ETFMG Drone Economy Strategy ETF (IFLY)

ETFMG Video Game Tech ETF (GAMR)

each listed on NYSE Arca, Inc.

Each Fund is a series of ETF Managers Trust

PROSPECTUS

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR

PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY

REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

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ETFMG Prime Mobile Payments ETF— FUND SUMMARY

Investment Objective

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Index tracks the performance of the exchange-listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies across the globe that (i) engage in providing payment processing services or applications, (ii) provide payment solutions, (iii) build or provide payment industry architecture, infrastructure or software, or (iv) provide services as a credit card network (collectively, “Mobile Payment Companies”).

Mobile Payment Companies are identified by Prime Indexes (the “Index Provider”), an independent index provider that is not affiliated with the Fund’s investment adviser. The Index Provider utilizes issuer financial statements and other public filings and reports, as well as third-party industry research, reports, and analyses, to identify Mobile Payment Companies around the world that meet the Index’s criteria for inclusion. Mobile Payment Companies are then screened for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $100 million, and an operating company structure (as opposed to a pass-through security).

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The Index Provider may exclude companies that meet the criteria for inclusion in the Index or include companies that do not meet such criteria if it determines that including them would be contrary to the objective of the Index (e.g., their inclusion would negatively affect the investibility of the Index, the company’s economic fortunes are predominantly driven by a business not related to that of a Mobile Payments Company, the company is expected to meet the inclusion criteria in the immediate future and plays an important role in the mobile payments industry).

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the second Friday of each March, June, September, and December (or the next business day if the second Friday is not a business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day. The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, and the Fund’s investment adviser.

The Index constituents are weighted according to a modified market capitalization weighting methodology. Constituent weightings are “modified” in that each constituent weighting is capped at 6% of the Index and the cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. In addition, constituents with a market capitalization of less than US $1 billion as of the Selection Day will have their weight reduced by 55–85% depending on their specific market capitalization. The weight of any individual Index constituent whose weight is reduced due to the above-described limits will be redistributed equally among all other Index constituents whose weights are not in excess of such limits.

As of January 7, 2019, the Index had 39 constituents, 15 of which were foreign companies, and the three largest stocks and their weightings in the Index were PayPal Holdings Inc. (6.14%), Visa Inc. (6.11%), and Mastercard Inc. (5.94%).

The Fund invests at least 80% of its total assets, exclusive of collateral held from securities lending, in the component securities of the Index and in ADRs and GDRs based on the component securities in the Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Index to the extent that the Fund’s adviser believes such investments should help the Fund’s overall portfolio track the Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of January 7, 2019, the Index was concentrated in companies in the information technology services industry.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

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Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by the applicable broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Mobile Payment Companies Risk: Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may

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be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etfmg.com or by calling 1-844-383-6477.

Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.64% (quarter ended September 30, 2018) and the Fund’s lowest return for a calendar quarter was -17.72% (quarter ended December 31, 2018).

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	Since Inception 7/15/15
ETFMG Prime Mobile Payments ETF
Return Before Taxes	1.33%	10.61%
Return After Taxes on Distributions	1.16%	10.52%
Return After Taxes on Distributions and Sale of Fund Shares	0.89%	8.30%
ISE Mobile PaymentsTM Index/Prime Mobile Payments Index[1] (reflects no deduction for fees, expenses or taxes)	1.77%	11.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	7.34%

1  The table reflects performance of the ISE Mobile PaymentsTM Index through August 1, 2017 and the Prime Mobile Payments Index thereafter.

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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 29 of the Prospectus.

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ETFMG Prime Cyber Security ETF— FUND SUMMARY

Investment Objective

The ETFMG Prime Cyber Security ETF (the “Fund” or the “Cyber Security ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Index tracks the performance of the exchange-listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies across the globe that (i) engage in providing cybersecurity applications or services as a vital component of its overall business (“CyberSecurity Architecture Providers”) or (ii) provide hardware or software for cybersecurity activities as a vital component of its overall business (“CyberSecurity Application Providers”). Cybersecurity refers to products (hardware/software) and services designed to protect computer hardware, software, networks and data from unauthorized access, vulnerabilities, attacks and other security breaches. The categories of CyberSecurity Architecture Providers and CyberSecurity Application Providers are referred to herein as “sectors”.

Companies in the CyberSecurity Architecture Providers and CyberSecurity Application Providers sectors are identified by Prime Indexes (the “Index Provider”), an independent index provider that is not affiliated with the Fund’s investment adviser. The Index Provider utilizes issuer financial statements and other public filings and reports, as well as third-party industry research, reports, and analyses, to identify CyberSecurity Architecture Providers and CyberSecurity Application Providers around the world that meet the Index’s criteria for inclusion.

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The Index Provider may exclude companies that meet the criteria for inclusion in the Index or include companies that do not meet such criteria if it determines that including them would be contrary to the objective of the Index (e.g., their inclusion would negatively affect the investibility of the Index, the company’s economic fortunes are predominantly driven by a business not related to cybersecurity, the company is expected to meet the inclusion criteria in the immediate future and plays an important role in the cybersecurity industry).

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the second Friday of each March, June, September, and December (or the next business day if the second Friday is not a business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day. The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, and the Fund’s investment adviser.

Companies meeting the sector criteria are screened as of the Selection Day for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $100 million at the time of selection, and an operating company structure (as opposed to a pass-through security). The Index Provide may include companies in the Index with a market capitalization within 5% of the above threshold as of the Selection Date to account for short term fluctuations in market capitalization resulting from changes in a security’s price.

The Index’s exposure to each sector is based on the cumulative market capitalization of index components within the sector relative to the combined market capitalization of both sectors. Each company within a sector is equally weighted at the time of each rebalance of the Index, subject to the adjustments described below.

The cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. Additionally, Index constituents with a market capitalization of less than US $600 million as of the Selection Day will have their weight reduced by 30–35% depending on their specific market capitalization, and constituents with a three-month average daily value traded (“ADTV”) of less than US $2.5 million as of the Selection Day will have their weight reduced by 15–55% depending on their specific ADTV (collectively, the “Liquidity Requirements”). The weight of any individual Index constituent whose weight is reduced due to the Liquidity Requirements will be redistributed pro rata among all other Index constituents whose weights have not been reduced due to the Liquidity Requirements based on the ADTV of such constituents. Additionally, each Index constituent whose weight is reduced due to the Liquidity Requirements will have a maximum weight of 4.5%, and any excess weight above 4.5% will be redistributed pro rata among all other Index constituents based on their weight (after any reductions due to the Liquidity Requirements).

As of January 7, 2019, the Index had 53 constituents, 16 of which were foreign companies, and the three largest stocks and their weightings in the Index were Cisco Systems Inc (4.10%), Splunk Inc (4.02%), and Avast PLC (3.98%).

The Fund invests at least 80% of its total assets, exclusive of collateral held from securities lending, in the component securities of the Index and in ADRs and GDRs based on the component securities in the Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Index to the extent that the Fund’s Adviser believes such investments should help the Fund’s overall portfolio track the Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of January 7, 2019, the Index was concentrated in companies in the software and services industries group.

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Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Cyber Security Companies Risk. Companies in the cyber security field, including companies in the CyberSecurity Architecture Providers and CyberSecurity Application Providers sectors, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cyber security companies may have limited product lines, markets, financial resources or personnel. The products of cyber security companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cyber security field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

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Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by the applicable broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

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Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etfmg.com or by calling 1-844-383-6477.

Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.31% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -19.81% (quarter ended September 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2018)	1 Year	Since Inception 11/11/14
ETFMG Prime Cyber Security ETF
Return Before Taxes	6.94%	7.95%
Return After Taxes on Distributions	6.92%	7.87%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	6.21%
ISE Cyber Security™ Index / Prime Cyber Defense Index (reflects no deduction for fees, expenses or taxes)[1]	7.27%	8.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	7.31%

1  The table reflects performance of the ISE Cyber SecurityTM Index through August 1, 2017 and the Prime Cyber Defense Index thereafter.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisers

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 29 of the Prospectus.

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ETFMG Prime Junior Silver ETF—FUND SUMMARY

Investment Objective

The ETFMG Prime Junior Silver ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	0.69%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of small-capitalization companies actively engaged in silver refining, mining, or exploration (“Junior Silver Companies”). “Junior” is a common term used in Canada in reference to small capitalization exploration companies that generally have no mining operations. Junior Silver Companies include pure play companies that generate more than 50% of their revenue from silver mining activities and non-pure play companies that generate 50% or less of their revenue from silver mining activities. The stocks are weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from silver mining activities such that, when weighting Junior Silver Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non-pure play company is multiplied by a factor of one. The securities of each company in the Index must also be listed on a securities exchange.

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The initial universe of Junior Silver Companies is determined based on proprietary research and analysis conducted by Prime Indexes, (the “Index Provider”), an independent index provider that is not affiliated with the Fund’s investment adviser. The Index Provider uses a variety of publicly available resources for such analysis, including financial statements and other reports published by issuers to determine whether a company is actively engaged as a Junior Silver Company.

The Index Provider may exclude companies that meet the criteria for inclusion in the Index or include companies that do not meet such criteria if it determines that including them would be contrary to the objective of the Index (e.g., their inclusion would negatively affect the investibility of the Index, the company’s economic fortunes are predominantly driven by a business not related to that of a Junior Silver Company, the company is expected to meet the inclusion criteria in the immediate future and plays an important role in the junior silver industry).

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the second Friday of each March, June, September, and December (or the next business day if the second Friday is not a business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day. The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, and the Fund’s investment adviser.

Junior Silver Companies are then screened as of the Selection Date for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $20 million, a maximum market capitalization of $3 billion, and an operating company structure (as opposed to a pass-through security). The Index Provide may include companies in the Index with a market capitalization within 5% of the above thresholds as of the Selection Date to account for short term fluctuations in market capitalization resulting from changes in a security’s price.

The weightings of the constituents of the Index are further modified in that each constituent weighting is capped at 10% of the Index (except as described below) and the cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. Additionally, Index constituents with a market capitalization of less than US $60 million as of the Selection Day will have their weight reduced by 10–70% depending on their specific market capitalization (collectively, the “Liquidity Requirements”). The weight of any individual Index constituent whose weight is reduced due to the Liquidity Requirements will be redistributed equally among all other Index constituents whose weights have not been reduced due to the Liquidity Requirements. Further, the cumulative weight of all components with a market capitalization of less than US $100 million may not in the aggregate account for more than 10% of the weight of the Index as of the Selection Day.

If after all weight adjustments due to the Liquidity Requirements, more than four Index constituents would each have a weight greater than 4.5%, each Index constituent with a weight greater than 4.5% other than the four most heavily weighted constituents will have its weight reduced to 4.5% with any excess weight redistributed equally among the four most heavily weighted constituents. Consequently, the Fund expects that the Index will generally have one or more constituents with a weight of more than 10%.

As of January 7, 2019, the Index had 30 constituents, 25 of which were foreign companies. The three largest stocks and their weightings in the Index were First Majestic Silver Corp (12.35%), Hecla Mining Co (11.76%), and Pan American Silver Corp (11.44%).

The Fund invests at least 80% of its total assets in the component securities of the Index and in ADRs and GDRs based on the component securities in the Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Index to the extent that the Fund’s adviser believes such investments should help the Fund’s overall portfolio track the Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of January 7, 2019, the Index was concentrated in companies in the metals and mining industries group.

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Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect the Fund.

Canada-Specific Risk: Because investments in the Silver Exploration & Production sub-industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the

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requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by the applicable broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Silver Exploration and Production Industry Concentration Risk. The Fund concentrates its assets in an industry or group of related industries to the extent that the Index is so concentrated. Because the Index is expected to concentrate in the Silver Exploration & Production sub-industry of the Metals & Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified. The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

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Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etfmg.com or by calling 1-844-383-6477.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 71.65% (quarter ended March 31, 2016) and the Fund’s lowest return for a calendar quarter was -42.17% (quarter ended June 30, 2013).

Average Annual Total Returns (for the periods ended December 31, 2018)	1 Year	5 Years	Since Inception 11/29/12
ETFMG Prime Junior Silver ETF
Return Before Taxes	-28.44%	-2.20%	-13.29%
Return After Taxes on Distributions	-28.86%	-2.55%	-13.55%
Return After Taxes on Distributions and Sale of Fund Shares	-16.77%	-1.81%	-9.23%
ISE Junior Silver (Small Cap Miners/Explorers) Index / Prime Junior Silver Miners & Explorers Index[1] (reflects no deduction for fees, expenses or taxes)	-28.15%	-0.67%	-12.18%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	12.21%

[1]	The table reflects performance of the ISE Junior Silver (Small Cap Miners/Explorers)TM Index through August 1, 2017 and the Prime Junior Silver Miners & Explorers Index thereafter.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Investment Adviser

ETF Managers Group LLC, (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 29 of the Prospectus.

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ETFMG Drone Economy Strategy ETF— FUND SUMMARY

Investment Objective

The ETFMG Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2018 the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) of companies across the globe (including in emerging markets) and across a wide variety of industries that are actively involved in the development, research, or utilization of drones (the “Drone Economy” and such companies, “Drone Economy Companies”). The Drone Economy requires a variety of specialized skills, technologies, and resources, and consequently, Drone Economy Companies may include companies from industry groups as diverse as aerospace/defense, auto parts and equipment, commercial services, computers, electronics, machinery, manufacturing, semiconductors, and telecommunications.

The initial universe of Drone Economy Companies is determined based on proprietary research and analysis conducted by the Research and Advisory Committee of Reality Shares, Inc., the Fund’s Index Provider (the “Drone Index Provider”). The Drone Index Provider uses a variety of independent, third-party resources for such analysis, including industry databases, regulatory agency public records, academic institution reports, and financial services applications and data sets to determine whether a company is actively involved in the Drone Economy (“Drone Economy Drivers”) and to acquire the information used to weight the Index constituents.

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The Drone Index Provider then uses an independent, third-party database to identify companies in the Drone Economy Drivers’ supply chains that derive more than 10% of their revenue from providing support services and supplies to Drone Economy Drivers (“Drone Economy Suppliers”).

The Index is comprised of both Drone Economy Drivers and Drone Economy Suppliers, each of which must have its equity securities listed on a securities exchange and have a minimum market capitalization of $100 million.

As of each rebalance date, the Index constituents are weighted based on a multi-factor composite “Drone Score” compiled and computed by the Drone Index Provider. The Drone Score is calculated based on (i) the estimated dollar amount of a company’s revenue from the Drone Economy, (ii) the estimated percentage of a company’s revenue derived from the Drone Economy, (iii) whether a company is a Drone Economy Driver or Drone Economy Supplier, and (iv) the expected growth of a company’s contributions to the overall revenue, research and development, and supplies/services of the Drone Economy. The greater the company’s revenue from the Drone Economy (in dollars or as a percentage of total revenue) and the higher the expected growth rate of the company’s contribution to the Drone Economy, the greater the company’s weighting in the Index. Drone Economy Drivers will compose between 50% and 95% of the Index weight and Drone Economy Suppliers will compose between 5% and 50% of the Index weight as of each rebalance date.

The Index weightings are modified such that each constituent weighting is capped at 25% of the Index and the cumulative weight of the five most heavily-weighted constituents may not in the aggregate account for more than 60% of the weight of the Index. In addition, the weight of any individual company in the Index is limited such that the market value of the company’s equity securities in the Index (assuming the Index’s overall value is $1 billion) does not exceed 5% of the value of the company’s outstanding equity securities.

At the time of each rebalance, the Index will consist of a minimum of 20 component stocks. There is no maximum number of component stocks that may be included in the Index.

The Index has a semi-annual review in June and December of each year at which times the Index is reconstituted and rebalanced. Component changes are made after the market close on the third Friday of June and December and become effective at the market opening on the next trading day.

The Index is developed and owned by the Drone Index Provider, and the Index is calculated and maintained by an independent third-party calculation agent. The Drone Index Provider is independent of the Index’s calculation agent, the Fund, and the Fund’s investment adviser.

As of January 4, 2019, the Index had 53 constituents, 26 of which were foreign companies, and the three largest stocks and their weightings in the Index were Aeroenvironment Inc (11.48%), Boeing Co (4.67%), and Ambarella Inc (4.05%).

The Fund invests at least 80% of its total assets, exclusive of collateral held from securities lending, in securities, ADRs, or GDRs of Drone Economy Companies. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Index to the extent that the Fund’s adviser believes such investments should help the Fund’s overall portfolio track the Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of January 4, 2019, the Index was concentrated in companies in the aerospace and defense industry group.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

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Drone Economy Companies Risk: Drone Economy Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, customers, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be dependent on their ability to win future government contracts. Consequently, such companies may be negatively affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Drone Economy Companies are also subject to increasing regulatory constraints that may limit the sale or use of a company’s products, including the need to obtain regulatory approvals from government agencies (e.g., Federal Aviation Administration). Drone Economy products are likely to be extremely complex, which could increase the likelihood of unknown defects or errors. Such factors may adversely affect the profitability and value of Drone Economy companies.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Foreign Investments Risk: Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market, and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Emerging Markets Securities Risk: The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Geographic Concentration Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

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Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by the applicable broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Non-Drone Economy Business Risk: Some of the companies in the Index are engaged in other lines of business unrelated to Drone Economy, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in Drone Economy activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Risks Related to Investing in Europe: To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.

In a referendum held in June 2016 (known as “Brexit”), the United Kingdom (“UK”) voted to leave the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Fund’s investments.

Risks Related to Investing in Japan: To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the

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United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etfmg.com or by calling 1-844-383-6477.

Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 15.95% (quarter ended September 30, 2017) and the Fund’s lowest return for a calendar quarter was -24.30% (quarter ended December 31, 2018).

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Average Annual Total Returns (for the periods ended December 31, 2018)	1 Year	Since Inception 3/8/2016
ETFMG Drone Economy Strategy ETF
Return Before Taxes	-17.95%	6.88%
Return After Taxes on Distributions	-18.01%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	-10.57%	5.29%
Reality Shares Drone™ Index (reflects no deduction for fees, expenses or taxes)	-17.72%	6.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	10.97%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 29 of the Prospectus.

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ETFMG Video Game Tech ETF— FUND SUMMARY

Investment Objective

The ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	None
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2018 the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of exchange-listed companies across the globe (including in emerging markets) that are actively engaged in a business activity supporting or utilizing the video gaming industry (“Video Gaming Companies”), specifically:

(i)	Companies that are software developers or hardware providers for the entertainment, educational software, or virtual reality/simulation segments of the video gaming industry or whose business model relies solely on delivering goods and services to these segments (collectively, “pure-play” companies).

(ii)	Companies that are not pure-play companies but provide intellectual property in support of the video game, educational software, or virtual reality/simulation segments (“non-pure-play” companies).

(iii)	Large broad-based companies whose business model supports the video game, educational software, or virtual reality/simulation segments (“gaming conglomerate” companies).

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The initial universe of Video Gaming Companies is determined based on proprietary research and analysis conducted by EE Funds LLC (the “Video Gaming Index Provider”). The Video Gaming Index Provider uses a variety of publicly available resources for such analysis, including financial statements and other reports published by issuers to determine whether a company is actively engaged as a Video Gaming Company and its status as a pure-play, non-pure-play, or gaming conglomerate company (each, a “sector”).

Video Gaming Companies are then screened for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $100 million, and an operating company structure (as opposed to a pass-through security).

As of each rebalance date, the pure-play and non-pure-play sectors make up 90% of the Index weight with each of the pure-play and non-pure-play sectors being weighted based on the aggregate market capitalization of the companies in their respective sectors relative to the aggregate market capitalization of all of the Index constituents (i.e., all Video Gaming Companies). The gaming conglomerate sector makes up 10% of the Index weight. The Index constituents are equally weighted within each sector. The resulting weight distribution prevents the large gaming conglomerate companies from dominating the Index, while allowing smaller pure-play and non-pure-play companies to adequately influence Index performance. Individual constituent weightings may be adjusted to account for constituent securities with limited liquidity and/or small market capitalizations.

The Index has a semi-annual review in June and December of each year at which times the Index is reconstituted and rebalanced by the Video Gaming Index Provider. Component changes are made after the market close on the third Friday of June and December and become effective at the market opening on the next trading day.

The Index is owned by EE Funds LLC. The Index is calculated and maintained by an independent third-party calculation agent. The Video Gaming Index Provider is independent of the Index’s calculation agent, the Fund, and the Fund’s investment adviser.

As of January 4, 2019, the Index had 78 constituents, 62 of which were foreign companies, and the three largest stocks and their weightings in the Index were Webzen Inc (2.88%), Gamestop Corp (2.87%), and Pearl Abyss Corp (2.67%).

The Fund invests at least 80% of its total assets, exclusive of collateral held from securities lending, in securities, ADRs, or GDRs of Video Gaming Companies. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Index to the extent that the Fund’s adviser believes such investments should help the Fund’s overall portfolio track the Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of January 4, 2019, the Index was concentrated in companies in the software industry group.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Emerging Markets Securities Risk: The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

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Foreign Investments Risk: Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market, and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Geographic Concentration Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single

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issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Risks Related to Investing in Japan: To the extent the Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Video Gaming Companies Risk: Video Gaming Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of Video Gaming Companies.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etfmg.com or by calling 1-844-383-6477.

Calendar Year Total Return as of December 31,

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During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 20.78% (quarter ended June 30, 2017) and the Fund’s lowest return for a calendar quarter was -17.22% (quarter ended December 31, 2018).

Average Annual Total Returns (for the periods ended December 31, 2018)	1 Year	Since Inception 3/8/2016
ETFMG Video Game Tech ETF
Return Before Taxes	-16.90%	18.83%
Return After Taxes on Distributions	-17.09%	18.39%
Return After Taxes on Distributions and Sale of Fund Shares	-9.69%	14.76%
EEFund Video Game Tech Index (reflects no deduction for fees, expenses or taxes)	-16.68%	18.66%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	10.97%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

For important information about the purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation” on page 29 of the Prospectus.

Summary Information about Purchases, Sales, Taxes, and Financial Intermediary Compensation

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Mobile Payments ETF, Cyber Security ETF, Junior Silver ETF, Drone Economy ETF, and Video Game Tech ETF (each a “Fund” and collectively, the “Funds”) throughout the trading day like any publicly traded security. Shares of each Fund are listed on the Exchange. The price of a Fund’s shares is based on market price, and because exchange-traded fund (“ETF”) shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Funds issue and redeem shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in their respective Indexes, and only Authorized Participants (as defined in the SAI) (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Funds’ shares are not redeemable securities.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

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Financial Intermediary Compensation

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of a Fund’s shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Funds over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information about the Funds’ Investment Objectives and Strategies

Each Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, corresponds generally to the price and yield performance of its respective Index. A number of factors may affect a Fund’s ability to achieve a high correlation with its Index, including the degree to which the Fund utilizes a sampling methodology. There can be no guarantee that the Funds will achieve a high degree of correlation. A Fund’s investment adviser (“Adviser”) may sell securities that are represented in such Fund’s Index or purchase securities not yet represented in the Index, in anticipation of their removal from or addition to the Index. There may also be instances in which the Adviser may choose to overweight securities in such Fund’s Index, thus causing the Fund to purchase or sell securities not in the Index, but which the Adviser believes are appropriate to substitute for certain securities in the Index. The Funds will not take defensive positions.

Each Fund will invest at least 80% of its total assets, exclusive of collateral held from securities lending, in the component securities of its respective Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the component securities in the Index (the “80% Policy”). Each Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Index to the extent that the Fund’s Adviser believes that such investments should help the applicable Fund’s overall portfolio track its Index. Each Fund will also concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that its Index is concentrated.

Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon reasonable notice to shareholders. Additionally, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund’s 80% Policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Additional Risk Information

The following section provides additional information regarding the principal risks identified under “Principal Risks” in each Fund’s summary.

Cyber Security Companies Risk (Cyber Security ETF only): Companies in the cyber security field, including companies in the CyberSecurity Architecture Providers and CyberSecurity Application Providers sectors, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cyber security companies may have limited product lines, markets, financial resources or personnel. The products of cyber security companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cyber security field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cyber security field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.

Drone Economy Companies Risk (Drone Economy ETF only): Drone Economy Companies face intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources, customers, or personnel, all of which may have an adverse effect on profit margins. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, competition for the services of qualified personnel, and competition from larger or foreign competitors with lower production costs. Drone Economy Companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect the profitability and value of these companies. Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be dependent on their ability to win future government contracts. Consequently, such companies may be negatively affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Drone Economy Companies are also subject to increasing regulatory constraints that may limit the sale or use of a company’s products, including the need to obtain regulatory approvals from government agencies (e.g., Federal Aviation

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Administration). Drone Economy products are likely to be extremely complex, which could increase the likelihood of unknown defects or errors. Such factors may adversely affect the profitability and value of such companies.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Funds to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. Each Fund’s NAV is determined on the basis of U.S. dollars and, therefore, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Depositary Receipts Risk. The Funds may invest in depositary receipts. Depositary receipts include ADRs and GDRs. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are depositary receipts which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Depositary receipts may be sponsored or unsponsored. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. The Funds’ investments also may include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within each Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Emerging Markets Securities Risk (Cyber Security ETF, Junior Silver ETF, Drone Economy ETF, and Video Game Tech ETF). A Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. In addition, less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Foreign Market and Trading Risk (Cyber Security ETF, Junior Silver ETF, Drone Economy ETF, and Video Game Tech ETF). The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. Where all or a part of a Fund’s underlying securities trade in a market that is closed when the Exchange is open, there may be changes between the last quotation from its closed foreign market and the value of such securities during the Fund’s domestic trading day. This could lead to differences between the market price of a Fund’s shares and the value of a Fund’s underlying securities.

Foreign Securities Risk. Each Fund invests in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the

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possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

Political and Economic Risk. Each Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk (Cyber Security ETF). Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Geographic Risk (Junior Silver ETF, Drone Economy ETF, and Video Game Tech ETF): A Fund that is less diversified across countries or geographic regions is generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect the Fund.

Canada-Specific Risk (Junior Silver ETF only). Because the investments of the Fund may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Equity Market Risk: An investment in a Fund involves risks of investing in equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.

Market Trading Risk: An investment in a Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although each Fund’s shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will be maintained. Trading in a Fund’s shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%., 13% and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In stressed market conditions, the liquidity of a Fund’s shares may begin to mirror the liquidity of the applicable Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV.

Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in a Fund’s market price from its NAV.  Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund shares. During a “flash crash,” the market prices of a Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in a Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

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Fluctuation of NAV. The NAV of a Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether a Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of a Fund’s shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of a Fund’s underlying securities or the NAV of Fund shares. If an investor purchases a Fund’s shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by the applicable broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Mobile Payment Companies Risk (Mobile Payments ETF only): Mobile Payment Companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Mobile Payment Companies are also subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the profitability and value of these companies. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements, and the cost of such litigation, particularly for a company losing such litigation, could significantly affect the profitability and value of the company. Mobile Payment Companies may also be active in acquiring other companies, and their ability to successfully integrate such acquisitions would negatively affect the profitability and value of such Mobile Payment Companies.

Non-Diversification Risk (each Fund except Cyber Security ETF): Because the Funds are “non-diversified,” a Fund may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase a Fund’s volatility and have a greater impact on the Fund’s performance.

Non-Drone Economy Business Risk (Drone Economy ETF only): Some of the companies in the Index are engaged in other lines of business unrelated to Drone Economy, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in Drone Economy activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Passive Investment Risk: The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from a Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Funds involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of a Fund’s shares will decline, more or less, in correspondence with any decline in value of the Fund’s respective Index. An Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on a Fund. Unlike with an actively managed fund, each Fund’s Adviser does not use techniques or defensive strategies designed to lessen the effects

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of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Reliance on Trading Partners Risk (Cyber Security ETF, Junior Silver ETF, Drone Economy ETF, and Video Game Tech ETF): Each Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on a Fund’s investments. Each Fund is specifically exposed to U.S. economic risk.

Silver Exploration and Production Industry Concentration Risk (Junior Silver ETF only): Because the Index is expected to concentrate in the Silver Exploration & Production sub-industry of the Metals & Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified. The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

Risks Related to Investing in Europe (Drone Economy ETF and Video Game Tech): The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy, and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. For some countries, the ability to repay sovereign debt is in question, and the possibility of default is not unlikely, which could affect their ability to borrow in the future. For example, Greece has been required to impose harsh austerity measures on its population to receive financial aid from the International Monetary Fund and EU member countries. These austerity measures have also led to social uprisings within Greece, as citizens have protested – at times violently – the actions of their government. The persistence of these factors may seriously reduce the economic performance of Greece and pose serious risks for the country’s economy in the future. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

In a referendum held in June 2016 (known as “Brexit”), the UK voted to leave the EU. It is expected that the UK will invoke article 50 of the Lisbon Treaty to withdraw from the EU in due course. However, there is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences and precise timeframe for “Brexit”. It is expected that the UK’s exit from the EU will take place within two years of the UK notifying the European Council that it intends to withdraw from the EU. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.

Risks Related to Investing in Japan (Drone Economy ETF and Video Game Tech ETF): Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of

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these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, or other events, such as natural disasters, could have a negative impact on Japanese securities. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Smaller Companies Risk: Each Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. As a result, the Funds may be subject to the risk that securities of smaller companies represented in the Indexes may underperform securities of larger companies or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of smaller-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, less frequent trading, significantly lower trading volumes, and cyclical or static growth prospects. As a result of the differences between the securities of smaller companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error. Smaller-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Funds must satisfy certain diversification requirements under the Code. In particular, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When an Index is concentrated in a relatively small number of securities, it may not be possible for a Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. A Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of its Index, and the Fund’s efforts to replicate its Index may cause it inadvertently to fail to satisfy the diversification requirements.

If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Distributions to each Fund’s shareholders would generally be taxed as ordinary dividends. Under certain circumstances, a Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. Relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period. If a Fund were to fail to qualify as a regulated investment company in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a regulated investment company in a subsequent year. If a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a regulated investment company in a subsequent year.

Tracking Error Risk: Tracking error refers to the risk that a Fund’s Adviser may not be able to cause the applicable Fund’s performance to match or correlate to that of the Fund’s Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its Index. In addition, in order to minimize the market impact of an Index rebalance, a Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance. This may contribute to tracking error if the weights of the Fund’s portfolio securities diverge from the weights of the securities in the Index during the rebalancing. Tracking error in such circumstances may be greater if the Fund is trading in securities that are less liquid or lightly traded. Tracking error may cause a Fund’s performance to be less than expected.

Valuation Risk: The sales price that a Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Video Gaming Companies Risk (Video Game Tech ETF only): Video Gaming Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Pure-play companies may be dependent on one or a small number of product or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms, and changes in consumer discretionary spending. Such factors may adversely affect the profitability and value of Video Gaming Companies. Video Gaming Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the profitability and value of these companies. Video Gaming Companies may be subject to sophisticated intellectual property infringement schemes and piracy efforts, particularly in foreign markets, which may limit

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the revenue potential in such markets, and combatting such infringement or piracy schemes may require significant expenses. Such anti-piracy programs may not be effective.

Non-Principal Risks

Absence of an Active Market: Although the Funds’ shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case such Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for Fund shares and shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The risks associated with limited APs may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Limitations of Indicative Optimized Portfolio Value (“IOPV”) Risk: The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an intraday value of each Fund’s shares, also known as the IOPV. The IOPV calculations are estimates of the value of a Fund’s NAV per share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price of a Fund’s shares may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per share of a Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV. This may result in market prices for Fund shares deviating from the value of a Fund’s underlying securities. No Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Portfolio Holdings

Information about the Funds’ daily portfolio holdings will be available at www.etfmg.com. In addition, the Funds disclose their complete portfolio holdings as of the end of their fiscal year and their second fiscal quarter in their reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Fund Management

Adviser. ETF Managers Group LLC, the investment adviser to the Funds, is a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the day-to-day portfolio management of the Funds, subject to the supervision of the Board. For its services, the Adviser receives, and, except as otherwise noted, did receive for each Fund’s most recent fiscal year, a fee that is equal to the percent shown in the table below per annum of the average daily net assets of each Fund with the fee for each Fund calculated daily and paid monthly.

Fund	Management Fee
Mobile Payments ETF	0.75%
Cyber Security ETF	0.60%
Junior Silver ETF	0.69%
Drone Economy ETF	0.75%
Video Game ETF	0.75%

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Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Funds and arranges for transfer agency, custody, fund administration, securities lending, and all other related services necessary for the Funds to operate. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Junior Silver ETF, Cyber Security ETF, Mobile Payments ETF, Drone Economy ETF and Video Game ETF is available in the Funds’ Semi-Annual Report for the reporting period ended March 31, 2018

Manager of Managers Structure. The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, may select one or more sub-advisers for the Funds and supervise, monitor and evaluate the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit a Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate a Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser may be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser will compensate each sub-adviser out of its management fee. A Fund is required to provide shareholders with certain information regarding any new sub-adviser within 90 days of the hiring of any new sub-adviser. Such information generally includes the information that would have been provided to shareholders in the form of a proxy statement in the absence of the Order.

The Adviser’s reliance on such Order with respect to a Fund is contingent on the holders of a majority of such Fund’s outstanding voting securities approving the Fund’s use of a manager of managers structure and the Adviser’s reliance on such Order. Prior to the date of this Prospectus, shareholders of each of the Mobile Payments ETF, Drone Economy ETF, and Video Game ETF approved the use by such Funds of a manager of managers structure and the Adviser’s reliance on such Order. As of the date of this Prospectus, shareholders of the Cyber Security ETF and Junior Silver ETF had not yet approved the use by such Funds of a manager of managers structure and the Adviser’s reliance on such Order.

Portfolio Managers

The Funds’ portfolio managers are primarily responsible for the day-to-day management of the Funds. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy.

The Funds are managed by Samuel R. Masucci, III, Chief Executive Officer of the Adviser, James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser.

Samuel R. Masucci, III has more than 25 years’ experience in investment banking, structured product development, sales and trading. In the last 5 years, he founded ETF Managers Group (ETFMG) which has led to the launch of 14 funds and $2 Billion in assets. Prior to ETFMG he has held senior positions at Bear Stearns, UBS, SBC Warburg, and Merrill Lynch and has experience in creating, building and managing businesses for the issuance, sales and trading of: ETFs, index products, commodity products, hedge funds, ABS, and OTC structured products in the U.S. and Europe.

James B. Francis, CFA, has more than 30 years of experience in portfolio management and related fields. Prior to joining the Adviser in 2018, Mr. Francis held senior portfolio management positions with Geode Capital Management (from 2011 to 2014), where he managed an equity portfolio management team that was responsible for managing approximately $200 billion in assets, as well as with Deutsche Asset Management, Northern Trust Global Investments, and State Street Global Advisors. More recently, Mr. Francis was an independent consultant to a start-up investment firm, advising on product development and marketing strategies for ETFs from 2014 to 2016, and he was a senior account representative from 2016 to 2018 at Axioma, Incorporated, a risk management and portfolio construction software development firm. Mr. Francis is a Chartered Financial Analyst and he holds a B.S. in Applied Mathematics from University of Massachusetts.

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Devin Ryder began her career with the Adviser during the summer of 2017 and re-joined the Adviser on a permanent basis in 2018 to be a part of the Adviser’s portfolio management team. Prior to joining the Adviser, Ms. Ryder was pursuing studies in the quantitative aspects of risk management and finance, for which she received a B.S. in Mathematics of Finance and Risk Management from the University of Michigan in 2017.

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed, and ownership of the applicable Funds’ shares.

Buying and Selling the Funds

Each Fund’s shares are listed for secondary trading on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

NAV per share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of a Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Index.

The Funds invest in non-U.S. securities. Non-U.S. securities held by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants will not be able to purchase or redeem Fund shares.

Frequent Purchases and Redemptions of the Funds’ Shares

Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem a Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that a Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

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Dividends, Distributions, and Taxes

Fund Distributions

The Funds intend to pay out dividends, if any, quarterly and distribute any net realized capital gains to their shareholders at least annually.

Dividend Reinvestment Service

Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as each Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

●	Each Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●	Each Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For non-corporate shareholders, dividends reported by a Fund as qualified dividend income are generally eligible for reduced tax rates.

●	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. A Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

●	Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to non-corporate shareholders at reduced maximum rates.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	A Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

Investment in Foreign Securities. The Funds may be subject to foreign withholding taxes on income they may earn from investing in foreign securities, which may reduce the return on such investments. In addition, the Funds’ investments in foreign securities or foreign currencies may increase or accelerate the Funds’ recognition of ordinary income and may affect the timing or amount of their

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distributions. The Funds may be eligible to file an election that would permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portions of qualified taxes paid by the Funds to foreign countries in respect of foreign securities held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. This 30% withholding tax generally will not apply to distributions of net capital gain.

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The Funds or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Distribution

The Distributor, ETFMG Financial LLC, an affiliate of the Adviser, is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in the Funds’ shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The principal business address of the Distributor is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund, except the Junior Silver ETF. In accordance with the Plan, each Fund other than the Junior Silver ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each applicable Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Fund Service Providers

Sullivan & Worcester LLP, 1666 K Street NW, Washington, DC 20006, serves as legal counsel to the Funds.

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Index/Trademark Licenses/Disclaimers

EE Funds LLC is a financial research firm that specializes in the Video Gaming Company industry. EE Funds LLC is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent, distributor, or any of their respective affiliates.

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The EEFund Video Game Tech index (the “Video Game Tech Index”) is a product of EE Funds LLC (“EE Funds”) and the Reality Shares Drone Index (the “Drone Index”) is a product of Reality Shares, Inc. (“Reality Shares” and EE Funds, the “Index Parties”). The Adviser has entered into license agreements to use the applicable Index and the marketing name and licensed trademark of the applicable index provider (the “Index Trademark”). The Adviser is sub-licensing rights to each Index to the applicable Fund at no charge. The Adviser is permitted to sub-license each Index Trademark for the purpose of promoting and marketing the Funds. The Index Parties have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the applicable Index. The Index Parties will apply all necessary means to ensure the accuracy of the applicable Index. However, the Index Parties shall not be liable (whether in negligence or otherwise) to any person for any error in an Index and shall not be under any obligation to advise any person of any error therein. All copyrights in Index values and constituent lists vest in the applicable index provider. Neither the publication of an Index by the Index Parties nor the granting of a license of rights relating to an Index or to an Index Trademark for the utilization in connection with a Fund, represents a recommendation by the Index Parties for a capital investment or contains in any manner a warranty or opinion by the Index Parties with respect to the attractiveness of an investment in a Fund. The Funds are not sponsored, endorsed, or sold by the Index Parties or their respective affiliates. The Index Parties and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Parties and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Parties and their respective affiliates have an obligation in connection with the administration and marketing of the Funds but have no obligations or liabilities in connection with the trading of the Funds. Notwithstanding the foregoing, the Index Parties and their affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the licensee, but which may be similar to and competitive with a Fund. In addition, the Index Parties, and their affiliates may trade financial products which are linked to the performance of an Index. It is possible that this trading activity will affect the value of an Index and the applicable Fund.

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable.

The Exchange has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing, or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Premium/Discount Information

Information regarding the number of days each Fund’s market price was a price above (i.e., at a premium) or below (i.e., at a discount) its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, are provided, free of charge, on the Funds’ website at www.etfmg.com.

Litigation

PENDING – The Trust, the trustees of the Trust, the Advisor and certain officers of the Advisor are defendants in an action filed May 2, 2017 in the Superior Court of New Jersey captioned PureShares, LLC d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. C-63-17. The PureShares action alleges claims based on disputes arising out of contractual relationships with the Advisor. The action seeks damages in unspecified amounts and injunctive relief based on breach of contract, wrongful termination, and several other theories. At the outset of the litigation, and again a few weeks later, plaintiffs sought temporary injunctive relief. Both motions were denied, and the matter is now proceeding through pretrial discovery. The defendants believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations.

PENDING – The Advisor, its parent, Exchange Traded Managers Group, LLC and its chief executive officer are defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252. This action arises out of related facts and circumstances in the New Jersey litigation and asserts claims for breach of contract, wrongful termination and certain other theories with respect to the same exchange traded funds discussed above. The defendants in the Southern District actions believe the lawsuit is without merit and intend to vigorously defend themselves against the allegations and have asserted counterclaims against NASDAQ for breaches of its duties under the related index license agreement and various other agreements.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by WithumSmith+Brown, PC, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]
Net Asset Value, Beginning of Year/Period	$32.57	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.07	0.03	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	10.22	7.60	1.39	(1.46)
Total from investment operations	10.29	7.63	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.11)	—
Total distributions	(0.01)	(0.02)	(0.11)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	0.01	—	—	—
Net asset value, end of year/period	$42.86	$32.57	$24.96	$23.53
Total Return	31.62%	30.59%	6.51%	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$522,874	$170,993	$8,734	$4,707

Expenses to Average Net Assets before legal expenses	0.75%	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%	0.80%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.16%	0.12%	0.63%	-0.23%[4]
Portfolio Turnover Rate	16%	31%	32%	8%[3]

[1]	Commencement of operations on July 15, 2015.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense. Please turn to “Litigation” on page 41 of the Prospectus.

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ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]
Net Asset Value, Beginning of Year/Period	$30.11	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.03	(0.01)	0.30	(0.05)
Net realized and unrealized gain on investments	9.94	2.34	2.52	0.33
Total from investment operations	9.97	2.33	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.13)	(0.19)	—
Total distributions	(0.00)[3]	(0.13)	(0.19)	—
Net asset value, end of year/period	$40.08	$30.11	$27.91	$25.28
Total Return	33.16%	8.42%	11.23%	1.11%[4]

Ratios/Supplemental Data:
Net assets at end of year (000’s)	$1,835,861	$1,097,360	$803,794	$1,059,125

Expenses to Average Net Assets before legal expense	0.60%	0.68%	0.75%	0.75%[5]
Gross Expenses to Average Net Assets	0.60%	0.72%[6]	0.75%	0.75%[5]
Net Investment Income (Loss) to Average Net Assets	0.07%	-0.03%	1.21%	-0.19%[5]
Portfolio Turnover Rate	41%	53%	34%	31%[4]

[1]	Commencement of operations on November 11, 2014.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Per share amount is less than $0.01.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of gross expenses to average net assets includes legal expense. Please turn to “Litigation” on page 41 of the Prospectus.

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ETFMG Prime Junior Silver ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year

	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Net Asset Value, Beginning of Year	$11.84	$15.57	$5.28	$10.00	$11.71
Income (Loss) from Investment Operations:
Net investment loss[1]	(0.03)	(0.06)	(0.06)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(3.11)	(3.61)	10.47	(4.69)	(1.64)
Total from investment operations	(3.14)	(3.67)	10.41	(4.72)	(1.70)
Less Distributions:
Distributions from net investment income	—	(0.06)	(0.12)	—	(0.01)
Total distributions	—	(0.06)	(0.12)	—	(0.01)
Net asset value, end of year	$8.70	$11.84	$15.57	$5.28	$10.00
Total Return	-26.50%	-23.53%	201.99%	-47.20%	-14.52%

Ratios/Supplemental Data:
Net assets at end of year (000’s)	$45,265	$58,033	$77,065	$3,432	$6,997

Expenses to Average Net Assets before legal expense	0.69%	0.69%	0.69%	0.69%	0.69%
Gross Expenses to Average Net Assets	0.69%	0.72%[2]	0.69%	0.69%	0.69%
Net Investment Loss to Average Net Assets	-0.32%	-0.48%	-0.45%	-0.39%	-0.52%
Portfolio Turnover Rate	36%	69%	33%	55%	44%

[1]	Calculated based on average shares outstanding during the year.
[2]	The ratio of gross expenses to average net assets includes legal expense. Please turn to “Litigation” on page 41 of the Prospectus.

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ETFMG Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Year/Period	$36.14	$26.75	$25.00
Income from Investment Operations:
Net investment income [2]	0.15	0.27	0.11
Net realized and unrealized gain on investments	3.08	9.26	1.68
Total from investment operations	3.23	9.53	1.79
Less Distributions:
Distributions from net investment income	(0.13)	(0.04)	(0.04)
Net realized gain	(0.19)	(0.10)	—
Total distributions	(0.32)	(0.14)	(0.04)
Net asset value, end of year/period	$39.05	$36.14	$26.75
Total Return	9.03%	36.39%	7.15%[3]

Ratios/Supplemental Data:
Net assets at end of year (000’s)	$50,771	$37,948	$6,686

Expenses to Average Net Assets before legal expense	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%	0.79%[5]	0.75%[4]
Net Investment Income to Average Net Assets	0.42%	0.87%	0.68%[4]
Portfolio Turnover Rate	42%	21%	13%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense. Please turn to “Litigation” on page 41 of the Prospectus.

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ETFMG Video Game Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Year/Period	$44.37	$32.90	$25.00
Income from Investment Operations:
Net investment income [2]	0.74	0.33	0.08
Net realized and unrealized gain on investments	2.98	11.71	7.82
Total from investment operations	3.72	12.04	7.90
Less Distributions:
Distributions from net investment income	(0.59)	(0.18)	—
Net realized gain	(0.03)	(0.39)	—
Total distributions	(0.62)	(0.57)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	0.02	—	—
Net asset value, end of year/period	$47.49	$44.37	$32.90
Total Return	8.38	37.67%	31.62%[3]

Ratios/Supplemental Data:
Net assets at end of year (000’s)	$130,609	$39,934	$6,581

Expenses to Average Net Assets before legal expense	0.75%	0.75%	0.74%[4]
Gross Expenses to Average Net Assets	0.75%	0.82%[5]	0.74%[4]
Net Investment Income to Average Net Assets	1.48%	0.86%	0.44%[4]
Portfolio Turnover Rate	42%	49%	10%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the year/period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets includes legal expense. Please turn to “Litigation” on page 41 of the Prospectus.

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ETF Managers Trust

30 Maple Street, 2nd Floor

Summit, New Jersey 07901

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders (when available). In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Funds or to make other inquiries, please contact us as follows:

Call:	1-844-383-6477
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

Visit:	www.etfmg.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Reports and other information about the Funds are available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s Investment Company Act file number: 811-22310

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STATEMENT OF ADDITIONAL INFORMATION
January 31, 2019
ETF Managers Trust
ETFMG Prime Mobile Payments ETF (IPAY)
ETFMG Prime Cyber Security ETF (HACK)
ETFMG Prime Junior Silver ETF (SILJ)
ETFMG Drone Economy Strategy ETF (IFLY)
ETFMG Video Game Tech ETF (GAMR)
each listed on NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus dated January 31, 2019, as may be supplemented from time to time (the “Prospectus”), of the ETFMG Prime Mobile Payments ETF (the “Mobile Payments ETF”), ETFMG Prime Cyber Security ETF (the “Cyber Security ETF”), ETFMG Prime Junior Silver ETF (the “Junior Silver ETF”), ETFMG Drone Economy Strategy ETF (the “Drone Economy ETF”),  and ETFMG Video Game Tech ETF (the “Video Game Tech ETF”) (each a “Fund” and collectively, the “Funds”). The Funds’ names changed effective August 1, 2017, prior to which they were known as the PureFunds® ISE Mobile Payments™ ETF, PureFunds® ISE Cyber Security™ ETF, PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF, PureFunds® Drone Economy Strategy ETF, and PureFunds® Video Game Tech ETF, respectively. The Financial Statements and Notes contained in the Annual Report of the Funds for the fiscal year ended September 30, 2018 (the “Annual Report”) are incorporated by reference into and are deemed part of this SAI. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus and Annual Report may be obtained without charge, by writing the Funds’ distributor, ETFMG Financial LLC (the “Distributor”), 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, by visiting the Funds’ website at www.etfmg.com or by calling 1‑844‑383‑6477.

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GENERAL INFORMATION ABOUT THE TRUST

ETF Managers Trust (the “Trust” and formerly known as FactorShares Trust) is an open-end management investment company currently consisting of multiple investment series, including the Funds. The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). ETF Managers Group LLC (the “Adviser”) serves as investment adviser to the Funds. The investment objective of the Funds is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specified market index (each an “Index” or “Underlying Index” and, collectively, the “Indexes” or “Underlying Indexes”).

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of each Fund are listed on the NYSE Arca, Inc. (the “NYSE Arca” or “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of a Fund consists of at least 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of the Funds are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the exchange is satisfied by the fact that the Funds’ prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of each Fund’s shareholders. The policy requires that a Fund’s portfolio holdings be disclosed in a manner that: (i) is consistent with applicable legal requirements and is in the best interests of the Fund’s shareholders; (ii) does not put the interests of the Adviser or the Distributor, or any affiliated person of the Adviser or the Distributor, above those of the Fund’s shareholders; (iii) does not advantage any current or prospective Fund shareholder over any other current or prospective Fund shareholder, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units; and (iv) does not provide

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selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including Authorized Participants (defined below), and other institutional market participants and entities that provide information services.

Each business day portfolio holdings information will be provided to a Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to a Fund’s portfolio holdings is also disseminated daily on the Fund’s website.

The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, through which the Funds offer and redeem shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting, liquidity risk management and other similar services for the Funds, broker-dealers that are involved in executing portfolio transactions on behalf of the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Funds) only upon approval by the Chief Compliance Officer. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ distributor, administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain a Fund’s Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website. Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

Non-Diversification

The Funds, other than the Cyber Security ETF, are classified as non-diversified investment companies under the 1940 Act. A “non-diversified” classification means that the Funds are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means that the Funds may invest a greater portion of their assets in the securities of a single issuer or a small number of issuers than a diversified fund. The securities of a particular issuer or a small number of issuers may constitute a greater portion of the Underlying Index of a Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its Underlying Index.

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 Diversification

The Cyber Security ETF is classified as diversified under the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.

Concentration

The Funds will, to the extent their respective Underlying Index does, concentrate their investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Underlying Index of a Fund and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. Each Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The information below should be read in conjunction with the “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The information below pertains to non-principal investment strategies and risks of the Funds, while the information in the Prospectus pertains to principal investment strategies and risks of the Funds.

Equity Securities

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate.
Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at a Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

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Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities:

General Risks of Investing in Stocks — While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
●	Factors affecting an entire industry, such as increases in production costs; and
●	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small- and Medium-Sized Companies — Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to experience less frequent trading and be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies. As a result of the differences between the securities of small- and medium-sized companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a small- or medium- company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

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Foreign Issuers
A Fund may invest a significant portion of its assets in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. American Depositary Receipts (“ADRs”), ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be more volatile than those of domestic securities. Therefore, a Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Geographic Concentration
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia and the Middle East, can be interdependent and may be adversely affected by the same events.

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Risk Factors Regarding Canada. Because the investments of the Junior Silver ETF may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Depositary Receipts
A Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an Underlying Index.

Real Estate Investment Trusts (“REITs”)
A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

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In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for favorable tax treatment under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. Government Securities
The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On February 9, 2018, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2018, which suspends the statutory debt limit through March 1, 2019. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s Shares.

Borrowing
Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, each Fund may borrow up to one-third (1/3) of its net assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. Each Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Other Short-Term Instruments
The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Short-term instruments that are fixed-income instruments are generally subject to the same risks as other fixed-income instruments, including credit risk and interest rate risk, and short-term instruments that are money market funds are generally subject to the same risks as other investment companies, including the obligation to pay a Fund’s share of the underlying fund’s expenses.

Investment Companies
The Funds may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Funds may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of a Fund) having an aggregate value in excess of 10% of the value of the total assets of a Fund. To the extent allowed by law or regulation, the Funds may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

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If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with a Fund regarding the terms of the investment. A Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

A Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs. There is also the risk that a Fund may suffer losses due to the investment practices of the underlying funds. When a Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

Lending Portfolio Securities
Each Fund, except the Junior Silver ETF, may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Funds will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Funds may be unable to recall the securities in time to vote or may determine that the benefits to the Funds of voting are outweighed by the direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Funds.

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The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of each Fund that lent its securities during the fiscal year ended September 30, 2018.

	Mobile Payments ETF	Cyber Security ETF	Drone Economy ETF	Video Game Tech ETF
Gross income from securities lending activities	$878,389	$4,457,716	$163,275	$618,346
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	-21,331	-189,532	-18,529	-102,563
Fees paid for any cash collateral management service that are not included in the revenue split	-13,754	-65,813	- 1,629	-3,085
Administrative fees not included in revenue split	0	0	0	0
Indemnification fee not included in revenue split	0	0	0	0
Rebates (paid to borrower)	-757,732	-3,443,210	-68,788	-101,913
Other fees not included in revenue split (specify)	0	0	0	0
Aggregate fees/ compensation for securities lending activities:	-792,817	-3,698,555	-88,946	-207,560
Net income from securities lending activities:	85,573	759,161	74,329	410,785

Futures Contracts, Options and Swap Agreements
The Funds may utilize futures contracts, options contracts and swap agreements. The Funds will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures Contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

A Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Options. The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Funds may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Exchange-traded futures and options contracts are not currently available for the Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components.

To the extent a Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will seek to do so in reliance upon and in accordance with CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Trust may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps. To the extent a Fund invests in futures, options on futures or other instruments

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subject to regulation by the CFTC, the Trust, on behalf of the applicable Fund(s), will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. It is expected that the Funds will be able to operate pursuant to the limitations under CFTC Rule 4.5 without materially adversely affecting its ability to achieve their respective investment objective. If, however, these limitations were to make it difficult for the Funds to achieve their respective investment objectives in the future, the Trust may determine to operate the Funds as a regulated commodity pool pursuant to the Trust’s CPO registration or to reorganize or close the Funds or to materially change the Funds’ respective investment objective and strategy. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Funds.

Restrictions on the Use of Futures and Options. The Funds reserve the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with the Funds’ policies. A Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of a Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements. The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

Short Sales
The Funds may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.

Future Developments
The Funds may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds’ respective investment objective and legally permissible for the Funds. Before entering into such transactions or making any such investment, the Funds will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

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General
Investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Cyber Security Risk
Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

Futures and Options Transactions
Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold. A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit the Funds’ risk exposure to that which is comparable to what the Funds would have incurred through direct investment in securities.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Risks of Swap Agreements
Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tax Risks
As with any investment, you should consider how your investment in Shares of the Funds will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Funds.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Funds make distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of a Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.
Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.
Lend any security or make any other loan, except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. The Junior Silver ETF may not make loans.

4.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Except with the approval of a majority of the outstanding voting securities, the Cyber Security ETF may not:

6.
With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following restrictions, which may be changed without a shareholder vote.

1.
A Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset.

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2.
Under normal circumstances, a Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Underlying Index. For purposes of this policy, ADRs and GDRs based on the component securities of the Underlying Index are treated as component securities of the Fund’s Underlying Index. Prior to any change in this 80% investment policy, a Fund will provide shareholders with 60 days’ written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Except with respect to the Junior Silver ETF, the Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending subject to the limitations described in this SAI. The Junior Silver ETF may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. The Junior Silver ETF will not lend, hypothecate or re‑hypothecate any underlying non-cash securities.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Funds will not purchase or sell physical commodities or commodities contracts, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the summary section of the Funds’ Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING THE FUNDS.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the applicable Exchange, subject to notice of issuance. The Shares trade on the applicable Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the applicable Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

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The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Fund. The IOPV calculations are estimates of the value of the Fund’s NAV per Share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per Share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the applicable Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

Board Responsibilities. The management and affairs of the Trust and the Funds described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the applicable Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the other service providers such as a Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to

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the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from a Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Samuel Masucci, III, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee. The Board is comprised of 67% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.

The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

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Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012–2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012–2014) (commodity pool operator).	10	None
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital LLC (commodity pool operator) (since 2015).
			n/a	n/a
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Masucci should serve as Trustee because of the experience he has gained as chief executive officer of multiple investment advisory firms as well as his knowledge of and experience in the financial services industry.

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The Trust has concluded that Mr. Loebs should serve as Trustee because of his diverse experience in capital markets, including asset pricing and trading, market research, index development, and exchange-traded products, as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Chase should serve as Trustee because of his executive experience at major investment advisory firms focusing on global markets and derivatives, and his general knowledge of and experience in the financial services industry.

Board Committees
The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. During the fiscal year ended September 30 , 2018, the Audit Committee met three times .

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. During the fiscal year ended September 30 , 2018 , the Nominating Committee did not meet.

Fair Value Committee. In addition to the Board’s standing committees described above, the Board has established a Fair Value Committee that is composed of certain officers of the Trust and representatives from the Adviser. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Fair Value Committee meets periodically, as necessary.

OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of each Fund as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2018, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each series of the Trust.

	Dollar Range of Shares of each Fund					Aggregate Dollar Range of Shares (All Funds in the Complex)
	Mobile Payments ETF	Cyber Security ETF	Junior Silver ETF	Drone Economy ETF	Video Game Tech ETF
Name
Interested Trustee
Samuel Masucci, III	None	None	None	None	None	None
Independent Trustees
Terry Loebs	None	None	None	None	None	None
Jared A. Chase	None	None	None	None	None	None

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Compensation of the Trustees and Officers

The Trustees received the following compensation during the fiscal year ended September 30, 2018. The Adviser, and not the Funds, is responsible for compensating the Trustees.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Samuel Masucci, III	$0	$0	$0	$0
Independent Trustees
John W. Southard*	$0	$0	$0	$25,667
Terry Loebs	$0	$0	$0	$59,922
Jared Chase*	$0	$0	$0	$34,255

           * Effective March 8, 2018, Mr. Chase replaced Mr. Southard as an Independent Trustee.

CODES OF ETHICS

The Trust, the Adviser, and ETFMG Financial LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).  Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and may engage a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Adviser has engaged Broadridge Financial Solutions, Inc. to assist the CCO in carrying out the Trust’s Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether a majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

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With regard to voting proxies of foreign companies, the Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

Information on how each Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1‑844‑383‑6477 and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

ETF Managers Group LLC, a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, serves as the investment adviser to the Funds. The Adviser is a wholly-owned subsidiary of Exchange Traded Managers Group, LLC, an entity controlled by Samuel Masucci, III, the Adviser’s Chief Executive Officer and a Trustee and Chairman of the Board of the Trust.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Funds, and manages the investment portfolios of the Funds, subject to the supervision of, and policies established by, the Board. The Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding voting securities of each Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee that is based on the average daily net assets of each Fund with the fee for each Fund calculated daily and paid monthly.

Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses.

For the fiscal periods indicated below, the Funds paid the following management fees to the Adviser:

Fund and Period	Aggregate Advisory Fees Paid to Adviser*
Mobile Payments ETF
Fiscal year ended September 30, 2016	$59,330
Fiscal year ended September 30, 2017	$661,627
Fiscal year ended September 30, 2018	$2,379,425
Cyber Security ETF
Fiscal year ended September 30, 2016	$6,187,479
Fiscal year ended September 30, 2017	$6,449,260
Fiscal year ended September 30, 2018	$8,278,826
Junior Silver ETF
Fiscal year ended September 30, 2016	$206,882
Fiscal year ended September 30, 2017	$424,982
Fiscal year ended September 30, 2018	$369,288
Drone Economy ETF
Fiscal period March 8, 2016 through September 30, 2016	$16,112
Fiscal year ended September 30, 2017	$102,604
Fiscal year ended September 30, 2018	$343,020

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Fund and Period	Aggregate Advisory Fees Paid to Adviser*
Video Game Tech ETF
Fiscal period March 8, 2016 through September 30, 2016	$15,380
Fiscal year ended September 30, 2017	$116,865
Fiscal year ended September 30, 2018	$717,647

* Prior to May 27, 2016, the Funds were advised by Factor Advisors, LLC, an affiliate of the Adviser and a wholly-owned subsidiary of Exchange Traded Managers Group, LLC. As a result of a Transfer and Assumption Agreement executed between the Adviser and Factor Advisors, LLC, the Adviser assumed all liabilities, obligations, and commitments in connection with each Investment Advisory Agreement between the Trust, on behalf of each Fund, and Factor Advisors, LLC. The amounts reflected in the table above include amounts paid to Factor Advisors, LLC for the period in which it served as investment adviser to the Funds.

Prior to January 1, 2017, Penserra Capital Management, LLC (“Penserra”), a New York limited liability company, located at 140 Broadway, 26th Floor, New York, New York 10005, served as sub-adviser to the Mobile Payments ETF, Drone Economy ETF, and Video Game Tech ETF and was compensated by the Adviser. With respect to the Drone Economy ETF and Video Game Tech ETF, Penserra received an annual fee of 0.05% on the first $500 million; 0.04% on the next $500 million, and 0.03% on amounts over $1 billion of the combined average daily net assets of the Funds, calculated daily and paid monthly, subject to a minimum annual fee of $25,000. With respect to the Mobile Payments ETF, Penserra received an annual fee of 0.05% of the average daily net assets of each Fund, calculated daily and paid monthly, subject to a minimum annual fee of $20,000 for each Fund.

Prior to April 1, 2017, Penserra served as sub-adviser to the Cyber Security ETF and was compensated by the Adviser. Penserra received an annual fee of 0.05% of the average daily net assets of the Cyber Security ETF, calculated daily and paid monthly, subject to a minimum annual fee of $20,000. Additionally, for the period April 20, 2016 through August 31, 2016, Penserra served as interim sub-adviser to the Junior Silver ETF. With respect to the interim period, Penserra received an annual fee of 0.05% of the average daily net assets of the Fund, calculated daily and paid monthly, subject to a minimum annual fee of $15,000.

For the fiscal periods indicated below, the Adviser paid the following fees to Penserra with respect to the Funds:

Fund and Period	Sub-Advisory Fees Paid to Penserra
Mobile Payments ETF
Fiscal year ended September 30, 2016	$20,000
Fiscal year ended September 30, 2017	$5,467
Cyber Security ETF
Fiscal year ended September 30, 2016	$412,499
Fiscal year ended September 30, 2017	$205,490
Drone Economy ETF
Fiscal period March 8, 2016 through September 30, 2016	$14,003
Fiscal year ended September 30, 2017	$6,301
Video Game Tech ETF
Fiscal period March 8, 2016 through September 30, 2016	$14,003
Fiscal year ended September 30, 2017	$6,301
Junior Silver ETF
April 21, 2016 through August 31, 2016	$10,084

Prior to April 20, 2016, Esposito Partners, LLC, a Delaware limited liability company, located at 300 Crescent Court, Suite 650, Dallas, Texas 75201, served as the investment sub-adviser to the Junior Silver ETF. Mark Esposito owned a controlling interest in both Esposito Partners, LLC, and Esposito Securities, LLC, a registered broker-dealer. For its services, Esposito Partners, LLC received a fee that was equal to the greater of (1) $15,000 per annum or (2) 0.05% per annum of the average daily net assets of the Junior Silver ETF, calculated daily and paid monthly.

Fund and Period	Sub-Advisory Fees Paid
Junior Silver ETF
Fiscal period October 1, 2015 through April 20, 2016	$8,258

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

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Portfolio Manager Compensation. Samuel R. Masucci, III, James B. Francis, CFA, and Devin Ryder are the portfolio managers of the Funds. Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of September 30, 2018, Samuel R. Masucci, III, James B. Francis, CFA, and Devin Ryder did not own Shares of any of the Funds.

Other Accounts

In addition to the Funds, Samuel R. Masucci, III managed the following other accounts for the Adviser as of September 30, 2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	5	$1,050,728,866	0	NA
Other Pooled Investment Vehicles	2	$65,795,820	0	NA
Other Accounts	0	NA	0	NA

In addition to the Funds, James B. Francis, CFA, and Devin Ryder co-managed the following other accounts for the Adviser as of September 30,   2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	5	$1,050,728,866	0	NA
Other Pooled Investment Vehicles	0	NA	0	NA
Other Accounts	0	NA	0	NA

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and ETFMG Financial LLC, an affiliate of the Adviser, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect

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financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) with respect to each series other than the Junior Silver ETF in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Funds that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares (“Shares”) of the Funds, other than the Junior Silver ETF, pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund, other than the Junior Silver ETF, is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

THE ADMINISTRATOR

The Trust, on behalf of the Funds, and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Funds whereby the Administrator provides certain shareholder services to the Funds. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

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For its services under the Administration Agreement, the Administrator is entitled to a fee based on the average daily net assets of each Fund and subject to a minimum annual fee.

The Adviser is responsible for paying the Administrator its fee under the Administration Agreement. Any decrease in the Administrator’s fee will decrease the amount the Adviser is obligated to pay to the Administrator.

For the fiscal periods indicated below, the Adviser paid the following fees to the Administrator:

Fund and Period	Fees Paid to the Administrator
Mobile Payments ETF
Fiscal year ended September 30, 2016	$17,018
Fiscal year ended September 30, 2017	$61,027
Fiscal year ended September 30, 2018	$122,727
Cyber Security ETF
Fiscal year ended September 30, 2016	$413,316
Fiscal year ended September 30, 2017	$479,939
Fiscal year ended September 30, 2018	$501,078
Junior Silver ETF
Fiscal year ended September 30, 2016	$32,032
Fiscal year ended September 30, 2017	$54,919
Fiscal year ended September 30, 2018	$36,782
Drone Economy ETF
Fiscal period March 8, 2016 through September 30, 2016	$15,490
Fiscal year ended September 30, 2017	$28,940
Fiscal year ended September 30, 2018	$33,586
Video Game Tech ETF
Fiscal period March 8, 2016 through September 30, 2016	$13,783
Fiscal year ended September 30, 2017	$26,715
Fiscal year ended September 30, 2018	$50,403

THE CUSTODIAN

U.S. Bank National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

THE TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the independent registered public accounting firm for the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each fund’s shares, when issued, are fully paid and non-assessable.

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Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Funds’ shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from

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the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

For the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions:

Fund and Period	Brokerage Commissions
Mobile Payments ETF
Fiscal year ended September 30, 2016	$3,122
Fiscal year ended September 30, 2017	$24,058
Fiscal year ended September 30, 2018	$83,668
Cyber Security ETF
Fiscal year ended September 30, 2016	$317,113
Fiscal year ended September 30, 2017	$546,079
Fiscal year ended September 30, 2018	$409,558
Junior Silver ETF
Fiscal year ended September 30, 2016	$69,110
Fiscal year ended September 30, 2017	$311,028
Fiscal year ended September 30, 2018	$65,454
Drone Economy ETF
Fiscal period March 8, 2016 through September 30, 2016	$811
Fiscal year ended September 30, 2017	$3,195
Fiscal year ended September 30, 2018	$13,617
Video Game Tech ETF
Fiscal period March 8, 2016 through September 30, 2016	$1,129
Fiscal year ended September 20, 2017	$15,904
Fiscal year ended September 30, 2018	$68,560

Of the above amounts, the following amounts were paid to the affiliated broker-dealers listed below for the fiscal periods indicated below:

Fund and Period	Affiliated Broker
Mobile Payments ETF	Penserra Securities, LLC*
Commissions Paid fiscal year ended September 30, 2016	$1,385
Commissions Paid fiscal year ended September 30, 2017	$7
Cyber Security ETF	Penserra Securities, LLC*
Commissions Paid fiscal year ended September 30, 2016	$20,325
Commissions Paid fiscal year ended September 30, 2017	$34,605
Junior Silver ETF	Penserra Securities, LLC*
Commissions Paid fiscal year ended September 30, 2016	$14,992
Junior Silver ETF	Esposito Securities, LLC
Commissions Paid fiscal year ended September 30, 2016	$8,897
Commissions Paid fiscal year ended September 30, 2017	$94,969
Drone Economy ETF	Penserra Securities, LLC*
Commissions Paid fiscal period March 8, 2016 through September 30, 2016	$435
Commission Paid fiscal year ended September 30, 2017	$20
Video Game Tech ETF	Penserra Securities, LLC*
Commissions Paid fiscal period March 8, 2016 through September 30, 2016	$416
Commission Paid fiscal year ended September 30, 2017	$86

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*Penserra Securities, LLC is an affiliated person of Penserra which served as the Funds’ sub-adviser during the periods described above.
For the fiscal year ended September 30, 2018 the Funds’ did not make any payments to affiliated broker-dealers.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal year ended September 30, 2018, Mobile Payments ETF, Junior Silver ETF, Cyber Security ETF, Drone Economy ETF and Video Game ETF did not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATES

Portfolio turnover rates may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon the Advisers knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

For the fiscal periods indicated below, the Funds had the following portfolio turnover rate:

Fund and Period	Portfolio Turnover
Mobile Payments ETF
Fiscal year ended September 30, 2017	31%
Fiscal year ended September 30, 2018	16%
Cyber Security ETF
Fiscal year ended September 30, 2017	53%
Fiscal year ended September 30, 2018	41%
Junior Silver ETF
Fiscal year ended September 30, 2017	69%
Fiscal year ended September 30, 2018	36%
Drone Economy ETF
Fiscal year ended September 30, 2017	21%
Fiscal year ended September 30, 2018	42%
Video Game Tech ETF
Fiscal year ended September 20, 2017	49%
Fiscal year ended September 30, 2018	42%

BOOK ENTRY ONLY SYSTEM

Depositary Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Funds’ shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the applicable Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

The following table sets forth the name, address, and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of January 4, 2019:

Mobile Payments ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Citibank, N.A. 388 Greenwich Street New York, NY 1004	14.39%	N/A	N/A	Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	13.23%	N/A	N/A	Record

JP Morgan Chase Bank NA 1111 Polaris Parkway Columbus, OH 43240	11.64%	N/A	N/A	Record

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Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	8.48%	N/A	N/A	Record

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.09%	N/A	N/A	Record

Cyber Security ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	13.36%	N/A	N/A	Record

Citibank, N.A. 388 Greenwich Street New York, NY 1004	11.61%	N/A	N/A	Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	10.87%	N/A	N/A	Record

Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	8.49%	N/A	N/A	Record

BNY Mellon Investment Servicing (U.S.) Inc. 101 Barclay St, 3rd Fl New York, NY 10286	6.39%	N/A	N/A	Record

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	5.41%	N/A	N/A	Record

Pershing, LLC PO Box 2052 Jersey City, NJ 07303	5.08%	N/A	N/A	Record

Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	2.75%	N/A	N/A	Record

Junior Silver ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	22.53%	N/A	N/A	Record

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	14.67%	N/A	N/A	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	12.56%	N/A	N/A	Record

Pershing, LLC PO Box 2052 Jersey City, NJ 07303	8.38%	N/A	N/A	Record

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Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	6.46%	N/A	N/A	Record

Citibank, N.A. 388 Greenwich Street New York, NY 1004	5.27%	N/A	N/A	Record

Drone Economy ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.46%	N/A	N/A	Record

Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	10.48%	N/A	N/A	Record

Pershing, LLC PO Box 2052 Jersey City, NJ 07303	8.34%	N/A	N/A	Record

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	5.91%	N/A	N/A	Record

BNY Mellon Investment Servicing (U.S.) Inc. 101 Barclay St, 3rd Fl New York, NY 10286	5.47%	N/A	N/A	Record

Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246	5.04%	N/A	N/A	Record

 Video Game Tech ETF
Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership

Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	12.41%	N/A	`N/A	Record

National Financial Services LLC 200 Liberty Street New York, NY 10281	9.54%	N/A	N/A	Record

Citibank, N.A. 388 Greenwich Street New York, NY 1004	7.81%	N/A	N/A	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	7.84%	N/A	N/A	Record

Pershing, LLC PO Box 2052 Jersey City, NJ 07303	8.08%	N/A	N/A	Record

BNY Mellon Investment Servicing (U.S.) Inc. 101 Barclay St, 3rd Fl New York, NY 10286	10.92%	N/A	N/A	Record

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PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the New York Stock Exchange is generally open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in each Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through the National Securities Clearance Corporation (the “NSCC”), make available on each Business Day, immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by a Fund or resulting from certain corporate actions.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses

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that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the applicable Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix A, the Funds reserve the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors may be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for each Fund can be found in the table below, which also shows the maximum variable fee that will be charged on all cash transactions or substitutes for Creation Units as a percentage of the value of the Creation Units subject to the transaction.

Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Mobile Payments ETF	$300	2%
Cyber Security ETF	$750	2%
Junior Silver ETF	$750	2%
Drone Economy ETF	$750	2%
Video Game Tech ETF	$750	2%

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The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by a Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because a Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption of Transaction Fee. A redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds’ Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Funds can be found in the table below, which also shows the maximum variable fee that will be charged on all cash transactions or substitutes for Creation Units as a percentage of the value of the Creation Units subject to the transaction.

Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Mobile Payments ETF	$300	2%
Cyber Security ETF	$750	2%
Junior Silver ETF	$750	2%
Drone Economy ETF	$750	2%
Video Game Tech ETF	$750	2%

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The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by a Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Funds, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

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Because the portfolio securities of the Funds may trade on the relevant exchange(s) on days that the applicable Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase or sell shares of a Fund on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from a Fund’s index provider). In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis for the Funds to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

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Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

A Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of a Fund at NAV per share. Distributions reinvested in additional shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their respective shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017.   Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026.  There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund.  The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund.  You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. Each Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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Under the Asset Test, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Because the Underlying Indexes have a relatively small number of constituents, the 5% limitation could affect the Funds’ ability to effectively implement a replication strategy or a representative sampling strategy. As the Funds grow, the 10% limitation might also affect their ability to effectively implement a replication strategy or a representative sampling strategy.

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If a Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Funds for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. However, a Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. If a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, a Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of each Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates). The portion of distributions that a Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign

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corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains (generally, at a maximum rate of 20% for non-corporate shareholders), regardless of how long the shareholder has owned the shares. A Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund shares for less than a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in a Fund.

If a Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A sale or exchange of shares in a Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of the Funds has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to a Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes in some cases. If as of the end of a Fund’s taxable year more than 50% of the value of the Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are

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U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income.

Options, Swaps and Other Complex Securities. The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund, and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

With respect to any investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund may be required to include as part of its current income the imputed interest on such obligations even though the Fund may not have received any interest payments on such obligations during that period. Because a Fund is required to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income. Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Back-Up Withholding. The Funds or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder or Authorized Participant who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Ordinary dividends paid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard.

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Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

As of September 30, 2018, the Funds listed below had accumulated capital loss carryovers of:

	Capital Loss Carryforward Short Term	Capital Loss Carryforward Long Term	Expires
Cyber Security ETF	$107,836,484	$83,656,390	Indefinite
Junior Silver ETF	$13,246,133	$10,384,582	Indefinite
Drone Economy ETF	$261,490	$22,732	Indefinite
Video Game Tech ETF	$612,706	$—	Indefinite

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal period ended September 30, 2018 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling 1‑844‑383‑6477 or through the Funds’ website at www.etfmg.com.

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Appendix A

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two business days. The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus two to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The holidays applicable to the Funds during such periods are listed below. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed seven days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. Because the portfolio securities of the Funds may trade on days that the Funds’ Exchanges are closed or on days that are not business Days for the Funds, Authorized Participants may not be able to redeem their shares of the Funds, or to purchase and sell shares of the Funds on the applicable Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets, including Saturdays, Sundays, the U.S. holidays listed below, and any other time the applicable Exchange is closed.

The dates of the Regular Holidays in the United States in calendar year 2019 are:

New Year’s Day	Tuesday, January 1

Martin Luther King, Jr. Day	Monday, January 21

Washington’s Birthday (Presidents’ Day)	Monday, February 18

Good Friday	Friday, April 19

Memorial Day	Monday, May 27

Independence Day	Thursday, July 4*

Labor Day	Monday, September 2

Thanksgiving Day	Thursday, November 28**

Christmas Day	Wednesday, December 25***

*	The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Wednesday, July 3, 2019.

**	The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Friday, November 29, 2019 (the day after Thanksgiving).
***	The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Tuesday, December 24, 2019.

The dates of the Regular Holidays in calendar year 2019 are:

AUSTRALIA
January 1	April 22	August 5	December 25
January 28	April 25	October 7	November 5
April 19	May 6

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AU STRIA
January 1	May 30	August 15	December 8
January 6	June 10	October 26	December 25
April 22	June 20	November 1	December 26
May 1

BELGIUM
January 1	May 30	August 15	December 25
April 22	June 10	November 1
May 1	July 21	November 11

BRAZIL
January 1	March 6	June 20	November 2
January 25	April 19	July 9	November 15
March 4	April 21	September 7	December 25
March 5	May 1	October 12

CANADA
January 1	April 19	July 1	November 11
February 11	April 22	August 5	December 25
February 18	May 20	September 2	December 26

CHILE
January 1	May 21	September 18	December 8
April 19	July 1	September 19	December 25
April 20	July 16	October 14
May 1	August 15	November 1

COLOMBIA
January 1	May 1	August 7	December 8
January 7	June 3	August 19	December 25
March 25	June 24	October 14
April 18	July 1	November 4
April 19	July 20	November 11

DENMARK
January 1	April 22	June 5	December 25
April 18	May 17	June 10	December 26
April 19	May 30	December 24	December 31
January 1	April 22	June 5	December 25

FINLAND
January 1	April 22	December 6	December 25
January 6	May 1	December 24	December 26
April 19	May 30

FRANCE
January 1	May 8	July 14	November 11
April 22	May 30	August 15	December 25
May 1	June 10	November 1	December 26

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GERMANY
January 1	May 1	June 10	December 25
April 9	May 30	October 3	December 26
April 22

GREECE
January 1	March 25	May 1	October 28
January 6	April 26	June 17	December 25
March 11	April 29	August 15	December 26

HONG KONG
January 1	April 5	May 13	October 1
February 4	April 19	June 7	October 7
February 5	April 20	July 1	December 25
February 6	April 22	September 14	December 26
February 7	May 1

HUNGARY
January 1	May 1	August 20	December 26
March 15	June 9	October 23
April 19	June 10	November 1
April 22	August 19	December 25

INDIA
January 26	March 21	August 15
February 19	April 19	October 2
March 4	May 1	December 25

INDONESIA
January 1	April 19	June 1	August 17
February 5	May 1	June 5	September 1
March 7	May 19	June 6	November 10
April 3	May 30	August 12	December 25

IRELAND
January 1	April 22	August 5	December 26
March 18	May 6	October 28	December 27
April 19	June 3	December 25

ISRAEL
March 21	May 9	September 30	October 14
April 21	June 10	October 1	October 22
April 27	August 11	October 9

ITALY
January 1	April 22	June 2	December 8
January 6	April 25	August 15	December 25
April 19	May 1	November 1	December 26

JAPAN
January 1	March 21	July 15	October 14
January 2	April 19	August 12	November 4
January 3	May 3	September 16	November 25
January 14	May 4	September 23	December 23
February 11	May 6

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MALAYSIA
January 1	March 1	June 5	September 9
January 21	March 19	June 6	September 16
February 1	March 22	August 12	November 10
February 5	May 1	August 31	December 25
February 6	May 19	September 1

NETHERLANDS
January 1	April 27	May 30	December 25
April 19	May 4	June 10	December 26
April 22	May 5

NORWAY
January 1	April 22	May 30	December 25
April 18	May 1	June 10	December 26
April 19	May 17	December 24

PERU
January 1	May 1	July 29	November 1
April 18	June 29	August 30	December 8
April 19	July 28	October 8	December 2

PHILIPPINES
January 1	April 19	August 12	December 24
February 5	May 1	August 21	December 25
April 9	June 5	August 26	December 30
April 18	June 12	November 1	December 31

POLAND
January 1	May 1	August 15	December 25
January 6	May 3	November 1	December 26
April 22	June 20	November 11

PORTUGAL
January 1	May 1	August 15	December 1
April 19	June 10	October 5	December 8
April 25	June 20	November 1	December 25

RUSSIA
January 1	January 4	March 8	June 12
January 2	January 7	May 1	November 4
January 3	February 23	May 9

SINGAPORE
January 1	April 19	June 5	October 27
February 5	May 1	August 9	December 25
February 6	May 19	August 12

SOUTH AFRICA
January 1	April 22	June 17	December 16
March 21	April 27	August 9	December 25
April 19	May 1	September 24	December 26

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SOUTH KOREA
January 1	May 1	June 13	September 26
February 4	May 5	August 15	October 3
February 5	May 7	September 23	October 9
February 6	May 22	September 24	December 25
March 1	June 6	September 25

SPAIN
January 1	April 22	September 11	December 6
January 6	May 1	October 12	December 8
April 18	July 25	November 1	December 25
April 19	August 15

SWEDEN
January 1	May 1	June 22	December 25
January 6	May 30	November 2	December 26
April 19	June 6	December 24	December 31
April 22	June 21

SWITZERLAND
January 1	April 22	June 10	December 25
January 2	May 30	August 1	December 26
April 19

TAIWAN
January 1	February 7	February 23	April 5
February 4	February 8	February 28	June 7
February 5	February 9	March 1	September 13
February 6	February 19	April 4	October 10

THAILAND
January 1	April 15	July 17	December 10
February 19	April 16	July 29	December 31
April 8	April 17	October 14
April 13	May 1	October 23
April 14	May 19	December 5

TURKEY
January 1	May 19	August 13	August 30
April 23	June 5	August 14	October 29
May 1	August 12	August 15

UNITED KINGDOM
January 1	May 6	August 5	December 25
April 19	May 27	August 6	December 26
April 22

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In the calendar year 2019, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for each Fund as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2019

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Brazil	2/27/2019	3/7/2019	8
	2/28/2019	3/8/2019	8
	3/1/2019	3/11/2019	10

Finland	12/23/2019	12/31/2019	8

Hong Kong	1/31/2019	2/8/2019	8
	2/1/2019	2/11/2019	10

Israel	10/7/2019	10/15/2019	8

Japan	12/26/2018	1/4 / 2019	9
	12/27/2018	1/7/2019	11
	12/28/2018	1/8/2019	11

Malaysia	1/30/2019	2/7/2019	8
	1/31/2019	2/8/2019	8

Russia	12/31/2018	1/8/2019	8

South Africa	4/12/2019	4/23/2019	11
	4/15/2019	4/24/2019	9
	4/16/2019	4/25/2019	9
	4/17/2019	4/26/2019	9
	4/18/2019	4/29/2019	11
	4/19/2019	4/29/2019	10
	12/19/2019	12/30/2019	11
	12/20/2019	12/31/2019	11
	12/23/2019	1/1/2020	9
	12/24/2019	1/2/2020	9

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	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
South Korea	2/1/2019	2/13/2019	12
	2/4/2019	2/13/2019	9
	2/5/2019	2/12/2019	8
	9/20/2019	9/30/2019	10

Taiwan	1/31/2019	2/11/2019	11
	2/1/2019	2/11/2019	10

Turkey	5/31/2019	6/10/2019	10

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BlueStar Israel Technology ETF
(ITEQ)

Listed on NYSE Arca, Inc.

PROSPECTUS
January 31, 2019

Fund shares are not individually redeemable by the Fund
but trade on the NYSE Arca, Inc. in individual share lots.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

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BlueStar Israel Technology ETF—Fund Summary

Investment Objective

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology Index™ (“BIGITech™” or the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

BIGITech™ was created in 2013 by BlueStar Global Investors LLC d/b/a BlueStar Indexes® (“BlueStar”) (the “Index Provider”) and tracks the performance of exchange-listed Israeli technology operating companies. Such companies may be engaged in a wide spectrum of technology related sectors, including information technology, biotechnology, sustainable agriculture technology and defense technology.

The universe of companies deemed “Israeli technology companies” is determined by the Index Providers based on a range of quantitative and qualitative factors including a company’s domicile; country of formation or founding; primary management, operational, or research and development location; tax status; source of revenue; and location of employees. To be included in the Index, Israeli technology companies must have their equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) representing such equity securities, listed on a securities exchange.

Companies meeting the above criteria are screened for investibility (e.g., their equity securities must not be listed on an exchange in a country which employs restrictions on foreign capital investment deemed to be significant), a minimum market capitalization and liquidity (i.e., average trading volume). The Index is reconstituted semi-annually at the close of business on the third Friday of June and December. At the time of each reconstitution, the companies in the Index are weighted based on their market capitalization, subject to certain additional limitations designed to prevent inordinately heavy weightings of any one company. For example, each company is limited to a 10% weighting in the Index and all components with an individual weight of at least 5% are limited in the aggregate to 50%
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1

of the weight of the Index.  Additionally, if any individual Index component exceeds 24% of the Index weight at any time, the Index will be rebalanced to reduce such component to a weighting of 20%.

The Index is calculated and maintained by S&P Dow Jones Indices LLC (“SPDJI” or the “Index Calculation Agent”), a Division of The McGraw-Hill Companies, Inc. SPDJI is independent of BlueStar, the Fund, its adviser, and distributor.

The Index is not limited to a minimum or maximum number of constituents; rather, it includes all companies meeting the eligibility criteria for inclusion in the Index. The Index may include companies of any market capitalization, including small capitalization companies.

As of January 20, 2019, the Index included the securities of 57 companies. As of January 20, 2019, the three largest positions in the Index were Amdocs Ltd (7.47%), Check Point Software (7.24%), and Nice Ltd (6.96%).

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund will invest at least 80% of its total assets in the component securities of the Index and in depositary receipts representing such securities. As a result, under normal circumstances, the Fund will invest at least 80% of its total assets in Israeli technology companies (the “80% Policy”).

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.  As of January 20, 2019, the Index was concentrated in the group of software and computer companies.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Foreign Investments Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.
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Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests substantially all its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Risks of Investing in Israeli Companies:  Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund.  Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment.  Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy.  In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and frequently threaten Israel with attack.
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Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.  Any reduction in these trade flows may have an adverse impact on the Fund’s investments.

Israel has experienced a history of hostile relations with several countries in the Middle East region.  Israel and its citizens have also been the target of periodic acts of terrorism that have the potential to disrupt economic activity in the country, and certain terrorist groups are committed to violence against Israel.  Current hostilities and the potential for future hostilities may diminish the value of companies whose principal operations or headquarters are located in Israel.  Actual hostilities or the threat of future hostilities may cause significant volatility in the share prices of companies based in or having significant operations in Israel.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies.  As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Technology Companies Risk. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.iteqetf.com or by calling 844-ETFMGRS (383-6477).
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Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.14% (quarter ended March 31, 2017) and the Fund’s lowest return for a calendar quarter was -12.41% (quarter ended December 31, 2018).

Average Annual Total Returns
(for the period ended December 31, 2018)
BlueStar Israel Technology ETF	1 Year	Since Inception 11/2/15
Return Before Taxes	-0.18%	7.95%
Return After Taxes on Distributions	-0.21%	7.86%
Return After Taxes on Distributions and Sale of Fund Shares	-0.02%	6.18%
BlueStar Israel Global Technology Index™	0.60%	8.79%
(reflects no deduction for fees, expenses or taxes)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	7.92%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases , the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the Index, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
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Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information about the Fund’s Investment Objective and Strategies

The Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index. A number of factors may affect the Fund’s ability to achieve a high correlation with the Index, including the degree to which the Fund utilizes a sampling methodology. There can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser may sell securities that are represented in the Fund’s Index or purchase securities not yet represented in the Index, in anticipation of their removal from or addition to the Index. There may also be instances in which the Adviser may choose to overweight securities in the Fund’s Index, thus causing the Fund to purchase or sell securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index. The Fund will not take defensive positions.

The Fund will invest at least 80% of its total assets in the component securities of the Index and in depositary receipts representing such securities. The Fund may invest up to 20% of its total assets in securities that are not in the Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Index.

The Index is part of the Bluestar Israel Global Indexes, a family of index products owned by BlueStar and that focuses on Israeli companies.

The Index includes technology companies with significant ties to Israel, although the specific ties qualifying an individual company for inclusion in the Index will depend on factors such as the company’s specific industry or business lines, the company’s size, and its sources of capital.  For example, the Index may include multinational companies that were founded in Israel and maintain a significant portion of their personnel, operations, or assets in Israel, but which have a majority of their personnel, operations, or assets spread across other countries.  In other words, the success of an Israeli company at raising capital, attracting customers, and generating profits outside Israel will not automatically exclude the company from being included in the Index.  Even after meeting the Index criteria, candidates for inclusion in the Index are screened by BlueStar’s Index Advisory Committee to ensure that a company’s satisfaction of the Index criteria is not outweighed by other aspects of the company that the Index Advisory Committee believes should disqualify the company from being considered an “Israeli technology company” and included in the Index.

The Index’s component securities are selected using the following criteria. An issuer qualifies as an “Israeli company” when it meets one criteria from Group A and one criteria from Group B; or meets one criteria from Group A and two criteria from Group C, as follows:

Group A

●     At least 20% of the company’s employees are located in Israel

●     At least 20% of the company’s long-lived assets are located in Israel

●     The company has a major research and development (“R&D”) center in Israel

Group B

●     The company’s securities are listed on the Tel Aviv  Stock Exchange

●     The company’s tax status is in Israel

●     The company is incorporated in Israel

●     The company maintains a headquarters in Israel or has a dual-headquarters in Israel

Group C

●     The company has a majority of its Board of Directors or at least two Executive Officers domiciled in Israel

●     The company’s business results would be materially altered without its Israeli assets. These assets may include but are not limited to: intellectual and human capital, or licenses to Israeli technology that materially affect revenue or R&D

●     The company is a subsidiary or non-Israel operating branch of a company that would otherwise be considered Israeli

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An issuer qualifies as a “technology company” when it meets one of the following criteria:

●	The company is defined as an “Information Technology” company by Standard & Poor’s Global Industry Classification Standard (“GICS”)
●	The company operates in one of the following Industries or Sub-Industries as defined by GICS:
o	Health Care Equipment and Supplies
o	Biotechnology
o	Life Sciences Tools & Services
o	Aerospace & Defense
o	Clean Energy and Clean Water Technology
o	Agriculture Technology
●	The company is a holding company of companies that operate predominantly as technology companies

The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. Additionally, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”), the 80% Policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Additional Risk Information

The following section provides additional information regarding the principal risks identified under “Principal Risks” in the Fund’s summary.

Equity Market Risk: An investment in the Fund involves risks of investing in equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. The Fund’s NAV is determined on the basis of U.S. dollars and, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts include ADRs and GDRs. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are depositary receipts which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Depositary receipts may be sponsored or unsponsored. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. The Fund’s investments also may include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. The Adviser will determine the liquidity of such investments
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pursuant to guidelines established by the Fund’s Board of Trustees (the “Board”). If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. Where all or a part of the Fund’s underlying securities trade in a market that is closed when the Exchange is open, there may be changes between the last quotation from its closed foreign market and the value of such securities during the Fund’s domestic trading day. This could lead to differences between the market price of the Fund shares and the value of the Fund’s underlying securities.

Foreign Securities Risk. The Fund invests in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Reliance on Trading Partners Risk: The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. The Fund is specifically exposed to U.S. economic risk.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV.

Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.  Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund shares. During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly.
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Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk: Because the Fund is “non-diversified,” the Fund may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Risks of Investing in Israeli Companies:  Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund, including risks that are specific to Israel, such as regulatory, legal, political, security and economic risks.  Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Reduction in spending on Israeli products and services or changes in any of these other economies may adversely impact the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have a negative impact on the overall market for Israeli securities and on the Fund. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, including the United States, China, Japan, Canada and European Union countries.  Any reduction in these trade flows may have an adverse impact on the Fund’s investments.

Israel has experienced a history of hostile relations with several countries in the Middle East region.  Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy.  Israel and its citizens have also been the target of periodic acts of terrorism and state-sponsored aggression that have the
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potential to disrupt economic activity in the country, and certain terrorist groups and nation-states are committed to violence against Israel.  Current hostilities and the potential for future hostilities may diminish the value of companies whose principal operations or headquarters are located in Israel. Actual hostilities or the threat of future hostilities may cause significant volatility in the share prices of companies based in or having significant operations in Israel.

Due to political or civil unrest in Israel, the Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. In addition, the Israeli government may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Israel. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Israel and may inhibit the Fund’s ability to track the Israel Index.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. As a result, the Fund may be subject to the risk that securities of smaller companies represented in the Index may underperform securities of larger companies or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of smaller-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, less frequent trading, significantly lower trading volumes, and cyclical or static growth prospects. As a result of the differences between the securities of smaller companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error. Smaller-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Code. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of its Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements.

If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Distributions to the Fund’s shareholders would generally be taxed as ordinary dividends. Under certain circumstances, the Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. Relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a regulated investment company  in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a regulated investment company in a subsequent year. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a regulated investment company in a subsequent year.

Technology Companies Risk. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Tracking Error Risk: Tracking error refers to the risk that the Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance. This may contribute to tracking error if the weights of the Fund’s portfolio securities diverge from the weights of the securities in the Index during the rebalancing. Tracking error in such circumstances may be greater if the Fund is trading in securities that are less liquid or lightly traded. Tracking error may cause the Fund’s performance to be less than expected.
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Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Principal Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for Fund shares and shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The risks associated with limited APs may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Limitations of Indicative Optimized Portfolio Value (“IOPV”) Risk: The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an intraday value of the Fund’s shares, also known as the IOPV. The IOPV calculations are estimates of the value of the Fund’s NAV per share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price of the Fund’s shares may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  This may result in market prices for Fund shares deviating from the value of the Fund’s underlying securities.  Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Portfolio Holdings

Information about the Fund’s daily portfolio holdings will be available at www.iteqetf.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Fund Management

Adviser. ETF Managers Group LLC, the investment adviser to the Fund, is a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the day-to-day portfolio management of the Fund, subject to the supervision of the Board. For its services, the Adviser receives, and did receive for the Fund’s most recent fiscal year, a fee that is equal to 0.75% per annum of the average daily net assets of the Fund, calculated daily and paid monthly.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s Semi-Annual Report for the reporting period ended March 31, 2018.
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Manager of Managers Structure. The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, may select one or more sub-advisers for the Fund and supervise, monitor and evaluate the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser may be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser will compensate each sub-adviser out of its management fee. The Fund is required to provide shareholders with certain information regarding any new sub-adviser within 90 days of the hiring of any new sub-adviser. Such information generally includes the information that would have been provided to shareholders in the form of a proxy statement in the absence of the Order.

The Adviser’s reliance on such Order with respect to the Fund is contingent on the holders of a majority of the Fund’s outstanding voting securities approving the Fund’s use of a manager of managers structure and the Adviser’s reliance on such Order. Prior to the date of this Prospectus, shareholders of the Fund approved the use by the Fund of a manager of managers structure and the Adviser’s reliance on such Order.

The I ndex Provider

The BlueStar Israel Global Technology Index™ was developed by BlueStar Indexes®. BlueStar Indexes® is a leading company in the indexing business for institutional clients, and its indexes are focused on the Israeli capital markets. Neither BlueStar nor any of its affiliates are affiliated with the Fund, the Adviser, the Fund’s distributor, the Index Calculation Agent or any of their respective affiliates.

BlueStar has licensed the use of BIGITech™ to the Adviser, which has sub-licensed it to the Fund. Additionally, an affiliate of BlueStar has assumed the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, although the Adviser retains the ultimate obligation to the Fund to pay such expenses. BlueStar and its affiliates will also provide marketing support for the Fund, including distributing marketing materials related to the Fund.  BlueStar nor its affiliates make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund, nor are they involved in the calculation of the Index.

Portfolio Managers

The Fund’s portfolio managers are primarily responsible for the day-to-day management of the Fund. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy.

The Fund is managed by Samuel R. Masucci, III, Chief Executive Officer of the Adviser, James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser.

Samuel R. Masucci, III has more than 25 years’ experience in investment banking, structured product development, sales and trading. In the last 5 years, he founded ETF Managers Group (ETFMG) which has led to the launch of 14 funds and $2 Billion in assets. Prior to ETFMG he has held senior positions at Bear Stearns, UBS, SBC Warburg, and Merrill Lynch and has experience in creating, building and managing businesses for the issuance, sales and trading of: ETFs, index products, commodity products, hedge funds, ABS, and OTC structured products in the U.S. and Europe.

James B. Francis, CFA, has more than 30 years of experience in portfolio management and related fields. Prior to joining the Adviser in 2018, Mr. Francis held senior portfolio management positions with Geode Capital Management (from 2011 to 2014), where he managed an equity portfolio management team that was responsible for managing approximately $200 billion in assets, as well as with Deutsche Asset Management, Northern Trust Global Investments, and State Street Global Advisors. More recently, Mr. Francis was an independent consultant to a start-up investment firm, advising on product development and marketing strategies for ETFs from 2014 to 2016, and he was a senior account representative from 2016 to 2018 at Axioma, Incorporated, a risk management and portfolio construction software development firm. Mr. Francis is a Chartered Financial Analyst and he holds a B.S. in Applied Mathematics from University of Massachusetts.

Devin Ryder began her career with the Adviser during the summer of 2017 and re-joined the Adviser on a permanent basis in 2018 to be a part of the Adviser’s portfolio management team. Prior to joining the Adviser, Ms. Ryder was pursuing studies in the quantitative aspects of risk management and finance, for which she received a B.S. in Mathematics of Finance and Risk Management from the University of Michigan in 2017.
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The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling the Fund

Fund shares are listed for secondary trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index.

The Fund invests in non-U.S. securities. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants will not be able to purchase or redeem Fund shares.

Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Fund.
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Dividends, Distributions, and Taxes

Fund Distributions
The Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service
Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Information
The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

●	The Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●	The Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For non-corporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates.

●	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

●	Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to non-corporate shareholders at reduced maximum rates.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	The Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.
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Investment in Foreign Securities. The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of its distributions. The Fund may be eligible to file an election that would permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.  This 30% withholding tax generally will not apply to distributions of net capital gain.

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The Fund or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Distribution

The Distributor, ETFMG Financial LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission and an affiliate of the Adviser. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.  However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Fund Service Providers

Sullivan & Worcester LLP, 1666 K Street NW, Washington, D.C. 20006, serves as legal counsel to the Fund.

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
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Index/Trademark Licenses/Disclaimers

Investors may obtain information about BIGITech™ and the Index’s methodology on BlueStar’s website at www.BlueStarIndexes.com.

BlueStar Israel Global Technology Index™ and BIGITech™ are Service Marks of BlueStar Indexes® and a Trademark Registration application has been filed with the U.S. Patent and Trademark Office for both marks BlueStar Indexes has agreed to provide the index to the Adviser and the Fund.

The Index Provider makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track the performance of its constituent securities. The Index Provider is not responsible for, nor has it participated in, the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Index Provider has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Index Provider does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Index Provider makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares, or any other person or entity from the use of the Index or the data included therein. The Index Provider makes no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Index Provider have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Additionally, the Adviser and the Fund make no representation or warranty, express or implied, to the owners of Fund shares or any members of the public regarding the advisability of investing in securities generally or in the Fund particularly.

Neither the Index Provider or the Index Calculation Agent have any obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. The Index Provider and the Index Calculation Agent will apply all necessary means to ensure the accuracy of the Index. However, the Index Provider and the Index Calculation Agent are not liable (whether in negligence or otherwise) to any person for any error in the Index and are not under any obligation to advise any person of any error therein. All copyrights in the Index values and constituent lists vest in BlueStar Indexes®. Neither the publication of the Index by BlueStar nor the granting of a license of rights relating to the Index or to the Index trademark for the utilization in connection with the Fund, represents a recommendation by BlueStar for a capital investment or contains in any manner a warranty or opinion by BlueStar with respect to the attractiveness of an investment in the Fund. The Fund is not endorsed or sold by BlueStar or its affiliates. BlueStar and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. BlueStar and its affiliates are not responsible for and have not participated in the determination of the timing of, prices of, or quantities of Fund shares to be sold or in the determination or calculation of the equation by which the Fund is to be converted into cash. BlueStar and its affiliates have an obligation in connection with the marketing of the Fund but have no obligations or liabilities in connection with the trading of the Fund. Notwithstanding the foregoing, BlueStar and its affiliates may independently issue and/or sponsor financial products unrelated to the Fund, but which may be similar to and competitive with the Fund.

BLUESTAR AND ITS AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BLUESTAR AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. BLUESTAR AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BLUESTAR OR ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Premium/Discount Information

Information regarding the number of days the Fund’s market price was a price above (i.e., at a premium) or below (i.e., at a discount) its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, are provided, free of charge, on the Fund’s website at www.iteqetf.com.
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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by WithumSmith+Brown, PC, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report dated September 30, 2018, which is available upon request.

For a capital share outstanding throughout the year/period

	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Year/Period	$31.38	$25.58	$25.00
Income from Investment Operations:
Net investment income[2]	0.04	0.02	0.05
Net realized and unrealized gain on investments	4.78	5.87	0.53
Total from investment operations	4.82	5.89	0.58
Less Distributions:
Distributions from net investment income	(0.17)	(0.09)	—
Net asset value, end of year/period	$36.03	$31.38	$25.58
Total Return	15.41%	23.16%	2.31%[3]

Ratios/Supplemental Data:
Net assets at end of year/period (000’s)	$61,243	$23,538	$5,116
Expenses to Average Net Assets	0.75%	0.75%	0.75%[4]
Net Investment Income to Average Net Assets	0.12%	0.07%	0.23%[4]
Portfolio Turnover Rate	11%	19%	14%[3]

1 Commencement of operations on November 2, 2015.
2   Calculated based on average shares outstanding during the year/period.
3 Not annualized.
4 Annualized.
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ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (when available). In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION
To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	844-ETFMGRS (383-6477)
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	ETF Managers Trust
30 Maple Street, 2nd Floor Summit, New Jersey 07901

Visit:	www.iteqetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Fund are available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s Investment Company Act file number: 811-22310
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STATEMENT OF ADDITIONAL INFORMATION

BlueStar Israel Technology ETF
(ITEQ)
a series of ETF Managers Trust

Listed on: NYSE Arca, Inc.

January 31, 2019

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to the series of ETF Managers Trust (the “Trust”), the SAI should be read in conjunction with the prospectus, dated January 31, 2019, as revised from time to time (the “Prospectus”). The Fund’s name changed effective March 6, 2018, prior to which it was known as BlueStar TA-BIGITech Israel Technology ETF. The Financial Statements and Notes contained in the Annual Report of the Fund for the fiscal year ended September 30, 2018 are incorporated by reference into and are deemed part of the SAI. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Fund’s distributor, ETFMG Financial LLC (the “Distributor”), 30 Maple Street, 2nd Floor, Summit, New Jersey, 07901, by visiting the Fund’s website at www.iteqetf.com or by calling 1-844-ETFMGRS (383-6477).

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company currently consisting of multiple investment series, one of which is the BlueStar Israel Technology ETF (the “Fund”).  The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as
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amended, (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). ETF Managers Group LLC (the “Adviser”) serves as investment adviser to the Fund. The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (the “Index” or “Underlying Index”).

The Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of at least 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy requires that the Fund’s portfolio holdings be disclosed in a manner that: (i) is consistent with applicable legal requirements and is in the best interests of the Fund’s shareholders; (ii) does not put the interests of the Adviser or the Distributor, or any affiliated person of the Adviser or the Distributor, above those of the Fund’s shareholders; (iii) does not advantage any current or prospective Fund shareholder over any other current or prospective Fund shareholder, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.
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The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including Authorized Participants (defined below), and other institutional market participants and entities that provide information services.

Each business day portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website.

The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor in order to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, through which the Fund offers and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting, liquidity risk management and other similar services for the Fund, broker-dealers that are involved in executing portfolio transactions on behalf of the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, the Fund’s financial printer and the Fund’s proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.  Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

NON-DIVERSIFICATION

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. The securities of a particular issuer or a small number of issuers may constitute a greater portion of the Underlying Index of the Fund and, therefore, the securities may constitute a greater portion of the Fund’s portfolio. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in its Underlying Index.
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CONCENTRATION

The Fund will, to the extent its Underlying Index does, concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Underlying Index of the Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

The information below should be read in conjunction with the “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The information below pertains to non-principal investment strategies and risks of the Fund, while the information in the Prospectus pertains to principal investment strategies and risks of the Fund.

EQUITY SECURITIES

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price
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that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities:

General Risks of Investing in Stocks — While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:
●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
●	Factors affecting an entire industry, such as increases in production costs; and
●	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small- and Medium-Sized Companies — Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to experience less frequent trading and be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies. As a result of the differences between the securities of small- and medium-sized companies and those of companies with larger capitalizations, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a small- or medium- company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
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FOREIGN SECURITIES

The Fund may invest a significant portion of its assets in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. American Depositary Receipts (“ADRs”), ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be more volatile than those of domestic securities. Therefore, the Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISKS RELATED TO ISRAELI ISSUERS
Political, economic and military conditions in Israel may directly affect the operations of Israeli issuers. Since the State of Israel was established in 1948, a number of armed conflicts have occurred between Israel and its Arab neighbors. Although Israel has entered into various agreements with Egypt, Jordan and the Palestinian Authority, there continues to be unrest and terrorist activity in Israel and on its borders, which has continued with varying levels of severity, and ongoing hostilities and armed conflicts between Israel and the Palestinian Authority and other groups in the West Bank and Gaza Strip, notably battles with Hamas in and around Gaza. In past years there has been a high level of violence between Israel and the Palestinians, including continuous rocket and missile attacks on certain areas of the country, and negotiations between Israel and representatives of the Palestinian Authority in an effort to resolve the state of conflict have been sporadic and have failed to result in peace. The establishment in 2006 of a government in the Gaza territory by Hamas, a U.S.-designated terrorist group, has created additional unrest and uncertainty in the region. During the last several years, Israel has engaged in armed conflicts with Hamas, which involved additional missile strikes from the Gaza Strip into Israel and disrupted most day-to-day civilian activity in the proximity of the border with the Gaza Strip, most recently in the summer of 2014. The effects of these hostilities and violence on the Israeli economy and the operations of Israeli issuers is unclear, and the Fund cannot predict the effect on such companies of a further increase in these hostilities or any future armed conflict, political instability or violence in the region. Israeli issuers, and consequently the Fund, could be harmed by any major hostilities involving Israel, the interruption or curtailment of trade between Israel and its trading partners or a significant downturn in the economic or financial condition of Israel. In the event of war, Israeli issuers and their Israeli aftermarket product subcontractors and suppliers may cease operations, which may cause
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delays in the distribution and sale of aftermarket products. Furthermore, since 2011, there has been civil war in Syria and since 2013, the region has seen the growth of the “Islamic State” and increased internal hostilities in Iraq. The impact of these circumstances on Israel’s relations with its Arab neighbors, in general, or on the operations of Israeli issuers in the region, in particular, remains uncertain. The establishment of new fundamentalist Islamic regimes or governments more hostile to Israel could have serious consequences for the peace and stability in the region, place additional political, economic and military confines upon Israel, materially adversely affect the operations of Israeli issuers and limit such issuers’ ability to sell products to countries in the region.

Additionally, several countries, principally in the Middle East, still restrict doing business with Israel and Israeli companies, and additional countries and groups have imposed or may impose restrictions on doing business with Israel and Israeli companies if hostilities in Israel or political instability in the region continues or increases. These restrictions may limit materially the ability of Israeli companies to obtain manufactured components and raw materials from these countries or sell our products to companies in these countries. Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners, or significant downturn in the economic or financial condition of Israel, could adversely affect such companies’ business, results of operations and financial condition.

The operations of Israeli companies may be disrupted by the obligations of personnel to perform military service. Employees in Israel may be obligated to perform annual reserve duty in the Israeli military and may be subject to being called for additional active duty under emergency circumstances. In response to increased tension and hostilities, there have been occasional call-ups of military reservists, and it is possible that there will be additional call-ups in the future. The Fund cannot predict the full impact of these conditions on Israeli companies in the future, particularly if emergency circumstances or an escalation in the political situation occurs.

DEPOSITARY RECEIPTS

The Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an Underlying Index.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
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REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for favorable tax treatment under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On
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February 9, 2018, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2018, which suspends the statutory debt limit through March 1, 2019.  Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

●
U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●
Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●
U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●
U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s Shares.

BORROWING

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its net assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

OTHER SHORT-TERM INSTRUMENTS

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial
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paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Short-term instruments that are fixed-income instruments are generally subject to the same risks as other fixed-income instruments, including credit risk and interest rate risk, and short-term instruments that are money market funds are generally subject to the same risks as other investment companies, including the obligation to the pay the Fund’s share of the underlying fund’s expenses.

INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment. The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

LENDING PORTFOLIO SECURITIES

The Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term
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instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. The Fund will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Fund may be unable to recall the securities in time to vote or may determine that the benefits to the Fund of voting are outweighed by the direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Fund.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund during the fiscal year ended September 30, 2018.

Gross income from securities lending activities	$103,756
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	(6,282)
Fees paid for any cash collateral management service that are not included in the revenue split	(1,468)
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebates (paid to borrower)	(70,648)
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities:	(78,398)
Net income from securities lending activities:	$25,358

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

The Fund may utilize futures contracts, options contracts and swap agreements. The Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures Contracts.  Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract
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previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Options.  The Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Exchange-traded futures and options contracts are not currently available for the Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components.

To the extent the Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will seek to do so in reliance upon and in accordance with CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Trust may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.  To the extent the Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, the Trust, on behalf of the Fund, will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. It is expected that the Fund will be able to operate pursuant to the limitations under CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for the Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Trust’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.  In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund.

Restrictions on the Use of Futures and Options. The Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with the Fund’s policies. The Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements. The Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

SHORT SALES

The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may
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be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.

FUTURE DEVELOPMENTS

The Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL
Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

CYBER SECURITY RISK
Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

FUTURES AND OPTIONS TRANSACTIONS
Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund
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has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it has sold. The Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the Fund’s risk exposure to that which is comparable to what the Fund would have incurred through direct investment in securities.

Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS
Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS
As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.
Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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2.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.
Lend any security or make any other loan, except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed without a shareholder vote.

1.
The Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset.

2.
Under normal circumstances, the Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in Israeli technology companies. The Fund considers such securities to be those securities that comprise its Underlying Index. For purposes of this policy, ADRs and GDRs representing the component securities of the Underlying Index are treated as component securities of the Fund’s Underlying Index.  Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending subject to the limitations described in this SAI.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
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Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund will not purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the summary section of the Fund’s Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING THE FUND.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Fund. The IOPV calculations are estimates of the value of the Fund’s NAV per Share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per Share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”
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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
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The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Samuel Masucci, III, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee. The Board is comprised of 67% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.

The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012–2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator);	10	None
John A. Flanagan, (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital LLC (commodity pool operator) (since 2015)
			n/a	n/a
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Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007‑2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Masucci should serve as Trustee because of the experience he has gained as chief executive officer of multiple investment advisory firms as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Loebs should serve as Trustee because of his diverse experience in capital markets, including asset pricing and trading, market research, index development, and exchange-traded products, as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Chase should serve as Trustee because of his executive experience at major investment advisory firms focusing on global markets and derivatives, and his general knowledge of and experience in the financial services industry.

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and
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whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. During the fiscal year ended September 30, 2018, the Audit Committee met three times.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. During the fiscal year ended September 30, 2018, the Nominating Committee did not meet.

Fair Value Committee. In addition to the Board’s standing committees described above, the Board has established a Fair Value Committee that is composed of certain officers of the Trust and representatives from the Adviser. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available.  The Fair Value Committee meets periodically, as necessary.

OWNERSHIP OF SHARES
The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2018, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

Name	Dollar Range of Shares of the Fund	Aggregate Dollar Range of Shares (All Funds in the Complex)
Interested Trustee
Samuel Masucci, III	None	None
Independent Trustees
Terry Loebs	None	None
Jared A. Chase	None	None
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COMPENSATION OF THE TRUSTEES AND OFFICER

The Trustees received the following compensation during the fiscal year ended September 30, 2018. The Adviser, and not the Fund, is responsible for compensating the Trustees.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Samuel Masucci, III	$0	$0	$0	$0
Independent Trustees
John W. Southard*	$0	$0	$0	$25,667
Terry Loebs	$0	$0	$0	$59,922
Jared Chase*	$0	$0	$0	$34,255
* Effective March 8, 2018, Mr. Chase replaced Mr. Southard as an Independent Trustee.

CODES OF ETHICS

The Trust, the Adviser, and ETFMG Financial LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics).  Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and may engage a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Adviser has engaged Broadridge Financial Solutions, Inc. to assist the CCO in carrying out the Trust’s Proxy Voting Policies.  The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether a majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.
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The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

With regard to voting proxies of foreign companies, the Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-ETFMGRS (383-6477) and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

ETF Managers Group LLC, a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Exchange Traded Managers Group, LLC, an entity controlled by Samuel Masucci, III, the Adviser’s Chief Executive Officer and a Trustee and Chairman of the Board of the Trust.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Fund, and manages the investment portfolios of the Fund, subject to the supervision of, and policies established by, the Board. The Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee that is equal to 0.75% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitaton costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses.

For the fiscal periods indicated below, the Fund paid the following management fees to the Adviser:

Aggregate Advisory Fees Paid to Adviser*
Fiscal period November 2, 2015 through September 30, 2016	$22,911
Fiscal year ended September 30, 2017	$90,969
Fiscal year ended September 30, 2018	$292,018

* Prior to May 27, 2016, the Fund was advised by Factor Advisors, LLC, an affiliate of the Adviser and a wholly-owned subsidiary of Exchange Traded Managers Group, LLC. As a result of a Transfer and Assumption Agreement executed between the Adviser and Factor Advisors, LLC, the Adviser assumed all liabilities, obligations, and commitments in connection with the Investment Advisory Agreement between the Trust, the Fund, and Factor Advisors, LLC. The amounts reflected in the table above include amounts paid to Factor Advisors, LLC for the period in which it served as investment adviser to the Fund.
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Prior to April 1, 2017, Penserra Capital Management, LLC (“Penserra”), a New York limited liability company, located at 140 Broadway, 26th Floor, New York, New York 10005, served as sub-adviser to the Fund and was compensated by the Adviser. Penserra received a fee that was equal to 0.05%, calculated daily and paid monthly, subject to a minimum annual fee of $20,000.

For the fiscal periods indicated below, the Adviser paid the following fees to Penserra with respect to the Fund:

Sub-Advisory Fees Paid to Penserra
Fiscal period November 2, 2015 through September 30, 2016	$19,233
Fiscal period October 1, 2016 through March 31, 2017	$8,000

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

Portfolio Manager Compensation. Samuel R. Masucci, III, James B. Francis, CFA, and Devin Ryder are the portfolio managers of the Fund. Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of September 30, 2018, the portfolio managers did not beneficially own Shares of the Fund.

Other Accounts. In addition to the Fund, Samuel R. Masucci, III managed the following other accounts for the Adviser as of September 30, 2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,916,392,193	0	NA
Other Pooled Investment Vehicles	2	$65,795,820	0	NA
Other Accounts	0	NA	0	NA

In addition to the Fund, James B. Francis, CFA, and Devin Ryder co-managed the following other accounts for the Adviser as of September 30, 2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,916,392,193	0	NA
Other Pooled Investment Vehicles	0	NA	0	NA
Other Accounts	0	NA	0	NA

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.
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THE DISTRIBUTOR

The Trust and ETFMG Financial LLC, an affiliate of the Adviser, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares (“Shares”) of the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising;
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(iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

THE ADMINISTRATOR

The Trust, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services under the Administration Agreement, the Administrator is entitled to a fee based on the average daily net assets of the Fund and subject to a minimum annual fee.

The Adviser is responsible for paying the Administrator its fee under the Administration Agreement. Any decrease in the Administrator’s fee will decrease the amount the Adviser is obligated to pay to the Administrator.

For the fiscal periods indicated below, the Adviser paid the following fees to the Administrator:

Fees Paid to the Administrator
Fiscal period November 2, 2015 through September 30, 2016	$53,938
Fiscal year ended September 30, 2017	$30,390
Fiscal year ended September 30, 2018	$30,046

THE CUSTODIAN

U.S. Bank National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

THE TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street NW, Washington, D.C. 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York 10018, serves as the independent registered public accounting firm for the Fund.
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DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer
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software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

For the fiscal periods indicated below, the Fund paid the following amounts in brokerage commissions:

Brokerage Commissions
Fiscal period November 2, 2015 through September 30, 2016	$1,055
Fiscal year ended September 30, 2017	$6,353
Fiscal year ended September 30, 2018	$7,570

Of the above amounts, the following amounts were paid to the affiliated broker-dealer listed below for the fiscal periods indicated below:
Affiliated Broker
Penserra Securities, LLC*
Commissions Paid fiscal period November 2, 2015 through September 30, 2016	$131
Commissions Paid fiscal year ended September 30, 2017	$0
Commissions Paid fiscal year ended September 30, 2018	NA

*Penserra Securities, LLC is an affiliated person of Penserra which served as the Fund’s sub-adviser until April 1, 2017.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or
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dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  For the fiscal year ended September 30, 2018, the Fund did not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

For the fiscal periods indicated below, the Fund had the following portfolio turnover rate:

Portfolio Turnover
Fiscal year ended September 30, 2017	19%
Fiscal year ended September 30, 2018	11%

BOOK ENTRY ONLY SYSTEM

Depositary Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

The following table sets forth the name, address, and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of January 4, 2019:

Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.17%	N/A	N/A	Record
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	12.78%	N/A	N/A	Record
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	9.13%	N/A	N/A	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	6.36%	N/A	N/A	Record
Pershing, LLC PO Box 2052 Jersey City, NJ 07303	6.18%	N/A	N/A	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	5.52%	N/A	N/A	Record

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the New York Stock Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.
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When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
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An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and accepted by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.  The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
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Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be  imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund will be $1,500. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory
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underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. The standard fixed redemption transaction fee for the Fund will be $1,500. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
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The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Funds, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
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REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Fund may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund’s index provider). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary
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or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017.   Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026.  There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund.  The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund.  You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).
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Under the Asset Test, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Because the Underlying Index has a relatively small number of constituents, the 5% limitation could affect the Fund’s ability to effectively implement a replication strategy or a representative sampling strategy.  As the Fund grows, the 10% limitation might also affect its ability to effectively implement a replication strategy or a representative sampling strategy.

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test.  In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets.  If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC.  If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.  However, the Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances.  If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of the Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates).  The portion of distributions that the Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for
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any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains (generally at a maximum rate of 20% for non-corporate shareholders), regardless of how long the shareholder has owned the shares. The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).  This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund shares for less than a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If the Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A sale or exchange of shares in the Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share
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ownership for purposes of the 80% determination.  The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to the Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Foreign Investments. Income received by the Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes in some cases. If as of the end of the Fund’s taxable year more than 50% of the value of the Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

Options, Swaps and Other Complex Securities. The Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund, and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.

With respect to any investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund may be required to include as part of its current income the imputed interest on such obligations even though the Fund may not have received any interest payments on such obligations during that period. Because the Fund is required to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income.  Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Back-Up Withholding. The Fund or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder or Authorized Participant who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
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Ordinary dividends paid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate.  Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

Capital Loss Carryforward LT	Expires
$79,947	Indefinite

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal period ended September 30, 2018 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Fund’s Annual Report at no charge by calling 1-844-ETFMGRS (383-6477) or through the Fund’s website at www.iteqetf.com.
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Appendix A

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus two business days. The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. Because the portfolio securities of the Fund may trade on days that the Fund’s Exchange is closed or on days that are not business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets, including Saturdays, Sundays, the U.S. holidays listed below, and any other time the Exchange is closed.

The dates of the Regular Holidays in the United States in calendar year 2019 are:

New Year’s Day	Tuesday, January 1

Martin Luther King, Jr. Day	Monday, January 21

Washington’s Birthday (Presidents’ Day)	Monday, February 18

Good Friday	Friday, April 19

Memorial Day	Monday, May 27

Independence Day	Thursday, July 4*

Labor Day	Monday, September 2

Thanksgiving Day	Thursday, November 28**

Christmas Day	Wednesday, December 25***

* The NYSE, NYSE AMEX and Nasdaq will close trading early (at 1:00 PM ET) on Wednesday, July 3, 2019.
** The NYSE, NYSE AMEX and Nasdaq will close trading early (at 1:00 PM ET) on Friday, November 29, 2019 (the day after Thanksgiving).
*** The NYSE, NYSE AMEX and Nasdaq will close trading early (at 1:00 PM ET) on Tuesday, December 24, 2019.

The dates of the Regular Holidays in calendar year 2019 are:

AUSTRALIA
January 1	April 22	August 5	December 25
January 28	April 25	October 7	November 5
April 19	May 6
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AUSTRIA
January 1	May 30	August 15	December 8
January 6	June 10	October 26	December 25
April 22	June 20	November 1	December 26
May 1

BELGIUM
January 1	May 30	August 15	December 25
April 22	June 10	November 1
May 1	July 21	November 11

BRAZIL
January 1	March 6	June 20	November 2
January 25	April 19	July 9	November 15
March 4	April 21	September 7	December 25
March 5	May 1	October 12

CANADA
January 1	April 19	July 1	November 11
February 11	April 22	August 5	December 25
February 18	May 20	September 2	December 26

CHILE
January 1	May 21	September 18	December 8
April 19	July 1	September 19	December 25
April 20	July 16	October 14
May 1	August 15	November 1

COLOMBIA
January 1	May 1	August 7	December 8
January 7	June 3	August 19	December 25
March 25	June 24	October 14
April 18	July 1	November 4
April 19	July 20	November 11

DENMARK
January 1	April 22	June 5	December 25
April 18	May 17	June 10	December 26
April 19	May 30	December 24	December 31
January 1	April 22	June 5	December 25

FINLAND
January 1	April 22	December 6	December 25
January 6	May 1	December 24	December 26
April 19	May 30

FRANCE
January 1	May 8	July 14	November 11
April 22	May 30	August 15	December 25
May 1	June 10	November 1	December 26
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GERMANY
January 1	May 1	June 10	December 25
April 9	May 30	October 3	December 26
April 22

GREECE
January 1	March 25	May 1	October 28
January 6	April 26	June 17	December 25
March 11	April 29	August 15	December 26

HONG KONG
January 1	April 5	May 13	October 1
February 4	April 19	June 7	October 7
February 5	April 20	July 1	December 25
February 6	April 22	September 14	December 26
February 7	May 1

HUNGARY
January 1	May 1	August 20	December 26
March 15	June 9	October 23
April 19	June 10	November 1
April 22	August 19	December 25

INDIA
January 26	March 21	August 15
February 19	April 19	October 2
March 4	May 1	December 25

INDONESIA
January 1	April 19	June 1	August 17
February 5	May 1	June 5	September 1
March 7	May 19	June 6	November 10
April 3	May 30	August 12	December 25

IRELAND
January 1	April 22	August 5	December 26
March 18	May 6	October 28	December 27
April 19	June 3	December 25

ISRAEL
March 21	May 9	September 30	October 14
April 21	June 10	October 1	October 22
April 27	August 11	October 9

ITALY
January 1	April 22	June 2	December 8
January 6	April 25	August 15	December 25
April 19	May 1	November 1	December 26

JAPAN
January 1	March 21	July 15	October 14
January 2	April 19	August 12	November 4
January 3	May 3	September 16	November 25
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JAPAN
January 14	May 4	September 23	December 23
February 11	May 6

MALAYSIA
January 1	March 1	June 5	September 9
January 21	March 19	June 6	September 16
February 1	March 22	August 12	November 10
February 5	May 1	August 31	December 25
February 6	May 19	September 1

MEXICO
January 1	April 18	May 5	December 12
February 4	April 19	September 16	December 25
March 18	May 1	November 18

NETHERLANDS
January 1	April 27	May 30	December 25
April 19	May 4	June 10	December 26
April 22	May 5

NORWAY
January 1	April 22	May 30	December 25
April 18	May 1	June 10	December 26
April 19	May 17	December 24

PERU
January 1	May 1	July 29	November 1
April 18	June 29	August 30	December 8
April 19	July 28	October 8	December 2

PHILIPPINES
January 1	April 19	August 12	December 24
February 5	May 1	August 21	December 25
April 9	June 5	August 26	December 30
April 18	June 12	November 1	December 31

POLAND
January 1	May 1	August 15	December 25
January 6	May 3	November 1	December 26
April 22	June 20	November 11

PORTUGAL
January 1	May 1	August 15	December 1
April 19	June 10	October 5	December 8
April 25	June 20	November 1	December 25

RUSSIA
January 1	January 4	March 8	June 12
January 2	January 7	May 1	November 4
January 3	February 23	May 9

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SINGAPORE
January 1	April 19	June 5	October 27
February 5	May 1	August 9	December 25
February 6	May 19	August 12

SOUTH AFRICA
January 1	April 22	June 17	December 16
March 21	April 27	August 9	December 25
April 19	May 1	September 24	December 26

SOUTH KOREA
January 1	May 1	June 13	September 26
February 4	May 5	August 15	October 3
February 5	May 7	September 23	October 9
February 6	May 22	September 24	December 25
March 1	June 6	September 25

SPAIN
January 1	April 22	September 11	December 6
January 6	May 1	October 12	December 8
April 18	July 25	November 1	December 25
April 19	August 15

SWEDEN
January 1	May 1	June 22	December 25
January 6	May 30	November 2	December 26
April 19	June 6	December 24	December 31
April 22	June 21

SWITZERLAND
January 1	April 22	June 10	December 25
January 2	May 30	August 1	December 26
April 19

TAIWAN
January 1	February 7	February 23	April 5
February 4	February 8	February 28	June 7
February 5	February 9	March 1	September 13
February 6	February 19	April 4	October 10

THAILAND
January 1	April 15	July 17	December 10
February 19	April 16	July 29	December 31
April 8	April 17	October 14
April 13	May 1	October 23
April 14	May 19	December 5

TURKEY
January 1	May 19	August 13	August 30
April 23	June 5	August 14	October 29
May 1	August 12	August 15
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UNITED KINGDOM
January 1	May 6	August 5	December 25
April 19	May 27	August 6	December 26
April 22

In the calendar year 2019, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for each Fund as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2018

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Brazil	2/27/2019	3/7/2019	8
	2/28/2019	3/8/2019	8
	3/1/2019	3/11/2019	10

Finland	12/23/2019	12/31/2019	8

Hong Kong	1/31/2019	2/8/2019	8
	2/1/2019	2/11/2019	10

Israel	10/7/2019	10/15/2019	8

Japan	12/26/2018	1/4/2019	9
	12/27/2018	1/7/2019	11
	12/28/2018	1/8/2019	11

Malaysia	1/30/2019	2/7/2019	8
	1/31/2019	2/8/2019	8

Russia	12/31/2018	1/8/2019	8

South Africa	4/12/2019	4/23/2019	11
	4/15/2019	4/24/2019	9
	4/16/2019	4/25/2019	9
	4/17/2019	4/26/2019	9
	4/18/2019	4/29/2019	11
	4/19/2019	4/29/2019	10
	12/19/2019	12/30/2019	11
	12/20/2019	12/31/2019	11
	12/23/2019	1/1/2020	9
	12/24/2019	1/2/2020	9

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Etho Climate Leadership U.S. ETF

(ETHO)

Listed on NYSE Arca

PROSPECTUS

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Fund shares are not individually redeemable by the Fund

but trade on the NYSE Arca in individual share lots.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR

PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY

REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

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Etho Climate Leadership U.S. ETF—Fund Summary

Investment Objective

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Etho Climate Leadership Index – US

The Index was created by Etho Capital, LLC (the “Index Provider”) and tracks the performance of the equity securities of a diversified set of U.S. companies that are leaders in their industry with respect to their carbon impact. “Carbon impact” is calculated based on the total greenhouse gas (“GHG”) emissions from a company’s operations, fuel use, supply chain and business activities, divided by the company’s market capitalization. The Index primarily includes each company with a carbon impact at least 50% better (i.e., lower) than the average carbon impact for a given company’s industry (“Carbon Leaders”). The Index generally excludes companies in industries or sub-industries or specific companies that are broadly associated with negative environmental, social, or corporate governance (“ESG”) profiles, as described below. The Index Provider created the Index to identify a diverse portfolio of companies with a carbon impact at least 50% better than commonly used broad-based securities indices.

Construction of the Index begins with the universe of U.S. companies with a minimum market capitalization of $100 million. “U.S. companies” are defined as companies whose equity securities are principally listed and traded on a U.S. securities exchange and who either have their headquarters located in the U.S. or who derive at least 30% of their revenues from sales in the U.S. The carbon impact of each such company and its industry average is calculated by the Index Provider based on data provided by Trucost Plc. The universe of U.S.-listed companies is then screened by the Index Provider to include only companies that are Carbon Leaders.

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 The Index universe is further screened to generally exclude (i) all companies in the energy sector, (ii) all companies in the tobacco, aerospace and defense industries, and (iii) all companies in the gambling, gold and silver sub-industries. Additionally, the Index excludes certain companies generally considered by certain non-governmental organizations (“NGOs”) as having a negative environmental sustainability impact (e.g., due to deforestation activities) and includes certain companies identified by the Index Provider whose products produce sufficient downstream sustainability benefits to outweigh the companies’ exclusion based on the above criteria (e.g., solar panel manufacturers).

The Index is reconstituted annually in November. At the time of each reconstitution, the companies in the Index are equal weighted.

The Index is calculated and maintained by Solactive AG, which is independent of the Index Provider, the Fund, its adviser, and distributor.

The Index is not limited to a minimum or maximum number of constituents; rather, it includes all companies meeting the eligibility criteria for inclusion in the Index. The Index may include companies of any market capitalization, including small capitalization companies. The Index Provider anticipates that the Index will generally include between 350 and 430 companies. As of January 14, 2019, the Index included the securities of 288 companies with minimum and maximum market capitalizations of $404.5 million and $790.8 billion, respectively.

The Fund’s Principal Investment Strategies

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund will invest at least 80% of its total assets in the component securities of the Index. As a result, under normal circumstances, the Fund will invest at least 80% of its total assets in U.S. companies that are leaders in their industry with respect to their carbon impact (the “80% Policy”).

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Concentration Risk: The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

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 ESG Risk: Because the Fund generally does not invest in (i) companies in the energy sector, (ii) companies in the tobacco, aerospace and defense industries, and (iii) companies in the gambling, gold and silver sub-industries, the Fund may underperform the broader equity market to the extent that such companies have above-average performance.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ethoetf.com or by calling 844-ETFMGRS (844-383-6477).

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 Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 6.42% (quarter ended September 30, 2018) and the Fund’s lowest return for a calendar quarter was -14.29% (quarter ended December 31, 2018).

Average Annual Total Returns (for the period ended December 31, 2018)
Etho Climate Leadership U.S. ETF	1 Year	Since Inception 11/18/15
Return Before Taxes	-4.51%	9.29%
Return After Taxes on Distributions	-4.71%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	-2.52%	7.20%
Etho Climate Leadership Index – US (reflects no deduction for fees, expenses or taxes)	-4.99%	8.65%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.31%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases , the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the Index, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

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 Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information about the Index

The Index was created in 2015 by Etho Capital, LLC to serve as an investible index for investors seeking to build a diversified portfolio of U.S. equity securities with significantly less carbon impact than traditional indices.

In calculating the carbon impact of a company or industry, the Index Provider relies on company-level data provided by Trucost Plc, which calculates company emissions in the following three categories, known as “Scopes”:

Scope 1 Emissions. Emissions from sources owned or controlled by the applicable company, e.g. vehicles, blast furnaces, generators, refrigeration, air-conditioning units.

Scope 2 Emissions. Emissions resulting from consumption of electricity, heat or steam purchased by the applicable company.

Scope 3 Emissions. Scope 3 covers all other indirect emissions (excluding Scope 2). Scope 3 emissions are caused by business activities, but are released from sources not owned or controlled by the applicable company. Examples of Scope 3 activities upstream in supply chains include business travel such as flights and car rentals; freight transport services; and the extraction and production of purchased materials. Scope 3 also includes emissions from sold products and services, as well as from investment portfolios.

Each company with a carbon impact more than ten times (1,000%) that of its industry average is excluded from the Index universe and the applicable industry average is recalculated excluding such company(ies). The remaining companies are screened to keep only those companies determined to be Carbon Leaders in their industry.

The Index is further screened to generally exclude (i) all companies in the energy sector, (ii) all companies in the tobacco, aerospace and defense industries, and (iii) all companies in the gambling, gold and silver sub-industries. Additionally, the Index Provider considers information from certain NGOs and other sources to identify and exclude from the Index companies that are considered to have a particularly negative environmental sustainability impact despite otherwise qualifying for inclusion in the Index, e.g., from deforestation related to palm oil plantations. The Index Provider also reviews the remaining companies to identify and exclude any companies that it believes were included due to incorrect data about the company (e.g., assigned to an incorrect industry).

The Index Provider may include certain companies that would otherwise be excluded from the Index based on quantitative or qualitative information about an additional category of emissions not calculated by Trucost Plc:

Scope 4 (Downstream Carbon Negative) Emissions. Scope 4 considers downstream carbon negative emissions or emission reductions directly related to the use of a product, but that do not occur during the product’s production. Examples of products (and consequently companies) that may generate avoided emissions or emission reductions include solar panels and wind turbines.

The Index Provider then eliminates the top five companies by carbon impact, regardless of their industry, and the remaining companies are equal weighted to constitute the Index.

Additional Information about the Fund’s Investment Objective and Strategies

The Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index. A number of factors may affect the Fund’s ability to achieve a high correlation with the Index, including the degree to which the Fund utilizes a sampling methodology. There can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser may sell securities that are represented in the Fund’s Index or purchase securities not yet represented in the Index, in anticipation of their removal from or addition to the Index. There may also be instances in which the Adviser may choose to overweight securities in the Fund’s Index, thus causing the Fund to purchase or sell securities not in the Index that the Adviser believes are appropriate to substitute for certain securities in the Index. The Fund will not take defensive positions.

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 The Fund will invest at least 80% of its total assets in the component securities of the Index and in depositary receipts representing such securities. The Fund may invest up to 20% of its total assets in securities that are not in the Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Index.

The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. Additionally, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”), the 80% Policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Additional Risk Information

The following section provides additional information regarding the principal risks identified under “Principal Risks” in the Fund’s summary.

Concentration Risk: The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Equity Market Risk: An investment in the Fund involves risks of investing in equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.

ESG Risk: Because the Fund generally does not invest in (i) all companies in the energy sector, (ii) all companies in the tobacco, aerospace and defense industries, and (iii) all companies in the gambling, gold and silver sub-industries, the Fund may underperform the broader equity market to the extent that such companies have above-average performance.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%., 13% and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV.

Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in a Fund’s market price from its NAV.  Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund shares. During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

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 Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of a Fund’s underlying securities or the NAV of Fund shares. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Passive Investment Risk: The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. As a result, the Fund may be subject to the risk that securities of smaller companies represented in the Index may underperform securities of larger companies or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of smaller-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, less frequent trading, significantly lower trading volumes, and cyclical or static growth prospects. As a result of the differences between the securities of smaller companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error. Smaller-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Tracking Error Risk: Tracking error refers to the risk that the Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance. This may contribute to tracking error if the weights of the Fund’s portfolio securities diverge from the weights of the securities in the Index during the rebalancing. Tracking error in such circumstances may be greater if the Fund is trading in securities that are less liquid or lightly traded. Tracking error may cause the Fund’s performance to be less than expected.

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Non-Principal Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for the Fund shares and shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The risks associated with limited APs may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Limitations of Indicative Optimized Portfolio Value (“IOPV”) Risk: The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an intraday value of the Fund’s shares, also known as the IOPV. The IOPV calculations are estimates of the value of the Fund’s NAV per share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price of the Fund’s shares may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV. This may result in market prices for Fund shares deviating from the value of the Fund’s underlying securities. Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Portfolio Holdings

Information about the Fund’s daily portfolio holdings will be available at www.ethoetf.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Fund Management

Adviser. ETF Managers Group LLC, the investment adviser to the Fund, is a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the day-to-day portfolio management of the Fund, subject to the supervision of the Board. For its services, the Adviser receives, and did receive for the Fund’s most recent fiscal year, a fee that is equal to 0.45% per annum of the average daily net assets of the Fund, calculated daily and paid monthly.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solitication costs and non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s Semi-Annual Report for the reporting period ended March 31, 2018.

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 Manager of Managers Structure. The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, may select one or more sub-advisers for the Fund and supervise, monitor and evaluate the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser may be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser will compensate each sub-adviser out of its management fee. The Fund is required to provide shareholders with certain information regarding any new sub-adviser within 90 days of the hiring of any new sub-adviser. Such information generally includes the information that would have been provided to shareholders in the form of a proxy statement in the absence of the Order.

The Adviser’s reliance on such Order with respect to the Fund is contingent on the holders of a majority of the Fund’s outstanding voting securities approving the Fund’s use of a manager of managers structure and the Adviser’s reliance on such Order. Prior to the date of this Prospectus, shareholders of the Fund approved the use by the Fund of a manager of managers structure and the Adviser’s reliance on such Order.

The Index Provider

Etho Capital is an index provider mainstreaming sustainable investing by building best-in-class fossil free, diversified investment products that combine quantitative climate performance data with ESG expert feedback mechanisms. Etho Capital specializes in building diversified indices of the most greenhouse gas efficient companies in each industry. The Index Provider is not affiliated with the Fund, the Adviser, the Fund’s distributor, the Index Calculation Agent or any of their respective affiliates. The Index Provider has licensed the use of the Index to the Adviser, which has sub-licensed it to the Fund. Additionally, the Index Provider has assumed the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, although the Adviser retains the ultimate obligation to the Fund to pay such expenses. The Index Provider and its affiliates will also provide marketing support for the Fund, including distributing marketing materials related to the Fund. None of the Index Provider or any of its respective affiliates make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund, nor are they involved in the calculation of the Index.

Portfolio Managers

The Fund’s portfolio managers are primarily responsible for the day-to-day management of the Fund. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, and researching and reviewing investment strategy.

The Fund is managed by Samuel R. Masucci, III, Chief Executive Officer of the Adviser, James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser.

Mr. Masucci has more than 25 years’ experience in investment banking, structured product development, sales and trading. In the last 5 years, he founded ETF Managers Group (ETFMG) which has led to the launch of 14 funds and $2 billion in assets. Prior to ETFMG he has held senior positions at Bear Stearns, UBS, SBC Warburg, and Merrill Lynch and has experience in creating, building and managing businesses for the issuance, sales and trading of: ETFs, index products, commodity products, hedge funds, ABS, and OTC structured products in the U.S. and Europe.

James B. Francis, CFA, has more than 30 years of experience in portfolio management and related fields. Prior to joining the Adviser in 2018, Mr. Francis held senior portfolio management positions with Geode Capital Management (from 2011 to 2014), where he managed an equity portfolio management team that was responsible for managing approximately $200 billion in assets, as well as with Deutsche Asset Management, Northern Trust Global Investments, and State Street Global Advisors. More recently, Mr. Francis was an independent consultant to a start-up investment firm, advising on product development and marketing strategies for ETFs from 2014 to 2016, and he was a senior account representative from 2016 to 2018 at Axioma, Incorporated, a risk management and portfolio construction software development firm. Mr. Francis is a Chartered Financial Analyst and he holds a B.S. in Applied Mathematics from University of Massachusetts.

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  Devin Ryder began her career with the Adviser during the summer of 2017 and re-joined the Adviser on a permanent basis in 2018 to be a part of the Adviser’s portfolio management team. Prior to joining the Adviser, Ms. Ryder was pursuing studies in the quantitative aspects of risk management and finance, for which she received a B.S. in Mathematics of Finance and Risk Management from the University of Michigan in 2017.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling the Fund

Fund shares are listed for secondary trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index.

Frequent Purchases and Redemptions of Fund Shares

Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Fund.

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 Dividends, Distributions and Taxes

Fund Distributions

The Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

●	The Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●

The Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For non-corporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates.

●

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

●

Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to non-corporate shareholders at reduced maximum rates.

●

Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	The Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

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 Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. This 30% withholding tax generally will not apply to distributions of net capital gain.

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The Fund or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Distribution

The Distributor, ETFMG Financial LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission and is an affiliate of the Adviser. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.  However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Fund Service Providers

Sullivan & Worcester LLP, 1666 K Street NW, Washington, D.C . 20006, serves as legal counsel to the Fund.

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York 10018, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information regarding the number of days the Fund’s market price was a price above (i.e., at a premium) or below (i.e., at a discount) its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, are provided, free of charge, on the Fund’s website at www.ethoetf.com.

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 Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by WithumSmith+Brown, PC, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report dated September 30, 2018, which is available upon request.

For a capital share outstanding throughout the period/year
	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period/Year	$32.01	$27.00	$25.00
Income from Investment Operations:
Net investment income[2]	0.29	0.31	0.23
Net realized and unrealized gain on investments	5.51	5.09	1.87
Total from investment operations	5.80	5.40	2.10
Less Distributions:
Distributions from net investment income	(0.29)	(0.25)	(0.10)
Net realized gains	(0.02)	(0.14)	—
Total distributions	(0.31)	(0.39)	(0.10)
Net asset value, end of period/year	$37.50	$32.01	$27.00
Total Return	18.16%	20.14%	8.43%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$35,627	$19,208	$6,751

Expenses to Average Net Assets	0.45%	0.45%	0.50%[4]
Net Investment Income to Average Net Assets	0.82%	1.03%	1.04%[4]
Portfolio Turnover Rate	19%	45%	25%[3]

[1]	Commencement of operations on November 18, 2015.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.

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 ETF Managers Trust

30 Maple Street, 2nd Floor

Summit, New Jersey 07901

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (when available). In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	1-844-ETFMGRS (383-6477) Monday through Friday 8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	ETF Managers Trust 30 Maple Street, 2nd Floor Summit, New Jersey 07901

Visit:	www.ethoetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Reports and other information about the Fund are available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s Investment Company Act file number: 811-22310

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STATEMENT OF ADDITIONAL INFORMATION

Etho Climate Leadership U.S. ETF

(ETHO)

Listed on: NYSE Arca, Inc.

a series of ETF Managers Trust

January 31, 2019

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to the series of ETF Managers Trust (the “Trust”), the SAI should be read in conjunction with the prospectus, dated January 31, 2019, as revised from time to time (the “Prospectus”). The Financial Statements and Notes contained in the Annual Report of the Fund for the fiscal year ended September 30, 2018 are incorporated by reference into and are deemed part of the SAI. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Fund’s distributor, ETFMG Financial LLC (the “Distributor”), 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, by visiting the Fund’s website at www.ethoetf.com or by calling 1-844-ETFMGRS (383-6477).

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GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company currently consisting of multiple investment series, one of which is the Etho Climate Leadership U.S. ETF (the “Fund”). The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). ETF Managers Group LLC (the “Adviser”) serves as investment adviser to the Fund. The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (the “Index” or “Underlying Index”).

The Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of at least 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy requires that the Fund’s portfolio holdings be disclosed in a manner that: (i) is consistent with applicable legal requirements and is in the best interests of the Fund’s shareholders; (ii) does not put the interests of the Adviser or the Distributor, or any affiliated person of the Adviser or the Distributor, above those of the Fund’s shareholders; (iii) does not advantage any current or prospective Fund shareholder over any other current or prospective Fund shareholder, except to the extent that certain entities (as described below) may receive portfolio holdings information not

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available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including Authorized Participants (defined below), and other institutional market participants and entities that provide information services.

Each business day portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website.

The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, through which the Fund offers and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting, liquidity risk management and other similar services for the Fund, broker-dealers that are involved in executing portfolio transactions on behalf of the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, the Fund’s financial printer and the Fund’s proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s website at www.sec.govYou may call the SEC at 1-800-SEC-0330 for information about the SEC’s website. Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

DIVERSIFICATION

The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.

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CONCENTRATION

The Fund will, to the extent its Underlying Index does, concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Underlying Index of the Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The information below should be read in conjunction with the “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The information below pertains to non-principal investment strategies and risks of the Fund, while the information in the Prospectus pertains to principal investment strategies and risks of the Fund

EQUITY SECURITIES

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

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 An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities:

General Risks of Investing in Stocks — While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
●	Factors affecting an entire industry, such as increases in production costs; and
●	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small- and Medium-Sized Companies — Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to experience less frequent trading and be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies. As a result of the differences between the securities of small- and medium-sized companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a small- or medium- company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

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Master Limited Partnerships (“MLPs”) – MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, an MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in an MLP than afforded investors in a corporation.  Additional risks involved with investing in an MLP are those associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FOREIGN SECURITIES

FOREIGN ISSUERS

The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. American Depositary Receipts (“ADRs”), ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be more volatile than those of domestic securities. Therefore, the Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits,

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and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

DEPOSITARY RECEIPTS

The Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an Underlying Index.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

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In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for favorable tax treatment under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On February 9, 2018, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2018, which suspends the statutory debt limit through March 1, 2019. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

●	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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●	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s Shares.

BORROWING

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its net assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

OTHER SHORT-TERM INSTRUMENTS

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Short-term instruments that are fixed-income instruments are generally subject to the same risks as other fixed-income instruments, including credit risk and interest rate risk, and short-term instruments that are money market funds are generally subject to the same risks as other investment companies, including the obligation to the pay the Fund’s share of the underlying fund’s expenses.

INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does

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not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

LENDING PORTFOLIO SECURITIES

The Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. The Fund will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Fund may be unable to recall the securities in time to vote or may determine that the benefits to the Fund of voting are outweighed by the

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direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Fund.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund that lent its securities during the fiscal year ended September 30, 2018.

Gross income from securities lending activities	$83,705
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	(6,527)
Fees paid for any cash collateral management service that are not included in the revenue split	(1,024)
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebates (paid to borrower)	(49,178)
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities:	(56,730)
Net income from securities lending activities:	$26,975

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

The Fund may utilize futures contracts, options contracts and swap agreements. The Fund will segregate cash and/or appropriate liquid assets if required to do so by SEC or Commodity Futures Trading Commission (“CFTC”) regulation or interpretation.

Futures Contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Options. The Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Exchange-traded futures and options contracts are not currently available for the Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the applicable Index components or a subset of the components.

To the extent the Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, it will seek to do so in reliance upon and in accordance with CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Trust may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps. To the extent

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the Fund invests in futures, options on futures or other instruments subject to regulation by the CFTC, the Trust, on behalf of the Fund, will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. It is expected that the Fund will be able to operate pursuant to the limitations under CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for the Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Trust’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund.

Restrictions on the Use of Futures and Options. The Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by the CFTC regulations in effect from time to time and in accordance with the Fund’s policies. The Fund would take steps to prevent its futures positions from “leveraging” its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or equivalents. When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements. The Fund may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

SHORT SALES

The Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.

FUTURE DEVELOPMENTS

The Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

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GENERAL

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

CYBER SECURITY RISK

Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber - attacks. Cyber - attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber - attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber - attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it has sold. The Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the Fund’s risk exposure to that which is comparable to what the Fund would have incurred through direct investment in securities.

Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during

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a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TAX RISKS

As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.

Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.

Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.

Lend any security or make any other loan except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.

Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.

Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.

Purchase securities of an issuer if such purchase is inconsistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed without a shareholder vote.

1.

The Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset.

2.	Under normal circumstances, the Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. companies that are leaders in their industry with respect to their carbon impact. The Fund considers such securities to be those that comprise its Underlying Index. For purposes of this policy, depositary receipts representing the component securities of the Underlying Index are treated as component securities of the Fund’s Underlying Index. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending subject to the limitations described in this SAI.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund will not purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.  For purposes of the Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

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EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the summary section of the Fund’s Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING THE FUND.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Fund. The IOPV calculations are estimates of the value of the Fund’s NAV per Share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per Share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV. Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those

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possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Samuel Masucci, III, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee. The Board is comprised of 67% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for

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Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.

The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012–2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator)	10	None
John A. Flanagan (1946)	Treasurer (since 2015	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital LLC (commodity pool operator) (since 2015)	n/a	n/a
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016)	n/a	n/a

* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None

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Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Masucci should serve as Trustee because of the experience he has gained as chief executive officer of multiple investment advisory firms as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Loebs should serve as Trustee because of his diverse experience in capital markets, including asset pricing and trading, market research, index development, and exchange-traded products, as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Chase should serve as Trustee because of his executive experience at major investment advisory firms focusing on global markets and derivatives, and his general knowledge of and experience in the financial services industry.

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. During the fiscal year ended September 30, 2018, the Audit Committee met three times.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s

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Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. During the fiscal year ended September 30, 2018, the Nominating Committee did not meet.

Fair Value Committee. In addition to the Board’s standing committees described above, the Board has established a Fair Value Committee that is composed of certain officers of the Trust and representatives from the Adviser. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Fair Value Committee meets periodically, as necessary.

OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2018, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Fund.

Name	Dollar Range of Shares of the Fund	Aggregate Dollar Range of Shares (All Funds in the Complex)
Interested Trustee
Samuel Masucci, III	None	None
Independent Trustees

Terry Loebs	None	None
Jared A. Chase	None	None

COMPENSATION OF THE TRUSTEES AND OFFICER

The Trustees received the following compensation during the fiscal year ending September 30, 2018. The Adviser, and not the Fund, is responsible for compensating the Trustees.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Samuel Masucci, III	$0	$0	$0	$0
Independent Trustees
John W. Southard*	$0	$0	$0	$25,667
Terry Loebs	$0	$0	$0	$59,922
Jared Chase*	$0	$0	$0	$34,255

* Effective March 8, 2018, Mr. Chase replaced Mr. Southard as an Independent Trustee.

CODES OF ETHICS

The Trust, the Adviser, and ETFMG Financial LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and

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guidelines for this purpose (“Proxy Voting Policies”) and may engage a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Adviser has engaged Broadridge Financial Solutions, Inc. to assist the CCO in carrying out the Trust’s Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether a majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

With regard to voting proxies of foreign companies, the Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-ETFMGRS (383-6477) and (2) on the SEC’s website at www.sec.gov.

 INVESTMENT ADVISORY AND OTHER SERVICES

ETF Managers Group LLC, a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Exchange Traded Managers Group LLC, an entity controlled by Samuel Masucci, III, the Adviser’s Chief Executive Officer and a Trustee and Chairman of the Board of the Trust.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Fund, and manages the investment portfolios of the Fund, subject to the supervision of, and policies established by, the Board. The Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

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For its services, the Adviser receives a fee that is equal to 0.45% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses.

For the fiscal periods indicated below, the Fund paid the following management fees to the Adviser:

Aggregate Advisory Fees Paid to Adviser*
Fiscal period November 18, 2015 through September 30, 2016	$14,937
Fiscal year ended September 30, 2017	$55,862
Fiscal year ended September 30, 2018	$125,363

* Prior to May 27, 2016, the Fund was advised by Factor Advisors, LLC, an affiliate of the Adviser and a wholly-owned subsidiary of Exchange Traded Managers Group LLC. As a result of a Transfer and Assumption Agreement executed between the Adviser and Factor Advisors, LLC, the Adviser assumed all liabilities, obligations, and commitments in connection with the Investment Advisory Agreement between the Trust, the Fund, and Factor Advisors, LLC. The amounts reflected in the table above include amounts paid to Factor Advisors, LLC for the period in which it served as investment adviser to the Fund.

Prior to January 1, 2017, Penserra Capital Management, LLC (“Penserra”) served as the investment sub-adviser to the Fund.

For the fiscal periods indicated below, the Adviser paid the following fees to Penserra with respect to the Fund:

Sub-Advisory Fees Paid to Penserra
Fiscal period November 18, 2015 through September 30, 2016	$17,268
Fiscal period October 1, 2016 through December 31, 2016	$5,041

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.

Portfolio Manager Compensation. Samuel R. Masucci, III, James B. Francis, CFA, and Devin Ryder are the portfolio managers of the Fund. Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of September 30, 2018, the portfolio managers did not beneficially own Shares of the Fund.

Other Accounts. In addition to the Fund, Samuel R. Masucci, III managed the following other accounts for the Adviser as of September 30, 2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,943,436,147	0	NA
Other Pooled Investment Vehicles	2	$65,795,820	0	NA
Other Accounts	0	NA	0	NA

In addition to the Fund, James B. Francis, CFA, and Devin Ryder co-managed the following other accounts for the Adviser as of September 30, 2018.

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Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,943,436,147	0	NA
Other Pooled Investment Vehicles	0	NA	0	NA
Other Accounts	0	NA	0	NA

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and ETFMG Financial LLC, an affiliate of the Adviser, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is 30 Maple Street, 2nd Floor Summit, New Jersey 07901.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding

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shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares (“Shares”) of the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

THE ADMINISTRATOR

The Trust, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services under the Administration Agreement, the Administrator is entitled to a fee based on the average daily net assets of the Fund and subject to a minimum annual fee.

The Adviser is responsible for paying the Administrator its fee under the Administration Agreement. Any decrease in the Administrator’s fee will decrease the amount the Adviser is obligated to pay to the Administrator.

For the fiscal periods indicated below, the Adviser paid the following fees to the Administrator:

Fees Paid to the Administrator
Fiscal period November 18, 2015 through September 30, 2016	$68,675
Fiscal year ended September 30, 2017	$47,513
Fiscal year ended September 30, 2018	$35,738

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THE CUSTODIAN

U.S. Bank National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

THE TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street NW, Washington, D.C 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York 10018, serves as the independent registered public accounting firm for the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

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 The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

For the fiscal periods indicated below, the Fund paid the following amounts in brokerage commissions:

Brokerage Commissions
Fiscal period November 18, 2015 through September 30, 2016	$545
Fiscal year ended September 30, 2017	$2,483
Fiscal year ended September 30, 2018	$2,504

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Of the above amounts, the following amounts were paid to the affiliated broker-dealer listed below for the fiscal periods indicated below:

Affiliated Broker
Penserra Securities, LLC*
Commissions Paid fiscal period November 18, 2015 through September 30, 2016	$423
Commissions Paid fiscal year ended September 30, 2017	$0
Commissions Paid fiscal year ended September 30, 2018	NA

*Penserra Securities, LLC is an affiliated person of Penserra, which served as the Fund’s sub-adviser until January 1, 2017.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal year ended September 30, 2018, the Fund did not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

For the fiscal periods indicated below, the Fund had the following portfolio turnover rates:

Portfolio Turnover
Fiscal year ended September 30, 2017	45%
Fiscal year ended September 30, 2018	19%

BOOK ENTRY ONLY SYSTEM

Depositary Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC

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Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

The following table sets forth the name, address, and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of January 4, 2019:

Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	21.50%	N/A	N/A	Record
National Financial Services, LLC 499 Washington Blvd. Fl.5 Jersey City, NJ 07310-2010	20.10%	N/A	N/A	Record
Pershing, LLC PO Box 2052 Jersey City, NJ 07303	14.01%	N/A	N/A	Record
Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170	8.47%	N/A	N/A	Record

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Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.29%	N/A	N/A	Record

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the New York Stock Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.

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 PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and accepted by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

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 ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund will be $750. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash

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purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. The standard fixed redemption transaction fee for the Fund will be $750. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the

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Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Fund may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

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 DETERMINATION OF NET ASSET VALUE

Net asset value per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund’s index provider). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be

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automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Under the Asset Test, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Because the Underlying Index has a relatively small number of constituents, the 5% limitation could affect the Fund’s ability to effectively implement a replication strategy or a representative sampling strategy. As the Fund grows, the 10% limitation might also affect its ability to effectively implement a replication strategy or a representative sampling strategy.

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to

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shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. However, the Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of the Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates). The portion of distributions that the Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains (generally at a maximum rate of 20% for non-corporate shareholders), regardless of how long the shareholder has owned the shares. The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

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 U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund shares for less than a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If the Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A sale or exchange of shares in the Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to the Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Options, Swaps and Other Complex Securities. The Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund, and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.

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With respect to any investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund may be required to include as part of its current income the imputed interest on such obligations even though the Fund may not have received any interest payments on such obligations during that period. Because the Fund is required to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income. Those sales may occur at a time when the Advisor would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Back-Up Withholding. The Fund or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder or Authorized Participant who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Ordinary dividends paid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends is began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

Capital Loss	Capital Loss
Carryover	Carryover
ST	LT	Expires
$221,915	$105,368	Indefinite

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FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal period ended September 30, 2018 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Fund’s Annual Report at no charge by calling 1-844-ETFMGRS (383-6477) or through the Fund’s website at www.ethoetf.com.

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Rogers AI Global Macro ETF
(BIKR)

Listed on NYSE Arca, Inc.

PROSPECTUS
January 31, 2019

Fund shares are not individually redeemable by the Fund
but trade on the NYSE Arca, Inc.
 in individual share lots.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

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Rogers AI Global Macro ETF — Fund Summary

Investment Objective

The Rogers AI Global Macro ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Rogers AI Global Macro Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	None
Acquired Fund Fees and Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.86%

1            Total Annual Fund Operating Expenses do not correlate to the Expenses to Average Net Assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include 0.02% that is attributed to acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$88	$274

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period June 8, 2018 (commencement of operations) through September 30, 2018, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued other than those indicated in the Index.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Rogers AI Global Macro Index
The Index was developed in 2018 by Ocean Capital Advisors®, LLC, the Fund’s index provider (“Ocean”). The Index tracks the performance of single-country (including emerging markets) exchange-traded funds (“ETFs”) that each track a broad-based index composed of equity securities primarily listed on an exchange in the applicable country (collectively, the “Underlying ETFs”) or an ETF tracking the 1-3 year U.S. Treasury Bond market (a “Treasury ETF”).

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The underlying index of each single-country Underlying ETF included in the Index may include equity securities of small-, mid-, and large-capitalization companies, and such equity securities are expected to have exposure to a wide range of industries reflective of the economy of the applicable country. The Index includes a single Underlying ETF per country. Each eligible Underlying ETF is specified in the Index’s rules, and the Underlying ETFs generally reflect the ETF with the broadest exposure to equity securities in the applicable country and meeting certain minimum investibility criteria.

The allocation of the Index’s weight among the Underlying ETFs or Treasury ETF is based on a proprietary artificial intelligence-driven algorithm (the “Model”) that analyzes macroeconomic data (e.g., volatility, interest rates, productivity, gross national product) monthly to identify likely changes in market directions in individual countries and within the global economy. The Model uses objective data to calculate the magnitude and probability of such market movements over an approximately 18-month period, while seeking to identify any “micro-cycles” that might develop in shorter time periods, to determine the optimal investment allocations based on the relative expected performance of the market in each country in the Index universe. The Model’s bias toward longer-term market movements is generally expected to minimize turnover at the time of each rebalance.

When the Model determines to reduce or eliminate exposure to a country, the reduction to such allocation (whether all or a portion of the country’s allocation in the Index) is replaced with the Treasury ETF. From time to time the Index may be significantly allocated to the Treasury ETF.

The Index is rebalanced as of the first business day of each month using data as of the last business day of the previous month. The weight of each country is capped at 10% at the time of each rebalance of the Index, with any excess weight reallocated equally to each other country included in the Index. At the time of each rebalance, the Index will have a positive allocation to at least twenty individual countries.

The Index was developed by Ocean for purposes of creating the Fund. The Index is calculated and maintained by Solactive AG, an independent third-party calculation agent.

As of January 14, 2019, the Index consisted of single-country ETFs representing 43 countries. The four largest country allocations in the Index were Brazil (6.89%), China (4.59%), Malaysia (3.65%), and Nigeria (2.79%), and 48.37% was allocated to the Treasury ETF.

The Fund’s Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in (i) the Underlying ETFs included in the Index or (ii) the constituent securities (or depositary receipts representing such securities) of such Underlying ETFs in the same approximate weight as such Underlying ETFs or their constituent securities are included in the Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund, (either directly or through the Fund’s investments in in the Underlying ETFs), are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. In addition, less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

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Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of the Fund’s direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

Fixed-Income Instruments Risks: Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter‑term fixed income instruments as interest rates change.  Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk:   The Fund may invest in depositary receipts. Investment in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, regulatory, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk: The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets, directly or indirectly, in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

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Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Models and Data Risk: The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Monthly Rebalance Risk.  Because the Index may only change its exposure based on data as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

New Fund Risk: The Fund is a recently organized, diversified management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

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U.S. Government Securities Risk: U.S. Government securities are not guaranteed against price movement and may decrease in value. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government agencies, no assurance can be given that the U.S. government will always do so because the U.S. government is not so obligated by law. For instance, securities issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as those listed above, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.etfmg.com/bikr.

Investment Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Samuel R. Masucci, III, Chief Executive Officer and Chief Investment Officer of the Adviser, James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since the Fund’s inception in 2018.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”), principally in-kind for securities included in the Index, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

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Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information about the Fund’s Investment Objective and Strategies

The Fund, using an “indexing” investment approach, seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index. A number of factors may affect the Fund’s ability to achieve a high correlation with the Index, including the degree to which the Fund utilizes a sampling methodology. There can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser may sell securities that are represented in the Fund’s Index or purchase securities not yet represented in the Index, in anticipation of their removal from or addition to the Index. There may also be instances in which the Adviser may choose to overweight securities in the Fund’s Index, thus causing the Adviser to purchase or sell securities not in the Index, but which the Adviser believes are appropriate to substitute for certain securities in the Index. The Fund will not take defensive positions.

The Fund may invest up to 20% of its total assets in securities that are not in the Index to the extent that the Adviser believes that such investments should help the Fund’s overall portfolio track the Index. The Fund will also concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.

The Index includes Underlying ETFs representing the following 39 countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Phillipines, Poland, Russia, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and the United States of America.

The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon reasonable notice to shareholders.

Additional Risk Information

The following section provides additional information regarding the principal risks identified under “Principal Risks” in the Fund’s summary. The Fund may be exposed to these risks directly or indirectly through the Fund’s investments in Underlying ETFs.

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. In addition, less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Equity Market Risk: An investment in the Fund involves risks of investing in equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.

Fixed Income Risk: The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board ending its quantitative easing program and raising the federal funds rate, the Fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. The value of direct or

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indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

Fixed-Income Instruments Risks: Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change.  Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. The Fund’s NAV is determined on the basis of U.S. dollars and, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are depositary receipts which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Depositary receipts may be sponsored or unsponsored. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. The Fund’s investments also may include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. The Advisers will determine the liquidity of such investments pursuant to guidelines established by the Fund’s Board of Trustees (the “Board”). If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. Where all or a part of the Fund’s underlying securities trade in a market that is closed when the Exchange is open, there may be changes between the last quotation from its closed foreign market and the value of such securities during the Fund’s domestic trading day. This could lead to differences between the market price of the Fund shares and the value of the Fund’s underlying securities.

Foreign Securities Risk. The Fund invests in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well

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as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Geographic Concentration Risk: The Fund is subject to geographic concentration risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

Government Obligations Risk: The Fund may invest in securities issued by the U.S. government. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn.  Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.  A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due.  This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits.  In August 2011, S&P lowered its long‑term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending.  On February 9, 2018, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2018, which suspends the statutory debt limit through March 1, 2019. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long‑term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%., 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV.

Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in a Fund’s market price from its NAV.  Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund shares. During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline

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may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of a Fund’s underlying securities or the NAV of Fund shares. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Models and Data Risk. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Index, and consequently the Fund, may add or remove certain investments at prices that are too high or too low or to miss favorable opportunities altogether.

The Model may have aspects that are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Monthly Rebalance Risk.  Because the Index may only change its exposure based on data as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

New Fund Risk: The Fund is a recently organized, diversified management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the following risks: (i) the market

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price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Passive Investment Risk: The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Fund’s Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Tracking Error Risk: Tracking error refers to the risk that the Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Fund’s Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Index, rounding of share prices, changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance. This may contribute to tracking error if the weights of the Fund’s portfolio securities diverge from the weights of the securities in the Index during the rebalancing. Tracking error in such circumstances may be greater if the Fund is trading in securities that are less liquid or lightly traded. Tracking error may cause the Fund’s performance to be less than expected.

U.S. Government Securities Risk: U.S. Government securities are not guaranteed against price movement and may decrease in value. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government agencies, no assurance can be given that the U.S. government will always do so because the U.S. government is not so obligated by law. For instance, securities issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States. Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as those listed above, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Non-Principal Risks

Absence of a Prior Active Market: Although the Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent

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either of the following events occur, there may be a significantly diminished trading market for Fund shares and shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The risks associated with limited APs may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Limitations of Indicative Optimized Portfolio Value (“IOPV”) Risk: The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an intraday value of the Fund’s shares, also known as the IOPV. The IOPV calculations are estimates of the value of the Fund’s NAV per share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price of the Fund’s shares may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  This may result in market prices for Fund shares deviating from the value of the Fund’s underlying securities.  Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Portfolio Holdings

Information about the Fund’s daily portfolio holdings will be available at www.etfmg.com/bikr. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Fund Management

Adviser. ETF Managers Group, LLC, the investment adviser to the Fund, is a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the day-to-day portfolio management of the Fund, subject to the supervision of the Board. For its services, the Adviser receives a fee that is equal to 0.75% per annum of the average daily net assets of the Fund, calculated daily and paid monthly.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s Annual Report for the reporting period ended September 30, 2018.

Manager of Managers Structure. The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, may select one or more sub-advisers for the Fund and supervise, monitor and evaluate the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser may be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser will compensate each sub-adviser out of its management fee. The Fund is required to provide shareholders with certain

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information regarding any new sub-adviser within 90 days of the hiring of any new sub-adviser. Such information generally includes the information that would have been provided to shareholders in the form of a proxy statement in the absence of the Order.

The Adviser’s reliance on such Order with respect to the Fund is contingent on the holders of a majority of the Fund’s outstanding voting securities approving the Fund’s use of a manager of managers structure and the Adviser’s reliance on such Order. Prior to the date of this Prospectus, shareholders of the Fund approved the use by the Fund of a manager of managers structure and the Adviser’s reliance on such Order.

Portfolio Managers

The Fund’s portfolio managers are primarily responsible for the day to day management of the Fund. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, and researching and reviewing investment strategy.

The Fund is managed by Samuel R. Masucci, III, Chief Executive Officer of the Adviser, James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser.

Samuel Masucci, III has more than 25 years’ experience in investment banking, structured product development, sales and trading. In the last 5 years, he founded ETF Managers Group (ETFMG) which has led to the launch of 14 funds and $2 billion in assets. Prior to ETFMG he has held senior positions at Bear Stearns, UBS, SBC Warburg, and Merrill Lynch and has experience in creating, building and managing businesses for the issuance, sales and trading of: ETFs, index products, commodity products, hedge funds, ABS, and OTC structured products in the U.S. and Europe.

James B. Francis, CFA, has more than 30 years of experience in portfolio management and related fields. Prior to joining the Adviser in 2018, Mr. Francis held senior portfolio management positions with Geode Capital Management (from 2011 to 2014), where he managed an equity portfolio management team that was responsible for managing approximately $200 billion in assets, as well as with Deutsche Asset Management, Northern Trust Global Investments, and State Street Global Advisors. More recently, Mr. Francis was an independent consultant to a start-up investment firm, advising on product development and marketing strategies for ETFs from 2014 to 2016, and he was a senior account representative from 2016 to 2018 at Axioma, Incorporated, a risk management and portfolio construction software development firm. Mr. Francis is a Chartered Financial Analyst and he holds a B.S. in Applied Mathematics from the University of Massachusetts.

Devin Ryder began her career with the Adviser during the summer of 2017 and re-joined the Adviser on a permanent basis in 2018 to be a part of the Adviser’s portfolio management team. Prior to joining the Adviser, Ms. Ryder was pursuing studies in the quantitative aspects of risk management and finance, for which she received a B.S. in Mathematics of Finance and Risk Management from the University of Michigan in 2017.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of the Fund’s shares.

Sponsor

Ocean serves as the Fund’s index provider and sponsor. As sponsor, Ocean has assumed the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, although the Adviser retains the ultimate obligation to the Fund to pay such expenses. Ocean and its affiliates will also provide marketing support for the Fund, including distributing marketing materials related to the Fund.

Buying and Selling the Fund

Fund shares are or will be listed for secondary trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index.

The Fund invests in non-U.S. securities. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants will not be able to purchase or redeem Fund shares.

Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Fund.

Dividends, Distributions, and Taxes

Fund Distributions
The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service
Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Information
The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

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The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a regulated investment company, such as the Fund. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund.  You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Tax Status of the Fund
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

●	The Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●	The Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For noncorporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates.

●	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

●	Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to noncorporate shareholders at reduced maximum rates.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	The Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

Investment in Foreign Securities. The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of its distributions. The Fund may be eligible to file an election that would permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

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Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.  This 30% withholding tax generally will not apply to distributions of net capital gain.

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The Fund or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Distribution

The Distributor, ETFMG Financial LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission and is an affiliate of the Adviser. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.  However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Fund Service Providers

Sullivan & Worcester LLP, 1666 K Street NW, Washington, DC 20006, serves as legal counsel to the Fund.

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Index/Trademark Licenses/Disclaimers

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable.

The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, Ocean, and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.

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Premium/Discount Information

Information regarding the number of days the Fund’s market price was a price above (i.e., at a premium) or below (i.e., at a discount) its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, are provided, free of charge, on the Fund’s website at www.etfmg.com/bikr.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by WithumSmith+Brown, PC, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report dated September 30, 2018, which is available upon request.

For a capital share outstanding throughout the period

	Period Ended September 30, 2018 [1]
Net Asset Value, Beginning of Period	$25.00
Loss from Investment Operations:
Net investment income	—
Net realized and unrealized loss on investments	(0.04)
Total from investment operations	(0.04)
Less Distributions:
Distributions from net investment income	—
Net asset value, end of period	$24.96
Total Return	-0.16	% [2]

Ratios/Supplemental Data:
Net assets at end of period (000's)	$4,992

Expenses to Average Net Assets	0.75	% [3]
Net Investment Loss to Average Net Assets	-0.03	% [3]
Portfolio Turnover Rate	93	% [2]

[1]	Commencement of operations on June 21, 2018.
[2]	Not annualized.
[3]	Annualized.

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ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (when available). In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:       1-844-ETF-MGRS (383-6477)
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:     ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

Visit:      www.etfmg.com/bikr

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s Investment Company Act file number: 811-22310

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STATEMENT OF ADDITIONAL INFORMATION

Rogers AI Global Macro ETF
(BIKR)

Listed on: NYSE Arca, Inc.

a series of ETF Managers Trust

January 31, 2019

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the Rogers AI Global Macro ETF (the “Fund”), dated January 31, 2019, as may be supplemented from time to time (the “Prospectus”). The Financial Statements and Notes contained in the Annual Report of the Fund for the fiscal year ended September 30, 2018 are incorporated by reference into and are deemed part of the SAI. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Fund’s distributor, ETFMG Financial LLC (the “Distributor”), 30 Maple Street, 2nd Floor, Summit, New Jersey, 07901, by visiting the Fund’s website at www.etfmg.com/bikr or by calling 1‑844‑ETF - MGRS (383-6477) .

GENERAL INFORMATION ABOUT THE TRUST

ETF Managers Trust (the “Trust”) is an open-end management investment company currently consisting of multiple investment series, one of which is the Fund.  The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, (the

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“1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). ETF Managers Group, LLC (the “Adviser”) serves as investment adviser to the Fund. The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (the “Index” or “Underlying Index”).

The Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of at least 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy requires that the Fund’s portfolio holdings be disclosed in a manner that: (i) is consistent with applicable legal requirements and is in the best interests of the Fund’s shareholders; (ii) does not put the interests of the Adviser or the Distributor, or any affiliated person of the Adviser or the Distributor, above those of the Fund’s shareholders; (iii) does not advantage any current or prospective Fund shareholder over any other current or prospective Fund shareholder, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

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The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including Authorized Participants (defined below), and other institutional market participants and entities that provide information services.

Each business day portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website.

The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, through which the Fund offers and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting, liquidity risk management and other similar services for the Fund, broker-dealers that are involved in executing portfolio transactions on behalf of the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, the Fund’s financial printer and the Fund’s proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.  Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

Diversification

The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.

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Concentration

The Fund will, to the extent its Underlying Index does, concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Underlying Index of the Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The information below should be read in conjunction with the “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The information below pertains to non-principal investment strategies and risks of the Fund, while the information in the Prospectus pertains to principal investment strategies and risks of the Fund

EQUITY SECURITIES

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price

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that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities:

General Risks of Investing in Stocks — While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
●	Factors affecting an entire industry, such as increases in production costs; and
●	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small- and Medium-Sized Companies — Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to experience less frequent trading and be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies. As a result of the differences between the securities of small- and medium-sized companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a small- or medium- company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

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Master Limited Partnerships (“MLPs”) – MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, an MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in an MLP than afforded investors in a corporation.  Additional risks involved with investing in an MLP are those associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED-INCOME SECURITIES

The Fund may invest in fixed-income securities. Fixed-income securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which a fixed-income security matures. This is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity. The rate of interest on fixed-income securities may be fixed, floating, or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Fixed-income securities are subject to credit risk, market risk, and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments. The Fund could buy another security, but that other security might pay a lower interest rate. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a call option and redeem the security during times of declining interest rates, the Fund may realize a capital loss on their investment if the security was purchased at a premium and the Fund may be forced to replace the called security with a lower yielding security.

Changes by nationally recognized securities rating organizations (“NRSROs”) in their ratings of any fixed-income security or the issuer of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s NAV.

Duration is an estimate of how much a bond’s price will fluctuate in response to a change in interest rates. In general, the value of a fixed-income security with positive duration will generally decline if interest rates increase, whereas the value of a security with negative duration will generally decline if interest rates decrease. If interest rates rise by one percentage point, the price of debt securities with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, the price of debt securities with an average duration of five years would be expected to rise by about 5%. The greater the duration of a bond (whether positive or negative), the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

The Fund may invest in variable- or floating-rate securities (including, but not limited to, floating rate notes issued by the U.S. Treasury), which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of the Fund’s investment in certain of these securities may depend on the Fund’s right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Fund at par or make payment on short notice to the Fund of unpaid principal and/or interest on the securities. These securities are subject to, among others, interest rate risk and credit risk.

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FOREIGN SECURITIES

FOREIGN ISSUERS
The Fund may invest a significant portion of its assets in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. American Depositary Receipts (“ADRs”), ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be more volatile than those of domestic securities. Therefore, the Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

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Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Australia. The Australian economy is reliant on the sale of commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products.  Changes in spending on Australian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Australian economy.

Investments in Canada.  Because investments in the metals and mining industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy.  The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products.  Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the European Union (EU). Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

At a referendum in June 2016, the United Kingdom (“UK”) voted to leave the EU. It is expected that the UK will invoke article 50 of the Lisbon Treaty to withdraw from the European Union in due course, however there is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences and precise timeframe for “Brexit”. It is expected that the UK’s exit from the EU will take place within two years of the UK notifying the European Council that it intends to withdraw from the EU. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Also as a result of the referendum, on June 27, 2016, Standard & Poor’s (“S&P”) downgraded the UK’s credit rating from “AAA” to “AA” with a “negative outlook,” and on June 30, 2016, S&P downgraded the EU’s credit rating from “AA+” to “AA”. Other credit ratings agencies have taken similar actions.

Investments in Hong Kong. Investments directly in or in ADRs with underlying shares organized, listed, or domiciled in Hong Kong are subject to certain risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV. These and other factors could have a negative impact on the Fund’s performance.

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Investments in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, or other events, such as natural disasters, could have a negative impact on Japanese securities. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Investments in South Korea. Investments in South Korean issuers involve risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. Substantial political tensions exist between North Korea and South Korea and recently these political tensions have escalated. The outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, will likely adversely impact the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems.

DEPOSITARY RECEIPTS

The Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an Underlying Index.

GEOGRAPHIC CONCENTRATION

Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia and the Middle East, can be interdependent and may be adversely affected by the same events.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

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REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for favorable tax treatment under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On February 9, 2018, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2018, which suspends the statutory debt limit through March 1, 2019.  Any controversy or ongoing uncertainty regarding the

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statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

●
U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●
Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●
U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●
U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s Shares.

BORROWING

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its net assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

OTHER SHORT-TERM INSTRUMENTS

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date

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of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Short-term instruments that are fixed-income instruments are generally subject to the same risks as other fixed-income instruments, including credit risk and interest rate risk, and short-term instruments that are money market funds are generally subject to the same risks as other investment companies, including the obligation to the pay the Fund’s share of the underlying fund’s expenses.

INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment. Such exemptive relief is not applicable to Fund Shares during periods when the Fund has invested in other investment companies beyond the limits of Section 12(d)(1)(A). Accordingly, during such periods, other investment companies must adhere to the limits set forth in Section 12(d)(1) when investing in the Fund.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

LENDING PORTFOLIO SECURITIES

The Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower

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equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

The Fund will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Fund may be unable to recall the securities in time to vote or may determine that the benefits to the Fund of voting are outweighed by the direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Fund.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund that lent its securities during the fiscal year ended September 30, 2018.

Gross income from securities lending activities	$3,418
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	(293)
Fees paid for any cash collateral management service that are not included in the revenue split	(43)
Administrative fees not included in revenue split	—
Indemnification fee not included in revenue split	—
Rebates (paid to borrower)	(1,894)
Other fees not included in revenue split (specify)	—
Aggregate fees/compensation for securities lending activities:	(2,230)
Net income from securities lending activities:	$1,188

FUTURE DEVELOPMENTS

The Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL
Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

CYBER SECURITY RISK
Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber - attacks. Cyber - attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber - attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber - attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

TAX RISKS
As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.
Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.
Lend any security or make any other loan, except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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6.
With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed without a shareholder vote.

1.
The Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending subject to the limitations described in this SAI.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund will not purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the summary section of the Fund’s Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING THE FUND.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

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The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Fund. The IOPV calculations are estimates of the value of the Fund’s NAV per Share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per Share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

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The Trustees’ role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Samuel Masucci, III, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee. The Board is comprised of 67% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.

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The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012–2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012–2014) (commodity pool operator).	10	None
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital LLC (commodity pool operator) (since 2015).
			n/a	n/a
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007–2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None
Jared Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None

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Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Masucci should serve as Trustee because of the experience he has gained as chief executive officer of multiple investment advisory firms as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Loebs should serve as Trustee because of his diverse experience in capital markets, including asset pricing and trading, market research, index development, and exchange-traded products, as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Chase should serve as Trustee because of his executive experience at major investment advisory firms focusing on global markets and derivatives, and his general knowledge of and experience in the financial services industry.

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. During the fiscal year ended September 30, 2018, the Audit Committee met three times.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. During the fiscal year ended September 30, 2018, the Nominating Committee did not meet.

Fair Value Committee. In addition to the Board’s standing committees described above, the Board has established a Fair Value Committee that is composed of certain officers of the Trust and representatives from the Adviser. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Fair Value committee meets periodically, as necessary.

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OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

As of December 31, 2018, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Shares of the Fund	Aggregate Dollar Range of Shares (All Funds in the Complex)
Interested Trustee
Samuel Masucci, III	None	None
Independent Trustees

Terry Loebs	None	None
Jared Chase	None	None

COMPENSATION OF THE TRUSTEES AND OFFICER

The Trustees received the following compensation during the fiscal year ended September 30, 2018. The Adviser, and not the Fund, is responsible for compensating the Trustees.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Samuel Masucci, III	$0	$0	$0	$0
Independent Trustees
Jared Chase*				$34,255
John W. Southard*	$0	$0	$0	$25,667
Terry Loebs	$0	$0	$0	$59,922
* Effective March 8, 2018, Mr. Chase replaced Mr. Southard as an Independent Trustee.

CODES OF ETHICS

The Trust, the Adviser, and ETFMG Financial LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics).  Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and may engage a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Adviser has engaged Broadridge Financial Solutions, Inc. to assist the CCO in carrying out the Trust’s Proxy Voting Policies.  The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

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The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether a majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.

The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

With regard to voting proxies of foreign companies, the Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-ETF-MGRS (383-6477) and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser. ETF Managers Group, LLC, a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Exchange Traded Managers Group, LLC, an entity controlled by Samuel Masucci, III, the Adviser’s Chief Executive Officer and Chief Investment Officer, and a Trustee and Chairman of the Board of the Trust.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Fund, and manages the investment portfolios of the Fund, subject to the supervision of, and policies established by, the Board. The Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee that is equal to 0.75% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary

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expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses.

For the fiscal period indicated below, the Fund paid the following management fees to the Adviser:

Aggregate Advisory Fees Paid to Adviser
June 8, 2018 (commencement of operations) through September 30, 2018	$7,949

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

Portfolio Manager Compensation. Samuel R. Masucci, III, James B. Francis, CFA, and Devin Ryder are the portfolio managers of the Fund.  Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of September 30, 2018, the portfolio managers did not beneficially own Shares of the Fund

Other Accounts . In addition to the Fund, Samuel R. Masucci, III managed the following other accounts for the Adviser as of September 30,   2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,975,249,323	0	NA
Other Pooled Investment Vehicles	2	$65,795,820	0	NA
Other Accounts	0	NA	0	NA

In addition to the Fund, James B. Francis, CFA, and Devin Ryde co-managed the following other accounts for the Adviser as of September 30,   2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,975,249,323	0	NA
Other Pooled Investment Vehicles	0	NA	0	NA
Other Accounts	0	NA	0	NA

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

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THE DISTRIBUTOR

The Trust and ETFMG Financial LLC, an affiliate of the Adviser, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is 30 Maple Street , 2nd Floor, Summit, New Jersey 07901.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares (“Shares”) of the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and

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communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

THE ADMINISTRATOR

The Trust, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services under the Administration Agreement, the Administrator is entitled to a fee based on the average daily net assets of the Fund and subject to a minimum annual fee.

The Adviser is responsible for paying the Administrator its fee under the Administration Agreement. Any decrease in the Administrator’s fee will decrease the amount the Adviser is obligated to pay to the Administrator.

For the fiscal period indicated below, the Adviser paid the following fees to the Administrator:

Fees Paid to the Administrator
June 8, 2018 (inception date) through September 30, 2018	$6,036

THE CUSTODIAN

U.S. Bank National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

THE TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the independent registered public accounting firm for the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities

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related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

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The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

For the fiscal period indicated below, the Fund paid the following amounts in brokerage commissions:

Brokerage Commissions
June 8, 2018 (commencement of operations) through September 30, 2018	$2,108

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.  For the fiscal period June 8, 2018 (commencement of operations) through September 30, 2018, the Fund did not make any payments to affiliated broker-dealers.

Securities of “Regular Broker-Dealer.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal year ended September 30, 2018, the Fund did not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

For the fiscal period indicated below, the Fund had the following portfolio turnover rate:

Portfolio Turnover
June 8, 2018 (commencement of operations) through September 30, 2018	93%

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BOOK ENTRY ONLY SYSTEM

Depositary Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

The following table sets forth the name, address, and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of January 4, 2019:

Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	19.84%	N/A	N/A	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.99%	N/A	N/A	Record
ML SFKPG 4 Corporate Place Piscataway, NJ 08854	9.68%	N/A	N/A	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.34%	N/A	N/A	Record
Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, FL 32246	5.61%	N/A	N/A	Record

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Underlying Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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 The Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and accepted by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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 Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.  The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund will be $250. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  The Fund may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Fund will be $250. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Funds, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds. If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has

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appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Fund may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing

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services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund’s index provider). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017.   Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026.  There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund.  The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund.  You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Under the Asset Test, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.  Because the Underlying Index has a relatively small number of constituents, the 5% limitation could affect the Fund’s ability to effectively implement a replication strategy or a representative sampling strategy.  As the Fund grows, the 10% limitation might also affect its ability to effectively implement a replication strategy or a representative sampling strategy.

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test.  In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets.  If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC.  If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

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If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.  However, the Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances.  If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of the Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates).  The portion of distributions that the Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains generally at a maximum rate of 20% for non-corporate shareholders), regardless of how long the shareholder has owned the shares. The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).  This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund shares for less than a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If the Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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A sale or exchange of shares in the Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.  The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to the Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Foreign Investments. Income received by the Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes in some cases. If as of the end of the Fund’s taxable year more than 50% of the value of the Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

Back-Up Withholding. The Fund or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder or Authorized Participant who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified

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statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Ordinary dividendspaid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate.  Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

As of September 30, 2018, the Fund had accumulated capital loss carryovers of:

Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
$18,801	$—	Indefinite

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal period ended September 30, 2018 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Fund’s Annual Report at no charge by calling 1-844-ETF-MGRS (383-6477) or through the Fund’s website at www.etfmg.com/bikr.

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Appendix A

The Foreign Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T plus two” business days (“T+2”). The Foreign Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T+2 to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of a Foreign Fund to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Foreign Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Foreign Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in the United States in calendar year 2019 are:
Holiday	2019
New Year’s Day	Tuesday, January 1
Martin Luther King, Jr. Day	Monday, January 21
Washington's Birthday	Monday, February 18
Good Friday	Friday, April 19
Memorial Day	Monday, May 27
Independence Day	Thursday, July 4*
Labor Day	Monday, September 2
Thanksgiving Day	Thursday, November 28**
Christmas	Wednesday, December 25***

*	The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Wednesday, July 3, 2019.

**	The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Friday, November 29, 2019 (the day after Thanksgiving).

***	The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Tuesday, December 24, 2019.

Listed below are the dates in calendar year 2019 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change.

2019
AUSTRALIA
January 1	April 22	August 5	December 25
January 28	April 25	October 7	November 5
April 19	May 6

DENMARK
January 1	April 22	June 5	December 25
April 18	May 17	June 10	December 26
April 19	May 30	December 24	December 31
January 1	April 22	June 5	December 25

FINLAND
January 1	April 22	December 6	December 25
January 6	May 1	December 24	December 26
April 19	May 30

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FRANCE
January 1	May 8	July 14	November 11
April 22	May 30	August 15	December 25
May 1	June 10	November 1	December 26

GERMANY
January 1	May 1	June 10	December 25
April 9	May 30	October 3	December 26
April 22

HONG KONG
January 1	April 5	May 13	October 1
February 4	April 19	June 7	October 7
February 5	April 20	July 1	December 25
February 6	April 22	September 14	December 26
February 7	May 1

IRELAND
January 1	April 22	August 5	December 26
March 18	May 6	October 28	December 27
April 19	June 3	December 25

ISRAEL
March 21	May 9	September 30	October 14
April 21	June 10	October 1	October 22
April 27	August 11	October 9

ITALY
January 1	April 22	June 2	December 8
January 6	April 25	August 15	December 25
April 19	May 1	November 1	December 26

JAPAN
January 1	March 21	July 15	October 14
January 2	April 19	August 12	November 4
January 3	May 3	September 16	November 25
January 14	May 4	September 23	December 23
February 11	May 6

NETHERLANDS
January 1	April 27	May 30	December 25
April 19	May 4	June 10	December 26
April 22	May 5

NORWAY
January 1	April 22	May 30	December 25
April 18	May 1	June 10	December 26
April 19	May 17	December 24

PORTUGAL
January 1	May 1	August 15	December 1
April 19	June 10	October 5	December 8
April 25	June 20	November 1	December 25

SINGAPORE
January 1	April 19	June 5	October 27
February 5	May 1	August 9	December 25
February 6	May 19	August 12

SPAIN
January 1	April 22	September 11	December 6
January 6	May 1	October 12	December 8
April 18	July 25	November 1	December 25
April 19	August 15

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SWEDEN
January 1	May 1	June 22	December 25
January 6	May 30	November 2	December 26
April 19	June 6	December 24	December 31
April 22	June 21

SWITZERLAND
January 1	April 22	June 10	December 25
January 2	May 30	August 1	December 26
April 19

TAIWAN
January 1	February 7	February 23	April 5
February 4	February 8	February 28	June 7
February 5	February 9	March 1	September 13
February 6	February 19	April 4	October 10

UNITED KINGDOM
January 1	May 6	August 5	December 25
April 19	May 27	August 6	December 26
April 22

The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. In the calendar year 2019, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle* for the Fund as follows:

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2019
	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Hong Kong	1/31/2019	2/8/2019	8
	2/1/2019	2/11/2019	10

Israel	10/7/2019	10/15/2019	8

Japan	12/26/2018	1/4/2019	9
	12/27/2018	1/7/2019	11
	12/28/2018	1/8/2019	11

Taiwan	1/31/2019	2/11/2019	11
	2/1/2019	2/11/2019	10
*These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

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35

AI Powered Equity ETF
(AIEQ)

Listed on NYSE Arca, Inc.

PROSPECTUS
January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

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AI Powered Equity ETF—Fund Summary

Investment Objective

The AI Powered Equity ETF (the “Fund”) seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses [1]	0.02%
Total Annual Fund Operating Expenses	0.77%

1            Total Annual Fund Operating Expenses do not correlate to the Expenses to Average Net Assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include 0.02% that is attributed to acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period October 18, 2017 (commencement of operations) through September 30, 2018, the Fund’s portfolio turnover rate was 260% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed and invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative model (the “EquBot Model”) developed by EquBot LLC (“EquBot”) that runs on the IBM Watson™ platform. EquBot, the Fund’s sub-adviser, is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses. As an IBM Global Entrepreneur company, EquBot leverages IBM’s Watson AI to conduct an objective, fundamental analysis of U.S.-listed common stocks and real estate investment trusts (“REITs”) based on up to ten years of historical data and apply that analysis to recent economic and news data.

Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 125 companies with the greatest potential over the next twelve months for appreciation and their corresponding weights, while maintaining volatility (i.e., the range in which the portfolio’s returns vary) comparable to the broader U.S. equity market. The Fund may invest in the securities of companies of any market capitalization. The EquBot model recommends a weight for each company based on its potential for appreciation and correlation to the other companies in the Fund’s portfolio. The EquBot model limits the weight of any individual company to 10%. At times, a significant portion of the Fund’s assets may consist of cash and cash equivalents.

IBM’s Watson AI is a computing platform capable of answering natural language questions by connecting large amounts of data, both structured (e.g., spreadsheets) and unstructured (e.g., news articles), and learning from each analysis it conducts (e.g., by recognizing patterns) to produce a more accurate answer with each subsequent question.
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The Fund’s investment adviser utilizes the recommendations of the EquBot Model to decide which securities to purchase and sell, while complying with the Investment Company Act of 1940 (the “1940 Act”) and its rules and regulations. The Fund’s investment adviser anticipates primarily making purchase and sale decisions based on information from the EquBot Model. The Fund may frequently and actively purchase and sell securities.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisableThere can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Models and Data Risk: The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management
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2

skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk: Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Cash and Cash Equivalents Risk: Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Performance Information

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.aieqetf.com.

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.46% (quarter ended June 30, 2018) and the Fund’s lowest return for a calendar quarter was -18.92% (quarter ended December 31, 2018).

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	Since Inception 10/18/2017
AI Powered Equity ETF
Return Before Taxes	-7.29%	-3.25%
Return After Taxes on Distributions	-10.49%	-6.05%
Return After Taxes on Distributions and Sale of Fund Shares	-4.30%	-3.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	0.25%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Adviser and Sub-Adviser

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser to the Fund. EquBot serves as the sub-adviser to the Fund.
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Portfolio Managers

Samuel R. Masucci, III, Chief Executive Officer of the Adviser, has been the Fund’s portfolio manager since January 2018. James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser, have been the Fund’s portfolio managers since May 2018.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), principally in-kind for securities included in the Fund’s portfolio, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information about the Fund’s Investment Objective and Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in REITs, and master limited partnerships, although the Fund only invests in common stocks and equity interests in REITs as part of its principal investment strategy.

The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders. Additionally, the 80% Policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Additional Risk Information

The following section provides additional information regarding the principal risks identified under “Principal Risks” in the Fund’s summary.

Equity Market Risk: An investment in the Fund involves risks of investing in equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.
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Management Risk: The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the Equbot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%., 13% and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV. Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund shares. During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s portfolio trading individually or in the aggregate at any point in time. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Fund shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Models and Data Risk. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices
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that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at a Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk: The Fund’s portfolio may be composed primarily of, or have significant exposure to, securities of smaller companies. As a result, the Fund may be subject to the risk that securities of smaller companies may underperform securities of larger companies or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of smaller-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, less frequent trading, significantly lower trading volumes, and cyclical or static growth prospects. As a result of the differences between the securities of smaller companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error. Smaller-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.
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Cash and Cash Equivalents Risk : Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Non-Principal Risks

Absence of an Active Market: Although the Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for Fund shares and shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The risks associated with limited APs may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

Limitations of Indicative Optimized Portfolio Value (“IOPV”) Risk: The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an intraday value of the Fund’s shares, also known as the IOPV. The IOPV calculations are estimates of the value of the Fund’s NAV per share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price of the Fund’s shares may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  This may result in market prices for Fund shares deviating from the value of the Fund’s underlying securities.  Neither the Fund nor the Adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Portfolio Holdings

Information about the Fund’s daily portfolio holdings will be available at www.aieqetf.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Fund Management

Adviser. ETF Managers Group LLC, the investment adviser to the Fund, is a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board. For its services, the Adviser receives and did receive for the Fund’s most recent fiscal year a fee that is equal to 0.75% per annum of the average daily net assets of the Fund, calculated daily and paid monthly.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).
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A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s Semi-Annual Report for the reporting period ended March 31, 2018 .

Sub-Adviser. EquBot LLC, the sub-adviser to the Fund, is a Delaware limited liability company located at 450 Townsend Street, San Francisco, California 94107. EquBot provides investment advice using the EquBot Model to the Adviser and the Fund, which is its only client. For its services, EquBot receives a fee that is equal to 0.05% per annum of the average daily net assets of the Fund, calculated daily and paid quarterly. The Fund does not directly pay EquBot. The Adviser is responsible for paying the entire amount of EquBot’s fee for the Fund.

A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement is available in the Fund’s Semi-Annual Report for the reporting period ended March 31, 2018.

Manager of Managers Structure. The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, may select one or more sub-advisers for the Fund and supervise, monitor and evaluate the performance of each sub-adviser.

The Order also permits the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus has the ultimate responsibility (subject to the ultimate oversight of the Board) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser may be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser will compensate each sub-adviser out of its management fee. The Fund is required to provide shareholders with certain information regarding any new sub-adviser within 90 days of the hiring of any new sub-adviser. Such information generally includes the information that would have been provided to shareholders in the form of a proxy statement in the absence of the Order.

The Adviser’s reliance on such Order with respect to the Fund is contingent on the holders of a majority of the Fund’s outstanding voting securities approving the Fund’s use of a manager of managers structure and the Adviser’s reliance on such Order. Prior to the date of this Prospectus, shareholders of the Fund approved the use by the Fund of a manager of managers structure and the Adviser’s reliance on such Order.

Portfolio Managers

The Fund’s portfolio managers are primarily responsible for the day-to-day management of the Fund. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, and researching and reviewing investment strategy.

The Fund is managed by Samuel R. Masucci, III, Chief Executive Officer of the Adviser, James B. Francis, CFA, Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Devin Ryder, Portfolio Manager of the Adviser.

Samuel R. Masucci, III has more than 25 years’ experience in investment banking, structured product development, sales and trading. In the last 5 years, he founded ETF Managers Group (ETFMG) which has led to the launch of 14 funds and $2 billion in assets. Prior to ETFMG he has held senior positions at Bear Stearns, UBS, SBC Warburg, and Merrill Lynch and has experience in creating, building and managing businesses for the issuance, sales and trading of: ETFs, index products, commodity products, hedge funds, ABS, and OTC structured products in the U.S. and Europe.

James B. Francis, CFA, has more than 30 years of experience in portfolio management and related fields. Prior to joining the Adviser in 2018, Mr. Francis held senior portfolio management positions with Geode Capital Management (from 2011 to 2014), where he managed an equity portfolio management team that was responsible for managing approximately $200 billion in assets, as well as with Deutsche Asset Management, Northern Trust Global Investments, and State Street Global Advisors. More recently, Mr. Francis was an independent consultant to a start-up investment firm, advising on product development and marketing strategies for ETFs from 2014 to 2016, and he was a senior account representative from 2016 to 2018 at Axioma, Incorporated, a risk management and portfolio construction software development firm. Mr. Francis is a Chartered Financial Analyst and he holds a B.S. in Applied Mathematics from University of Massachusetts.
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Devin Ryder began her career with the Adviser during the summer of 2017 and re-joined the Adviser on a permanent basis in 2018 to be a part of the Adviser’s portfolio management team. Prior to joining the Adviser, Ms. Ryder was pursuing studies in the quantitative aspects of risk management and finance, for which she received a B.S. in Mathematics of Finance and Risk Management from the University of Michigan in 2017.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling the Fund

Fund shares are listed for secondary trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of the Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of the Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Fund.

Dividends, Distributions and Taxes

Fund Distributions
The Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains to its shareholders at least annually.
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Dividend Reinvestment Service
Brokers may make available to their customers who own the Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Information
The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

●	The Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●	The Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For non-corporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates.

●	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

●	Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to non-corporate shareholders at reduced maximum rates.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	The Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
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Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. This 30% withholding tax generally will not apply to distributions of net capital gain.

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2016 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The Fund or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Distribution

The Distributor, ETFMG Financial LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission and is an affiliate of the Adviser. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901 .

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Fund Service Providers

Sullivan & Worcester LLP, 1666 K Street NW, Washington, D.C. 20006, serves as legal counsel to the Fund.

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information regarding the number of days the Fund’s market price was a price above (i.e., at a premium) or below (i.e., at a discount) its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, are provided, free of charge, on the Fund’s website at www.aieqetf.com.
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Financial Hig hlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have gained (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by WithumSmith+Brown, PC, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report dated September 30, 2018, which is available upon request.

For a capital share outstanding throughout the period

	Period Ended
	September 30,
	2018(1)

Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (2)	0.14
Net realized and unrealized gain on investments	4.49
Total from investment operations	4.63
Less Distributions:
Distributions from net investment income	(0.12)
Net realized gains	(0.01)
Total distributions	(0.13)
Net asset value, end of period	$29.50
Total Return	18.53	% (3)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$206,472

Expenses to Average Net Assets	0.75	%(4)
Net Investment Income to Average Net Assets	0.52	% (4)
Portfolio Turnover Rate	260	%(3)

(1)	Commencement of operations on October 18, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

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ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (when available). In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION
To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	1-844-ETFMGRS (383-6477)
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

Visit:	www.aieqetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Fund are available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s Investment Company Act file number: 811-22310
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STATEMENT OF ADDITIONAL INFORMATION

AI Powered Equity ETF
(AIEQ)

Listed on NYSE Arca, Inc.

a series of ETF Managers Trust

January 31, 2019

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus dated January 31, 2019, as may be supplemented from time to time (the “Prospectus”), of the AI Powered Equity ETF (the “Fund”), a series of ETF Managers Trust (the “Trust”). The Financial Statements and Notes contained in the Annual Report of the Fund for the fiscal year ended September 30, 2018 are incorporated by reference into and are deemed part of the SAI. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Fund’s Distributor, ETFMG Financial LLC, 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, by visiting the Trust’s website at www.aieqetf.comor by calling 1‑844‑ETFMGRS (383-6477).

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company currently consisting of multiple investment series, one of which is the Fund.  The Trust was organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-
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end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). ETF Managers Group LLC (the “Adviser”) serves as investment adviser to the Fund, and EquBot LLC (“EquBot”) serves as sub-adviser to the Fund. The investment objective of the Fund is to seek capital appreciation.

The Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of at least 25,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy requires that the Fund’s portfolio holdings be disclosed in a manner that: (i) is consistent with applicable legal requirements and is in the best interests of the Fund’s shareholders; (ii) does not put the interests of the Adviser or the Distributor, or any affiliated person of the Adviser or the Distributor, above those of the Fund’s shareholders; (iii) does not advantage any current or prospective Fund shareholder over any other current or prospective Fund shareholder, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.
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The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including Authorized Participants (defined below), and other institutional market participants and entities that provide information services.

Each business day portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website.

The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, through which the Fund offers and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting, liquidity risk management and other similar services for the Fund, broker-dealers that are involved in executing portfolio transactions on behalf of the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, the Fund’s financial printer and the Fund’s proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.  Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

NON-DIVERSIFICATION

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The information below should be read in conjunction with the “Principal Investment Strategies” and “Principal Risks” sections of
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the Prospectus. The information below pertains to non-principal investment strategies and risks of the Fund, while the information in the Prospectus pertains to principal investment strategies and risks of the Fund.

EQUITY SECURITIES

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities — Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
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 Risks of Investing in Equity Securities:

General Risks of Investing in Stocks — While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:
●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;
●	Factors affecting an entire industry, such as increases in production costs; and
●	Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small- and Medium-Sized Companies — Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to experience less frequent trading and be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies. As a result of the differences between the securities of small- and medium-sized companies and those of companies with larger capitalizations, it may be more difficult for a Fund to buy or sell a significant amount of the securities of a small- or medium- company without an adverse impact on the price of the company’s securities, or a Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Master Limited Partnerships (“MLPs”) – MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, an MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in an MLP than afforded investors in a corporation.  Additional risks involved
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with investing in an MLP are those associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FOREIGN SECURITIES

FOREIGN ISSUERS
The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include depositary receipts, which are described further below, “ordinary shares,” and “New York shares” issued and traded in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. American Depositary Receipts (“ADRs”), ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be more volatile than those of domestic securities. Therefore, the Fund’s investment in foreign securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Many foreign countries lack uniform accounting, auditing and financial reporting standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.
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DEPOSITARY RECEIPTS

The Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for favorable tax treatment under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
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 U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, Standard & Poor’s lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On February 9, 2018, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2018, which suspends the statutory debt limit through March 1, 2019.  Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

The value of direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of direct or indirect investments in fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

●
U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●
Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●
U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s Shares.

BORROWING

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its net assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

OTHER SHORT-TERM INSTRUMENTS

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Short-term instruments that are fixed-income instruments are generally subject to the same risks as other fixed-income instruments, including credit risk and interest rate risk, and short-term instruments that are money market funds are generally subject to the same risks as other investment companies, including the obligation to the pay the Fund’s share of the underlying fund’s expenses.

INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.
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If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

LENDING PORTFOLIO SECURITIES

The Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. The Fund will generally seek to recall securities on loan to vote on matters if the result of the vote may materially affect the investment. However, in some circumstances the Fund may be unable to recall the securities in time to vote or may determine that the benefits to the Fund of voting are outweighed by the direct or indirect costs of such a recall. In these circumstances, loaned securities may be voted or not voted in a manner adverse to the best interests of the Fund.

The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of the Fund that lent its securities during the fiscal year ended September 30, 2018.
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Gross income from securities lending activities	$204,787
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	(5,695)
Fees paid for any cash collateral management service that are not included in the revenue split	(2,941)
Administrative fees not included in revenue split	0
Indemnification fee not included in revenue split	0
Rebates (paid to borrower)	(173,213)
Other fees not included in revenue split (specify)	0
Aggregate fees/compensation for securities lending activities:	(181,849)
Net income from securities lending activities:	$22,938

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL
Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

TAX RISKS
As with any investment, you should consider how your investment in Shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

CYBER SECURITY RISK
Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, sub-adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.
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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.
Concentrate its investments in an industry or group of industries (i.e., invest 25% or more of its net assets in a particular industry or group of industries). For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.
Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.
Lend any security or make any other loan except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed without a shareholder vote.

1.
The Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset.

2.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in REITs, and master limited partnerships. Prior to any change in this 80% investment policy, the Fund will provide shareholders with 60 days’ written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.
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Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending subject to the limitations described in this SAI.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund will not purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

Commodities. The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the summary section of the Fund’s Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING THE FUND.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of the Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or the Fund.

The Exchange (or market data vendors or other information providers) will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to the Fund. The IOPV calculations are estimates of the value of the Fund’s NAV per Share and are based on the Fund’s portfolio holdings and cash, less accrued expenses, divided by the number of shares of the Fund outstanding as of the time of the prior day’s NAV calculation. Premiums and discounts between the IOPV and the market price may occur. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, it should not be viewed as a “real-time” update of the NAV per Share of the Fund, which is calculated only once a day. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. Additionally, the calculation of the NAV may reflect the fair values of certain Fund holdings, which may result in different prices than those used in the calculations of the IOPV.  Neither the Fund nor the Adviser or sub-adviser, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.
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MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund described in this SAI, are overseen by the Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, sub-adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and sub-adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements with the Adviser and Sub-Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and sub-adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and sub-adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
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From their review of these reports and discussions with the Adviser, the sub-adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Samuel Masucci, III, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee. The Board is comprised of 67% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.

The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 67% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012–2016) and Chief Compliance Officer (2012–2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	10	None

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Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital LLC (commodity pool operator) (since 2015).
			n/a	n/a
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007‑2016).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	10	None
Jared A. Chase (1955)	Trustee (since 2018)	Chief Operating and Financial Officer, Root Capital (a 501(c)(3) non-profit lender); Chairman, State Street Global Alliance LLC, State Street Corporation (2007-2012); Head of Global Treasury, Liability Management, Money Markets & Derivatives, State Street Corporation (2004-2007)	10	None

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Masucci should serve as Trustee because of the experience he has gained as chief executive officer of multiple investment advisory firms as well as his knowledge of and experience in the financial services industry.

The Trust has concluded that Mr. Loebs should serve as Trustee because of his diverse experience in capital markets, including asset pricing and trading, market research, index development, and exchange-traded products, as well as his knowledge of and experience in the financial services industry.
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The Trust has concluded that Mr. Chase should serve as Trustee because of his executive experience at major investment advisory firms focusing on global markets and derivatives, and his general knowledge of and experience in the financial services industry.

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. During the fiscal year ended September 30, 2018, the Audit Committee met three times.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. During the fiscal year ended September 30, 2018, the Nominating Committee did not meet.

Fair Value Committee. In addition to the Board’s standing committees described above, the Board also has established a Fair Value Committee that is comprised of certain officers of the Trust and representatives from the Adviser. The Fair Value Committee operates under procedures approved by the Board. The Fair Value Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available.  The Fair Value Committee meets periodically, as necessary.

OWNERSHIP OF SHARES
The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2018, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Fund.

Name	Dollar Range of Shares of the Fund	Aggregate Dollar Range of Shares (All Funds in the Complex)
Interested Trustee
Samuel Masucci, III	None	None
Independent Trustees
Terry Loebs	None	None
Jared A. Chase	None	None

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COMPENSATION OF THE TRUSTEES AND OFFICER

The Trustees received the following compensation during the fiscal year ended September 30, 2018. The Adviser, and not the Fund, is responsible for compensating the Trustees.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested Trustee
Samuel Masucci, III	$0	$0	$0	$0
Independent Trustees
John W. Southard*	$0	$0	$0	$25,667
Terry Loebs	$0	$0	$0	$59,922
Jared A. Chase*	$0	$0	$0	$34,255
* Effective March 8, 2018, Mr. Chase replaced Mr. Southard as an Independent Trustee.

CODES OF ETHICS

The Trust, the Adviser, EquBot, and ETFMG Financial LLC (the “Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, EquBot, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and may engage a third party proxy solicitation firm to assist with voting proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Adviser has engaged Broadridge Financial Solutions, Inc. to assist the CCO in carrying out the Trust’s Proxy Voting Policies.  The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

In voting to elect board nominees for uncontested seats, the following factors will be taken into account: (i) whether a majority of the company’s directors are independent; (ii) whether key board committees are entirely composed of independent directors; (iii) excessive board memberships and professional time commitments to effectively serve the company’s board; and (iv) the attendance record of incumbent directors at board and committee meetings.

Equity compensation plans will also be reviewed on a case-by-case basis based upon their specific features. For example, stock option plans will be evaluated using criteria such as: (i) whether the plan is performance-based; (ii) dilution to existing shareholders; (iii) the cost of the plan; (iv) whether discounted options are allowed under the plan; (v) whether the plan authorizes the repricing of options or reload options without shareholder approval; and (vi) the equity overhang of all plans. Similarly, employee stock purchase plans generally will be supported under the guidelines upon consideration of factors such as (i) whether the plan sets forth adequate limits on share issuance; (ii) whether participation limits are defined; and (iii) whether discounts to employees exceed a threshold amount.
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The Proxy Voting Policies provide for review and vote on shareholder proposals on a case-by-case basis. In accordance with this approach, these guidelines support a shareholder proposal upon the compelling showing that it has a substantial economic impact on shareholder value. As such, proposals that request that the company report on environmental, labor or human rights issues are only supported when such concerns pose a substantial risk to shareholder value.

With regard to voting proxies of foreign companies, the Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-ETFMGRS (383-6477) and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser. ETF Managers Group LLC, a Delaware limited liability company located at 30 Maple Street, 2nd Floor, Summit, New Jersey 07901, serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Exchange Traded Managers Group LLC, an entity controlled by Samuel Masucci, III, the Adviser’s Chief Executive Officer and a Trustee and Chairman of the Board of the Trust.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Fund, and manages the investment portfolios of the Fund, subject to the supervision of, and policies established by, the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee that is equal to 0.75% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, certain proxy solicitation costs and non‑standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses.

For the fiscal period indicated below, the Fund paid the following management fees to the Adviser:

Aggregate Advisory Fees Paid to Adviser
October 18, 2017 (commencement of operations) through September 30, 2018	$940,030

Sub-Adviser. EquBot LLC, a Delaware limited liability company, located at 450 Townsend Street, San Francisco, California 94107, serves as the sub-adviser to the Fund. EquBot is owned and controlled by Arthur Amador and Chidananda Khatua by virtue of each of their ownership.

The Adviser and EquBot have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser and is responsible for providing investment advice to the Fund based on the EquBot Model, as described in the Prospectus, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser receives an annual fee of 0.05% of the average daily net assets of the Fund, calculated daily and paid quarterly. The Fund does not directly pay the Sub-Adviser. The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Sub-Advisory Agreement provides that
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the Sub-Adviser shall not be protected against any liability by reason of the Sub-Adviser’s (i) willful misfeasance, bad faith or gross negligence, (ii) reckless disregard of its duties under the Sub-Advisory Agreement, or (iii) breach of a fiduciary duty, that results in a loss.

For the fiscal period indicated below, the Adviser paid the following fee to EquBot with respect to the Fund:

Sub-Advisory Fees Paid to EquBot
October 18, 2017 (commencement of operations) through September 30, 2018	$188,371

THE PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.

Portfolio Manager Compensation. Samuel R. Masucci, III, James B. Francis, CFA, and Devin Ryder,  are the portfolio managers of the Fund.  Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of September 30, 2018, the portfolio managers did not beneficially own Shares of the Fund.

Other Accounts. In addition to the Fund, Samuel R. Masucci, III managed the following other accounts for the Adviser as of September 30, 2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,759,838,596	0	NA
Other Pooled Investment Vehicles	2	$65,795,820	0	NA
Other Accounts	0	NA	0	NA

In addition to the Fund, James B. Francis, CFA, and Devin Ryder, co-managed the following other accounts for the Adviser as of September 30,   2018.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	9	$3,759,838,596	0	NA
Other Pooled Investment Vehicles	0	NA	0	NA
Other Accounts	0	NA	0	NA

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.
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THE DISTRIBUTOR

The Trust and ETFMG Financial LLC, an affiliate of the Adviser, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of 25,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

Upon direction from the Trust, the Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares (“Shares”) of the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation
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Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.=

THE ADMINISTRATOR

The Trust, on behalf of the Fund, and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”), under which the Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services under the Administration Agreement, the Administrator is entitled to a fee based on the average daily net assets of the Fund and subject to a minimum annual fee.

The Adviser is responsible for paying the Administrator its fee under the Administration Agreement. Any decrease in the Administrator’s fee will decrease the amount the Adviser is obligated to pay to the Administrator.

For the fiscal period indicated below, the Adviser paid the following fees to the Administrator:

Fees Paid to the Administrator
October 18, 2017 (inception date) through September 30, 2018	$53,955

THE CUSTODIAN

U.S. Bank National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

THE TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WithumSmith + Brown, PC, with offices located at 1411 Broadway, 9th Floor, New York, New York, 10018, serves as the independent registered public accounting firm for the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities
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related thereto. Share certificates representing shares will not be issued. The Fund’s shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
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The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

For the fiscal period indicated below, the Fund paid the following amount in brokerage commissions:

Brokerage Commissions
October 18, 2017 (commencement of operations) through September 30, 2018	$178,132

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. For the fiscal period October 18, 2017 (commencement of operations) through September 30, 2018, the Fund did not make any payments to affiliated broker-dealers.

Securities of “Regular Broker-Dealer.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.   For the fiscal period October 18, 2017 (commencement of operations) through September 30, 2018, the Fund did not hold any securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

For the fiscal period indicated below, the Fund had the following portfolio turnover rate:

Portfolio Turnover
October 18, 2017 (commencement of operations) through September 30, 2018	260%

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BOOK ENTRY ONLY SYSTEM

Depositary Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.
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  The following table sets forth the name, address, and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding equity securities as of January 4, 2019:

Name and Address	% Ownership	Parent Company (if applicable)	Jurisdiction (if applicable)	Type of Ownership
National Financial Services LLC 200 Liberty Street New York, NY 10281	21.56%	N/A	N/A	Record

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.19%	N/A	N/A	Record

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	12.61%	N/A	N/A	Record

E*Trade Securities LLC PO Box 484 Jersey City, NJ 07303-0484	5.97%	N/A	N/A	Record

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s portfolio and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
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The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Investment Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as
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applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust,
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the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund will be $250. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
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REDEMPTION TRANSACTION FEE. A redemption transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Fund’s Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Fund will be $250. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
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The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fair Value Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates and market indices). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description
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of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per share. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017.   Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026.  There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund.  The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund.  You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Under the Asset Test, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund.

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test.  In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets.  If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to
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shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC.  If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.  However, the Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances.  If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of the Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates).  The portion of distributions that the Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains (generally at a maximum rate of 20% for non-corporate shareholders), regardless of how long the shareholder has owned the shares. The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.
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U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).  This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund shares for less than a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If the Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A sale or exchange of shares in the Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.  The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to the Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Back-Up Withholding. The Fund or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder or Authorized Participant who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
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Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Ordinary dividends paid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate.  Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal period ended September 30, 2018 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Fund’s Annual Report at no charge by calling 1-844-ETFMGRS (383-6477) or through the Fund’s website at www.aieqetf.com.
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PART C: OTHER INFORMATION

ETF Managers Trust

ITEM 28. EXHIBITS

(a)	(1)
Certificate of Trust dated June 30, 2009, as filed with the state of Delaware on July 1, 2009, for ETF Managers Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (the “SEC”) on June 22, 2012.

	(2)
Certificate of Amendment dated May 25, 2016 to the Registrant’s Certificate of Trust dated June 30, 2009, as filed with the State of Delaware on May 31, 2016, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on August 25, 2016.

	(3)
Registrant’s Agreement and Declaration of Trust, adopted June 30, 2009, is incorporated herein by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 20, 2012.

	(4)
Amendment dated June 20, 2016 to the Registrant’s Agreement and Declaration of Trust, adopted June 30, 2009, is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on August 25, 2016.

(b)
Registrant’s By-Laws, adopted October 1, 2012, are incorporated herein by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 20, 2012.

(c)		Not applicable.

(d)	(1)
Amended and Restated Advisory Agreement dated June 24, 2016 between the Trust and ETF Managers Group LLC is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on August 25, 2016.

	(2)
Amended Schedule A dated June 7, 2018 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

	(3)
Sub-Advisory Agreement between ETF Managers Group LLC and EquBot LLC is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

(e)	(1)
Amended and Restated Distribution Agreement dated December 26, 2017 between the Trust and ETFMG Financial, LLC is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 20, 2017.

	(2)
Amendment No. 1 dated June 6, 2018 to the Amended and Restated Distribution Agreement is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(f)		Not applicable.

(g)	(1)
Amended and Restated Custody Agreement dated December 19, 2017 between the Trust and U.S. Bank National Association (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

(2)
Amendment No. 1 dated June 6, 2018 to the Amended and Restated Custody Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(3)
Prime Brokerage Account Agreement between the Trust and Wedbush Securities Inc. (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

(h)	(1)(a)
Amended and Restated Fund Administration Servicing Agreement dated December 19, 2017 between the Trust and U.S. Bancorp Fund Services, LLC (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

(1)(b)
Amendment No. 1 dated June 6, 2018 to the Amended and Restated Fund Administration Servicing Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(2)
Form of Sub-License Agreement is incorporated herein by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 20, 2012.

(3)(a)
Amended and Restated Transfer Agent Servicing Agreement dated December 19, 2017 between the Trust and U.S. Bancorp Fund Services, LLC (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

(3)(b)
Amendment No. 1 dated June 6, 2018 to the Amended and Restated Transfer Agent Servicing Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(4)(a)
Amended and Restated Fund Accounting Servicing Agreement dated December 19, 2017 between the Trust and U.S. Bancorp Fund Services, LLC (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

(4)(b)
Amendment No. 1 dated June 6, 2018 to the Amended and Restated Fund Accounting Servicing Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(4)(b) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(5)
Securities Lending Agreement dated January 8, 2016 between the Trust and U.S. Bank National Association LLC (with respect to all series except for the ETFMG Alternative Harvest ETF and the ETFMG Prime Junior Silver ETF) is incorporated herein by reference to Exhibit (h)(11) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2016.

(6)
Fund Administration Servicing Agreement between the Trust and ETF Managers Group LLC (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

	(7)
Transfer Agency and Service Agreement between the Trust, Computershare Trust Company, N.A. and Computershare Inc. (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

	(8)
Fund Accounting Servicing Agreement between the Trust and ETF Managers Group LLC (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

(i)	(1)
Legal Opinion and Consent for AI Powered Equity ETF is incorporated herein by reference to Exhibit (i)(9) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

	(2)
Legal Opinion and Consent for ETFMG Alternative Harvest ETF is incorporated herein by reference to Exhibit (i)(10) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 20, 2017.

	(3)
Legal Opinion and Consent for ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech ETF, BlueStar TA-BIGITech Israel Technology ETF and Etho Climate Leadership U.S. ETF is incorporated herein by reference to Exhibit (i)(4) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

	(4)
Legal Opinion and Consent for Rogers AI Global Macro ETF is incorporated herein by reference to Exhibit (i)(5) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(j)		Consent of independent registered public accountant – filed herewith.

(k)		Not applicable.

(l)		Not applicable.

(m)	(1)
Amended and Restated Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(n)		Not applicable.

(o)		Not applicable.

(p)	(1)
Code of Ethics of the Trust, ETFMG Financial LLC, and ETF Managers Group LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

	(2)
Code of Ethics of EquBot LLC is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

(q)	(1)
Power of Attorney dated October 29, 2014 for Terry Loebs is incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 4, 2014.

(2)
Power of Attorney dated March 28, 2018 for Jared Chase is incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

 ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

EquBot LLC serves as investment sub-adviser for the AI Powered Equity ETF. The principal address of EquBot LLC is 450 Townsend Street, San Francisco, California 94107.

Each of the above entities is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

This Item incorporates by reference each firm’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.  Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the firms below is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
ETF Managers Group LLC	801-107165
EquBot LLC	801-110987

Item 32.  Principal Underwriter.

(a)       ETF Managers Trust is the only investment company for which ETFMG Financial LLC acts as a principal underwriter.

(b)       To the best of Registrant’s knowledge, the directors and executive officers of ETFMG Financial LLC are as follows:

Name*	Position with Underwriter	Positions with Fund
Samuel R. Masucci III	Chief Executive Officer	Trustee, President and Secretary
John M. Creighton	FINOP	None
Reshma J. Amin	Chief Compliance Officer	Chief Compliance Officer
* The principal business address for each of the above individuals is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

(c)       Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a) Registrant:	ETF Managers Trust 30 Maple Street, 2nd Floor Summit, New Jersey 07901
(b) Adviser:	ETF Managers Group 30 Maple Street, 2nd Floor Summit, New Jersey 07901
(c) Sub-Adviser	EquBot LLC 450 Townsend Street San Francisco, California 94107
(d) Principal Underwriter:	ETFMG Financial LLC 30 Maple Street, 2nd Floor Summit, New Jersey 07901
(e) Custodian:	U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Summit, State of New Jersey, on January 28, 2019.

ETF Managers Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity indicated on January 28, 2019.

Signature	Title

/s/ Samuel Masucci, III	Trustee and President (principal executive officer)
Samuel Masucci, III

/s/ John A. Flanagan	Treasurer (principal financial officer and principal accounting officer)
John A. Flanagan

/s/ Jared Chase*	Trustee
Jared Chase

/s/ Terry Loebs*	Trustee
Terry Loebs

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Consent of independent registered public accountant	(j)